UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22701

Arden Investment Series Trust

(Exact name of registrant as specified in charter)

375 Park Avenue, 32nd Floor

New York, New York 10152

(Address of principal executive offices) (Zip code)

Henry P. Davis

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, New York 10152

(Name and Address of Agent for Service)

Copy to:

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 866-773-7145

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

LONG INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 83.3%
Aerospace & Defense - 2.6%
DigitalGlobe, Inc.*(a)	5,504	$148,003
Ducommun, Inc.*	563	14,621
General Dynamics Corp.(b)	4,900	652,729
Huntington Ingalls Industries, Inc.	7,930	924,638
L-3 Communications Holdings, Inc.(a)(b)	14,932	1,838,428
Lockheed Martin Corp.(a)	7,447	1,402,791
Northrop Grumman Corp.(a)(b)	49,435	7,758,823
Raytheon Co.(a)	1,287	128,764
Rockwell Collins, Inc.(a)(b)	21,058	1,802,986
Spirit AeroSystems Holdings, Inc., Class A*(a)(b)	17,983	809,954
Textron, Inc.(a)(b)	30,045	1,278,715
TransDigm Group, Inc.(a)	4,445	913,581
Triumph Group, Inc.(a)	5,447	310,806
United Technologies Corp.(a)(b)	77,211	8,862,279
		26,847,118
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc.*	14,281	118,961
Atlas Air Worldwide Holdings, Inc.*(a)	13,777	622,720
CH Robinson Worldwide, Inc.(a)(b)	24,588	1,751,157
Expeditors International of Washington, Inc.(b)	3,929	171,619
FedEx Corp.(b)	16,008	2,707,113
		5,371,570
Airlines - 0.4%
Alaska Air Group, Inc.(a)	7,400	502,238
American Airlines Group, Inc.	12,569	616,887
Delta Air Lines, Inc.	1,800	85,158
Gol Linhas Aereas Inteligentes S.A. (ADR)*	50,926	229,167
Republic Airways Holdings, Inc.*	10,074	138,618
Southwest Airlines Co.(a)	17,300	781,614
Spirit Airlines, Inc.*(a)	24,800	1,838,672
United Continental Holdings, Inc.*(a)	900	62,433
		4,254,787

	SHARES	VALUE
Auto Components - 0.9%
Cooper Tire & Rubber Co.(a)	34,600	$1,203,734
Dana Holding Corp.	13,200	275,484
Delphi Automotive plc(b)	9,500	652,935
Gentex Corp.	17,500	292,075
Gentherm, Inc.*	13,802	507,637
Goodyear Tire & Rubber Co./The	61,400	1,488,336
Johnson Controls, Inc.(a)	37,523	1,743,694
Lear Corp.	9,800	983,430
Motorcar Parts of America, Inc.*	5,878	153,533
Tenneco, Inc.*(a)(b)	10,807	555,696
Tower International, Inc.*(a)	67,813	1,605,134
		9,461,688
Automobiles - 0.5%
Fiat Chrysler Automobiles N.V.*(b)	15,900	210,039
General Motors Co.	35,746	1,166,034
Harley-Davidson, Inc.(b)	28,444	1,754,995
Tata Motors Ltd. (ADR)(a)	30,700	1,514,124
		4,645,192
Banks - 2.8%
Ameris Bancorp(a)	16,803	405,456
Bank of America Corp.(b)	58,100	880,215
BB&T Corp.(b)	39,000	1,376,310
C&F Financial Corp.	325	11,469
CIT Group, Inc.(a)(b)	28,232	1,237,126
Comerica, Inc.(a)(b)	22,006	913,249
Commerce Bancshares, Inc./MO(b)	208	8,320
Cullen/Frost Bankers, Inc.(a)	1,231	76,691
East West Bancorp, Inc.	6,884	249,063
Fifth Third Bancorp	72,100	1,247,330
Financial Institutions, Inc.	11,019	242,749
HDFC Bank Ltd. (ADR)(b)	5,200	296,296
HSBC Holdings plc (ADR)(b)	35,512	1,623,609
ICICI Bank Ltd. (ADR)(a)	199,155	2,391,851
KeyCorp(b)	619,612	8,048,760
Pacific Premier Bancorp, Inc.*	16,162	240,167
PacWest Bancorp(b)	6,415	274,273
PNC Financial Services Group, Inc./The(a)(b)	16,329	1,380,454
Prosperity Bancshares, Inc.(a)	9,491	434,593

See Accompanying Notes to the Consolidated Schedules of Investments.

1

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Banks (continued)
Regions Financial Corp.	600,800	$5,226,960
Signature Bank/NY*(a)	859	100,615
SVB Financial Group*(a)(b)	7,844	885,588
Texas Capital Bancshares, Inc.*(a)(b)	21,906	894,860
Zions Bancorp.(a)	4,400	105,424
		28,551,428
Beverages - 2.2%
Boston Beer Co., Inc./The, Class A*	200	62,904
Coca-Cola Enterprises, Inc.(a)	206,835	8,707,753
Dr Pepper Snapple Group, Inc.	9,200	710,884
Molson Coors Brewing Co., Class B(a)(b)	85,249	6,472,957
Monster Beverage Corp.*(a)(b)	9,814	1,147,747
PepsiCo, Inc.(a)	57,042	5,349,399
		22,451,644
Biotechnology - 1.2%
ACADIA Pharmaceuticals, Inc.*(a)(b)	33,727	1,026,313
Achillion Pharmaceuticals, Inc.*(a)(b)	104,798	1,556,250
Alexion Pharmaceuticals, Inc.*	434	79,526
Biogen Idec, Inc.*(a)	5,201	2,024,021
BioMarin Pharmaceutical, Inc.*(a)(b)	18,440	1,791,630
Gilead Sciences, Inc.*(b)	600	62,898
Isis Pharmaceuticals, Inc.*(b)	26,303	1,802,019
Ligand Pharmaceuticals, Inc.*	14,320	815,094
Medivation, Inc.*(a)	8,575	933,132
MiMedx Group, Inc.*	10,616	86,573
Pharmacyclics, Inc.*(a)(b)	716	120,825
Seattle Genetics, Inc.*(b)	9,412	293,278
United Therapeutics Corp.*(a)	898	126,735
Vertex Pharmaceuticals, Inc.*(a)	16,099	1,773,144
		12,491,438
Building Products - 0.2%
Allegion plc	5,600	302,456
Armstrong World Industries, Inc.*(a)	3,935	199,505
Builders FirstSource, Inc.*(a)	23,720	140,422

	SHARES	VALUE
Building Products (continued)
Continental Building Products, Inc.*	7,228	$120,997
Lennox International, Inc.(b)	2,717	267,108
Norcraft Cos., Inc.*	37,247	768,033
PGT, Inc.*	65,457	562,276
		2,360,797
Capital Markets - 2.8%
Affiliated Managers Group, Inc.*(a)	7,122	1,463,714
American Capital Ltd.*(a)	86,608	1,211,646
Ameriprise Financial, Inc.(a)	16,227	2,027,401
Bank of New York Mellon Corp./The(a)(b)	47,456	1,708,416
Charles Schwab Corp./The(a)	135,600	3,522,888
Deutsche Bank AG(b)	60,764	1,760,941
E*TRADE Financial Corp.*(a)	95,400	2,198,970
Evercore Partners, Inc., Class A	13,047	624,560
Invesco Ltd.(a)(b)	46,947	1,724,363
Janus Capital Group, Inc.	15,800	277,132
Newtek Business Services Corp.*	7,510	107,168
Northern Trust Corp.(a)(b)	37,371	2,443,316
Oppenheimer Holdings, Inc., Class A	2,224	43,924
Pzena Investment Management, Inc., Class A	3,439	27,959
Raymond James Financial, Inc.(a)	9,091	478,368
Safeguard Scientifics, Inc.*(a)	5,400	98,982
T Rowe Price Group, Inc.	96,800	7,620,096
Waddell & Reed Financial, Inc., Class A(b)	18,524	828,208
		28,168,052

Chemicals - 1.8%
Air Products & Chemicals, Inc.(a)(b)	12,501	1,820,271
Airgas, Inc.(a)	5,014	564,777
Albemarle Corp.(a)(b)	763	36,822
Cabot Corp.(a)(b)	3,208	136,051
CF Industries Holdings, Inc.	1,146	349,965
Dow Chemicals Co./The(b)	5,000	225,800
Eastman Chemical Co.(b)	24,900	1,765,161

See Accompanying Notes to the Consolidated Schedules of Investments.

2

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Chemicals (continued)
Gulf Resources, Inc.*	11,599	$20,414
Huntsman Corp.(b)	15,400	338,184
LyondellBasell Industries N.V., Class A	39,727	3,142,008
Monsanto Co.(b)	15,508	1,829,634
Mosaic Co./The(a)(b)	38,107	1,855,430
OMNOVA Solutions, Inc.*	12,008	82,375
PPG Industries, Inc.(b)	8,141	1,814,466
RPM International, Inc.	7,500	358,950
Scotts Miracle-Gro Co./The, Class A(a)	1,120	71,042
Sigma-Aldrich Corp.	6,100	838,872
Valspar Corp./The(a)(b)	7,809	651,505
Westlake Chemical Corp.(a)	33,600	1,925,616
		17,827,343
Commercial Services & Supplies - 1.3%
ADT Corp./The	7,100	244,240
Cintas Corp.(b)	45,843	3,607,844
Deluxe Corp.(b)	1,000	64,930
Ennis, Inc.	12,610	168,218
KAR Auction Services, Inc.	22,347	762,256
Pitney Bowes, Inc.(a)(b)	19,238	461,327
R.R. Donnelley & Sons Co.(a)(b)	38,655	636,648
Tyco International plc(a)	182,500	7,447,825
Waste Connections, Inc.(a)	4,200	181,524
		13,574,812
Communications Equipment - 0.7%
Alcatel-Lucent (ADR)*	74,873	258,312
ARRIS Group, Inc.*	16,844	441,650
Aruba Networks, Inc.*(a)	25,300	419,474
Ciena Corp.*	69,531	1,287,714
ClearOne, Inc.	9,135	97,014
CommScope Holding Co., Inc.*	10,300	289,481
F5 Networks, Inc.*	7,300	814,826
InterDigital, Inc.(a)(b)	10,441	521,841
Motorola Solutions, Inc.(a)	11,754	733,567
Polycom, Inc.*(a)	23,364	310,741
QUALCOMM, Inc.(a)(b)	25,884	1,616,715
Sierra Wireless, Inc.*(b)	9,300	335,823
ViaSat, Inc.*(a)(b)	2,227	125,202
Zhone Technologies, Inc.*(a)	39,371	51,970
		7,304,330

	SHARES	VALUE
Construction & Engineering - 0.6%
Granite Construction, Inc.	15,117	$515,187
KBR, Inc.(a)(b)	31,423	519,422
Quanta Services, Inc.*(a)	167,775	4,442,682
Tutor Perini Corp.*(a)	28,588	620,646
		6,097,937
Construction Materials - 0.7%
Eagle Materials, Inc.(b)	37,323	2,658,144
Martin Marietta Materials, Inc.(b)	30,900	3,329,166
Vulcan Materials Co.(a)(b)	21,880	1,542,759
		7,530,069
Consumer Finance - 1.1%
Ally Financial, Inc.*(a)	330,473	6,183,150
Consumer Portfolio Services, Inc.*	38,642	216,395
Encore Capital Group, Inc.*	17,734	660,060
Ezcorp, Inc., Class A*	32,308	333,096
JG Wentworth Co.*	156,772	1,494,037
Navient Corp.	33,100	653,394
Nelnet, Inc., Class A	7,934	347,033
Regional Management Corp.*	15,948	231,724
Santander Consumer USA Holdings, Inc.	46,925	837,611
		10,956,500
Containers & Packaging - 0.5%
Avery Dennison Corp.(a)	19,567	1,022,767
Bemis Co., Inc.	8,853	392,188
Crown Holdings, Inc.*	800	35,448
Graphic Packaging Holding Co.*	174,348	2,524,559
Rock Tenn Co., Class A	1,700	110,330
Sealed Air Corp.(a)	21,626	875,853
Sonoco Products Co.(a)	5,608	247,874
		5,209,019
Diversified Consumer Services - 0.1%
H&R Block, Inc.(a)	6,240	213,907
LifeLock, Inc.*	7,100	105,435
Sotheby’s(a)	21,109	898,188
Steiner Leisure Ltd.*	5,879	256,442
		1,473,972
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc., Class B*	2,900	417,339
CME Group, Inc.(a)(b)	20,695	1,765,283

See Accompanying Notes to the Consolidated Schedules of Investments.

3

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Diversified Financial Services (continued)
Intercontinental Exchange, Inc.(a)	8,969	$1,845,192
Leucadia National Corp.(a)(b)	37,809	857,130
Marlin Business Services Corp.	7,313	117,374
McGraw Hill Financial, Inc.(a)	165	14,758
Moody’s Corp.(a)(b)	21,260	1,941,676
Rescap Liquidating Trust*	103	1,550
Voya Financial, Inc.(a)	24,400	951,844
		7,912,146
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.(a)(b)	52,637	1,956,517
Frontier Communications Corp.(b)	185,200	1,243,618
Level 3 Communications, Inc.*(a)(b)	38,313	1,905,689
Vonage Holdings Corp.*(a)	140,074	588,311
Windstream Holdings, Inc.(a)	58,500	465,075
		6,159,210
Electric Utilities - 2.2%
American Electric Power Co., Inc.(a)	8,900	559,009
Edison International(b)	1,860	126,759
Entergy Corp.	13,200	1,155,132
Exelon Corp.(b)	20,600	742,424
FirstEnergy Corp.	8,990	362,567
Great Plains Energy, Inc.	19,200	567,744
ITC Holdings Corp.(a)(b)	8,233	350,232
NextEra Energy, Inc.(a)(b)	92,974	10,156,480
OGE Energy Corp.(a)(b)	64,046	2,253,138
Pinnacle West Capital Corp.(b)	25,359	1,779,695
PPL Corp.(a)	51,184	1,817,032
Westar Energy, Inc.(a)	10,600	452,832
Xcel Energy, Inc.(a)(b)	48,216	1,809,546
		22,132,590
Electrical Equipment - 1.1%
Acuity Brands, Inc.(a)	6,877	1,030,793
AMETEK, Inc.(a)	29,934	1,433,839
EnerSys	16,302	951,711
Generac Holdings, Inc.*(b)	5,349	233,965
Hubbell, Inc., Class B	19,933	2,113,695
Power Solutions International, Inc.*	309	13,664

	SHARES	VALUE
Electrical Equipment (continued)
Regal-Beloit Corp.(a)	2,164	$148,991
SolarCity Corp.*(b)	107,101	5,206,180
		11,132,838
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A(a)(b)	28,966	1,555,764
Arrow Electronics, Inc.*(a)	19,242	1,059,080
Avnet, Inc.(a)(b)	13,753	572,400
Belden, Inc.(a)(b)	7,391	613,009
Checkpoint Systems, Inc.*	6,805	88,193
Corning, Inc.	11,200	266,224
Flextronics International Ltd.*	62,842	698,803
FLIR Systems, Inc.(b)	28,064	847,533
Ingram Micro, Inc., Class A*(a)	30,050	756,659
Jabil Circuit, Inc.(a)	37,712	777,244
Netlist, Inc.*	69,874	94,330
Planar Systems, Inc.*	25,215	184,574
TE Connectivity Ltd.	26,949	1,789,144
Zebra Technologies Corp., Class A*(a)	13,000	1,084,980
		10,387,937
Energy Equipment & Services - 1.1%
Cameron International Corp.*(a)(b)	27,484	1,230,733
Dril-Quip, Inc.*(a)	5,463	405,518
FMC Technologies, Inc.*(b)	103,500	3,879,180
Halliburton Co.	24,819	992,512
Nabors Industries Ltd.(b)	65,203	750,487
Noble Corp. plc(a)(b)	84,166	1,365,172
Oceaneering International, Inc.(a)	8,450	442,442
Patterson-UTI Energy, Inc.(a)(b)	41,050	704,418
Rowan Cos. plc, Class A(a)	39,055	824,842
Vantage Drilling Co.*(a)	40,364	15,742
Weatherford International plc*	87,900	908,007
		11,519,053
Food & Staples Retailing - 1.2%
Casey’s General Stores, Inc.(b)	2,609	238,202
Cia Brasileira de Distribuicao (ADR)(a)(b)	6,176	202,634

See Accompanying Notes to the Consolidated Schedules of Investments.

4

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Food & Staples Retailing (continued)
Costco Wholesale Corp.	18,258	$2,610,711
Kroger Co./The(a)(b)	51,138	3,531,079
Rite Aid Corp.*(a)	10,200	71,196
SpartanNash Co.(a)	15,187	391,217
Sysco Corp.(a)(b)	59,387	2,326,189
Walgreens Boots Alliance, Inc.(a)	5,620	414,475
Wal-Mart Stores, Inc.(a)	29,900	2,540,902
		12,326,605
Food Products - 3.0%
Archer-Daniels-Midland Co.(a)(b)	25,800	1,203,054
BRF S.A. (ADR)(a)	23,300	552,676
Bunge Ltd.(a)(b)	28,872	2,584,910
Campbell Soup Co.(a)	3,096	141,611
Darling Ingredients, Inc.*(b)	19,113	324,539
General Mills, Inc.(a)	112,592	5,908,828
Hershey Co./The(a)(b)	48,590	4,966,384
Ingredion, Inc.(a)(b)	1,759	141,846
Kellogg Co.(a)(b)	6,286	412,236
Kraft Foods Group, Inc.	79,900	5,220,666
McCormick & Co., Inc.(a)	17,698	1,263,460
Mead Johnson Nutrition Co.(a)	19,298	1,900,660
Mondelez International, Inc., Class A	10,300	362,972
Sanderson Farms, Inc.(a)	8,100	647,676
Tyson Foods, Inc., Class A(a)	76,700	2,994,368
Unilever plc (ADR)(a)	14,738	648,030
WhiteWave Foods Co./The*(a)	42,600	1,404,522
		30,678,438
Gas Utilities - 0.1%
Atmos Energy Corp.(a)	7,361	418,915
Questar Corp.(a)	21,793	565,528
		984,443
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories(b)	23,074	1,032,792
Align Technology, Inc.*(a)	4,300	228,115
Baxter International, Inc.	600	42,186
Boston Scientific Corp.*(a)(b)	107,760	1,595,926
CR Bard, Inc.(b)	6,884	1,177,370
Cynosure, Inc., Class A*	8,314	251,249
DexCom, Inc.*(a)(b)	19,949	1,192,551
	SHARES	VALUE
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.*(a)(b)	14,213	$1,781,600
Fonar Corp.*	21,592	219,159
Greatbatch, Inc.*	11,306	549,019
Intuitive Surgical, Inc.*	1,002	495,469
Medtronic plc	61,689	4,404,560
NuVasive, Inc.*	22,483	1,041,413
Rockwell Medical, Inc.*	42,944	463,366
St Jude Medical, Inc.(b)	700	46,109
STERIS Corp.	1,500	97,830
Synergetics USA, Inc.*(a)	41,140	197,472
Trinity Biotech plc (ADR)(a)	13,194	244,617
		15,060,803
Health Care Providers & Services - 2.4%
Addus HomeCare Corp.*(a)	32,493	720,695
Aetna, Inc.(a)	9,200	844,744
Alliance HealthCare Services, Inc.*(a)	5,073	114,345
AmerisourceBergen Corp.(a)(b)	19,716	1,874,006
Anthem, Inc.	4,119	555,900
Brookdale Senior Living, Inc.*(a)	118,924	4,013,685
Cardinal Health, Inc.(b)	15,805	1,314,818
Centene Corp.*(a)	19,200	2,095,872
Cigna Corp.(a)(b)	21,279	2,273,236
Civitas Solutions, Inc.*	55,829	1,060,193
Community Health Systems, Inc.*(a)	4,100	192,987
Envision Healthcare Holdings, Inc.*	17,183	590,752
HCA Holdings, Inc.*(a)	32,154	2,276,503
Health Net, Inc.*	15,500	839,635
Healthways, Inc.*	29,606	610,476
InfuSystems Holdings, Inc.*	18,561	51,228
Laboratory Corp of America Holdings*	8,857	1,016,606
Patterson Cos., Inc.(a)(b)	2,305	115,457
Providence Service Corp./The*	3,504	136,656
Quest Diagnostics, Inc.(b)	5,328	378,661
UnitedHealth Group, Inc.(a)	23,951	2,544,794
Universal Health Services, Inc., Class B(a)	2,600	266,578
VCA, Inc.*(a)	2,500	130,250
		24,018,077

See Accompanying Notes to the Consolidated Schedules of Investments.

5

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Health Care Technology - 0.2%
athenahealth, Inc.*(a)(b)	5,570	$778,185
Icad, Inc.*	78,660	625,347
Quality Systems, Inc.(a)	9,681	157,703
Veeva Systems, Inc., Class A*(a)	7,400	212,824
		1,774,059
Hotels, Restaurants & Leisure - 3.2%
BJ’s Restaurants, Inc.*(a)	42	1,860
Buffalo Wild Wings, Inc.*(a)(b)	7,579	1,351,487
Carnival Corp.(a)(b)	110,543	4,859,470
Century Casinos, Inc.*	8,804	48,334
Cheesecake Factory, Inc./The	10,196	535,392
Chipotle Mexican Grill, Inc.*(a)	1,618	1,148,521
Darden Restaurants, Inc.(a)(b)	46,532	2,856,134
Domino’s Pizza, Inc.	200	19,810
Dunkin’ Brands Group, Inc.(a)	1,993	94,289
Hyatt Hotels Corp., Class A*(a)(b)	5,001	281,356
Jack in the Box, Inc.	14,300	1,212,497
Las Vegas Sands Corp.(b)	48,700	2,647,819
Marriott International, Inc., Class A	4,500	335,250
McDonald’s Corp.(a)	102,795	9,502,370
Panera Bread Co., Class A*	5,307	912,061
Pinnacle Entertainment, Inc.*(a)(b)	2,261	47,820
Potbelly Corp.*	26,192	367,474
RCI Hospitality Holdings, Inc.*	31,753	309,592
Royal Caribbean Cruises Ltd.(a)(b)	25,563	1,931,285
Sonic Corp.(a)(b)	21,538	651,955
Speedway Motorsports, Inc.(a)	13,074	291,420
Starbucks Corp.	8,000	700,240
Starwood Hotels & Resorts Worldwide, Inc.(a)(b)	24,973	1,797,307
Texas Roadhouse, Inc.	24,751	831,386
Yum! Brands, Inc.(a)	4,400	318,032
		33,053,161
	SHARES	VALUE
Household Durables - 1.0%
Harman International Industries, Inc.(b)	2,400	$311,112
Helen of Troy Ltd.*	6,626	498,408
Hooker Furniture Corp.	24,024	433,393
KB Home	8,160	101,674
La-Z-Boy, Inc.	8,961	239,169
Leggett & Platt, Inc.	9,500	404,985
Mohawk Industries, Inc.*	12,200	2,013,488
Newell Rubbermaid, Inc.(a)	9,823	362,174
Taylor Morrison Home Corp., Class A*(a)	1,747	31,044
Tempur Sealy International, Inc.*(a)	21,200	1,166,636
Tupperware Brands Corp.(b)	17,867	1,207,988
Whirlpool Corp.(a)(b)	16,952	3,374,804
		10,144,875
Household Products - 0.2%
Energizer Holdings, Inc.(a)(b)	12,879	1,648,641
Spectrum Brands Holdings, Inc.	2,500	224,200
		1,872,841
Independent Power and Renewable Electricity Producers - 1.0%
Calpine Corp.*	193,400	4,038,192
Dynegy, Inc.*(b)	79,600	2,174,672
NRG Energy, Inc.(b)	158,500	3,908,610
Vivint Solar, Inc.*	22,880	181,667
		10,303,141
Industrial Conglomerates - 0.3%
Danaher Corp.(b)	19,353	1,594,300
Koninklijke Philips N.V. (NYRS)(b)	11,515	317,699
Roper Industries, Inc.(a)	6,205	957,680
		2,869,679
Insurance - 2.4%
Allied World Assurance Co. Holdings AG(a)	3,288	127,147
American Financial Group, Inc.(a)	3,107	180,330
American International Group, Inc.	108,592	5,306,891
Aon plc	19,201	1,729,050
Arch Capital Group Ltd.*(a)	13,965	809,551
Assurant, Inc.(b)	16,627	1,055,981
Axis Capital Holdings Ltd.	16,190	824,071

See Accompanying Notes to the Consolidated Schedules of Investments.

6

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Insurance (continued)
Cincinnati Financial Corp.(a)(b)	15,396	$777,652
Crawford & Co., Class A	3,057	23,692
Everest Re Group Ltd.(b)	7,500	1,285,350
Hartford Financial Services Group, Inc./The(b)	27,400	1,065,860
HCI Group, Inc.	5,929	273,979
Lincoln National Corp.(a)(b)	49,296	2,463,814
Maiden Holdings Ltd.	37,440	468,000
Marsh & McLennan Cos., Inc.(a)	17,842	959,364
MetLife, Inc.	12,800	595,200
National Western Life Insurance Co., Class A	1,517	361,638
Navigators Group, Inc./The*	1,788	132,705
PartnerRe Ltd.	12,700	1,452,880
Principal Financial Group, Inc.(b)	10,345	485,491
Progressive Corp./The*(b)	66,818	1,733,927
Prudential Financial, Inc.(a)	4,200	318,696
RenaissanceRe Holdings Ltd.(a)(b)	6,500	621,595
Travelers Cos., Inc./The	1,369	140,761
Unum Group(a)	25,800	801,348
Validus Holdings Ltd.(a)	13,330	528,534
		24,523,507
Internet & Catalog Retail - 1.3%
Amazon.com, Inc.*(a)	5,894	2,089,600
Expedia, Inc.(b)	20,781	1,785,711
Liberty Interactive Corp., Class A*(a)(b)	47,828	1,308,574
Liberty Ventures*	133,966	5,003,630
TripAdvisor, Inc.*(a)(b)	26,038	1,744,807
zulily, Inc., Class A*(a)(b)	47,500	878,750
		12,811,072
Internet Software & Services - 2.0%
Baidu, Inc. (ADR)*	5,800	1,263,936
eBay, Inc.*(a)(b)	23,819	1,262,407
Facebook, Inc., Class A*(a)	23,558	1,788,288
Google, Inc., Class A*	1,774	953,614
IAC/InterActiveCorp(a)(b)	17,392	1,060,042
LinkedIn Corp., Class A*(a)(b)	8,238	1,851,408
MercadoLibre, Inc.(a)	12,637	1,566,230
Perion Network Ltd.*	89,064	292,130
	SHARES	VALUE
Internet Software & Services (continued)
Rackspace Hosting, Inc.*(a)(b)	158,389	$7,121,169
SINA Corp./China*(a)(b)	31,403	1,137,416
Sohu.com, Inc.*(b)	2,084	116,996
Yahoo!, Inc.*(a)(b)	42,019	1,848,416
		20,262,052
IT Services - 2.8%
Acxiom Corp.*(a)	20,492	372,954
Alliance Data Systems Corp.*(b)	3,661	1,057,407
Amdocs Ltd.(a)	48,853	2,353,738
Automatic Data Processing, Inc.(a)(b)	14,239	1,175,145
Broadridge Financial Solutions, Inc.(a)	15,473	742,549
Cognizant Technology Solutions Corp., Class A*(a)(b)	33,120	1,792,786
Computer Sciences Corp.(b)	70,367	4,269,870
DST Systems, Inc.(a)	1,148	111,012
EPAM Systems, Inc.*	14,421	705,620
Euronet Worldwide, Inc.*(b)	1,796	81,520
Fidelity National Information Services, Inc.(b)	1,618	101,012
FleetCor Technologies, Inc.*	755	106,077
Global Payments, Inc.(a)(b)	49,293	4,303,772
International Business Machines Corp.(a)	11,818	1,811,818
Jack Henry & Associates, Inc.(a)	771	47,316
Leidos Holdings, Inc.(a)(b)	9,477	392,348
Luxoft Holding, Inc.*	12,596	491,496
MasterCard, Inc., Class A(b)	20,384	1,672,099
Net 1 UEPS Technologies, Inc.*	37,388	444,543
Planet Payment, Inc.*	44,675	72,373
Sykes Enterprises, Inc.*	14,823	333,814
Total System Services, Inc.(a)	23,841	843,256
VeriFone Systems, Inc.*(a)	29,132	914,453
Visa, Inc., Class A(a)	7,410	1,888,883
Western Union Co./The(a)(b)	50,800	863,600
WEX, Inc.*(a)	16,200	1,491,210
WidePoint Corp.*(a)	34,390	49,178
Xerox Corp.(a)	900	11,853
		28,501,702

See Accompanying Notes to the Consolidated Schedules of Investments.

7

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Leisure Products - 0.4%
Brunswick Corp.(a)(b)	32,971	$1,789,666
Johnson Outdoors, Inc., Class A	259	7,770
Mattel, Inc.(a)(b)	68,094	1,831,729
Polaris Industries, Inc.	4,500	650,655
Summer Infant, Inc.*(a)	6,332	19,502
		4,299,322
Life Sciences Tools & Services - 0.4%
Charles River Laboratories International, Inc.*(b)	309	21,429
Illumina, Inc.*	9,188	1,793,406
Quintiles Transnational Holdings, Inc.*	8,300	502,150
Thermo Fisher Scientific, Inc.(a)	9,148	1,145,421
		3,462,406
Machinery - 1.2%
Actuant Corp., Class A(a)	417	9,637
Allison Transmission Holdings, Inc.(a)(b)	17,889	560,284
Caterpillar, Inc.	5,200	415,844
Chart Industries, Inc.*(a)(b)	14,660	417,810
Crane Co.	7,053	429,880
Cummins, Inc.(b)	8,976	1,251,793
Federal Signal Corp.	7,338	112,051
Flowserve Corp.(a)(b)	31,703	1,727,496
IDEX Corp.(b)	4,902	354,660
Ingersoll-Rand plc(a)(b)	28,374	1,884,034
ITT Corp.(a)	12,833	459,550
Lincoln Electric Holdings, Inc.(a)(b)	8,598	583,890
MFRI, Inc.*	555	3,097
Middleby Corp./The*	8,377	795,983
Mueller Water Products, Inc., Class A	98,903	1,011,778
PACCAR, Inc.	5,600	336,616
Parker-Hannifin Corp.	240	27,950
SPX Corp.(a)	440	36,771
Stanley Black & Decker, Inc.(a)	4,459	417,585
Timken Co./The(a)	24,584	934,438
Woodward, Inc.(a)(b)	468	20,877
		11,792,024
Marine - 0.1%
Kirby Corp.*(a)(b)	6,891	499,528
	SHARES	VALUE
Marine (continued)
Safe Bulkers, Inc.(a)	17,044	$61,188
		560,716
Media - 1.8%
AMC Networks, Inc., Class A*(a)	7,700	513,590
Charter Communications, Inc., Class A*(a)	27,249	4,117,733
Comcast Corp., Class A	19,849	1,054,875
Comcast Corp., Class A(b)	5,200	275,080
Cumulus Media, Inc., Class A*	48,939	170,308
Discovery Communications, Inc., Class A*(a)(b)	60,589	1,756,172
Discovery Communications, Inc., Class C*	27,323	761,765
DISH Network Corp., Class A*(a)	29,500	2,075,325
Gannett Co., Inc.(b)	11,900	369,019
Madison Square Garden Co./The, Class A*(a)	11,053	837,265
Time Warner Cable, Inc.	31,925	4,345,950
Walt Disney Co./The(b)	18,144	1,650,378
		17,927,460
Metals & Mining - 1.3%
Agnico Eagle Mines Ltd.	970	32,708
AK Steel Holding Corp.*	5,000	18,950
Alcoa, Inc.(a)(b)	115,324	1,804,821
ArcelorMittal (NYRS)(b)	49,700	479,108
Barrick Gold Corp.(b)	33,715	430,878
Carpenter Technology Corp.(b)	1,766	67,002
Century Aluminum Co.*(b)	21,183	489,539
Compass Minerals International, Inc.(a)	6,893	602,448
Freeport-McMoRan, Inc.(b)	119,848	2,014,645
Globe Specialty Metals, Inc.	6,507	100,338
Kaiser Aluminum Corp.	2,291	158,789
Newmont Mining Corp.(a)(b)	73,091	1,838,239
Nucor Corp.(a)	70,409	3,073,353
POSCO (ADR)(a)(b)	2,684	156,289
Reliance Steel & Aluminum Co.(a)	15,727	823,623
Silver Wheaton Corp.	906	20,811
Steel Dynamics, Inc.(a)(b)	92,896	1,582,948
Taseko Mines Ltd.*(a)	53,752	40,314
		13,734,803

See Accompanying Notes to the Consolidated Schedules of Investments.

8

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Multiline Retail - 1.2%
Big Lots, Inc.	6,159	$282,760
Dillard’s, Inc., Class A(a)	6,344	720,678
Dollar General Corp.*(a)	33,214	2,227,331
Dollar Tree, Inc.*	5,752	408,967
Family Dollar Stores, Inc.	8,599	654,384
Kohl’s Corp.(b)	14,017	837,095
Macy’s, Inc.(b)	66,745	4,263,671
Target Corp.(a)(b)	38,341	2,822,281
		12,217,167
Multi-Utilities - 1.5%
Ameren Corp.(a)(b)	39,508	1,788,922
CenterPoint Energy, Inc.	31,220	720,870
MDU Resources Group, Inc.(a)	4,629	104,662
NiSource, Inc.(a)	11,421	494,072
PG&E Corp.(a)	52,548	3,090,348
Public Service Enterprise Group, Inc.(a)	17,600	751,168
Sempra Energy(a)(b)	76,479	8,559,530
		15,509,572
Oil, Gas & Consumable Fuels - 5.4%
Aegean Marine Petroleum Network, Inc.(a)	28,382	391,388
Anadarko Petroleum Corp.(a)	22,929	1,874,446
Apache Corp.	21,564	1,349,260
Cabot Oil & Gas Corp.(b)	20,420	541,130
Carrizo Oil & Gas, Inc.*	25,700	1,159,070
Cimarex Energy Co.(b)	6,812	702,998
Cobalt International Energy, Inc.*(a)(b)	72,249	658,911
Concho Resources, Inc.*(b)	9,571	1,060,945
ConocoPhillips	1,900	119,662
CONSOL Energy, Inc.(a)(b)	30,443	881,325
Cosan Ltd., Class A(a)	22,399	154,553
Devon Energy Corp.(a)(b)	20,338	1,225,771
DHT Holdings, Inc.	106,490	782,702
Dynagas LNG Partners LP	19,050	353,949
Encana Corp.(b)	63,100	772,344
Energen Corp.(b)	28,165	1,786,224
EQT Corp.(b)	8,040	598,498
	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Euronav N.V.*	4,540	$52,982
GasLog Ltd.	30,700	536,943
Golar LNG Ltd.	61,945	1,756,760
Gran Tierra Energy, Inc.*	247,378	529,389
Green Plains, Inc.(b)	80,000	1,872,800
Gulfport Energy Corp.*	9,968	383,668
Hess Corp.(b)	23,046	1,555,375
HollyFrontier Corp.(a)	9,954	357,548
Ithaca Energy, Inc.*	183,673	174,899
Kinder Morgan, Inc.(a)	27,456	1,127,069
Marathon Oil Corp.(a)(b)	52,532	1,397,351
Marathon Petroleum Corp.	12,500	1,157,375
Murphy Oil Corp.(a)	22,420	1,006,882
Newfield Exploration Co.*(a)	74,653	2,223,166
Noble Energy, Inc.(a)(b)	38,619	1,843,671
Occidental Petroleum Corp.(a)(b)	23,465	1,877,200
ONEOK, Inc.(a)(b)	14,737	648,870
PBF Energy, Inc., Class A(b)	48,634	1,366,615
Peabody Energy Corp.(a)(b)	183,329	1,142,140
Phillips 66	18,300	1,286,856
Pioneer Natural Resources Co.(a)(b)	12,563	1,891,108
QEP Resources, Inc.(a)(b)	41,607	841,294
Range Resources Corp.(a)	11,361	525,673
SemGroup Corp., Class A	2,200	148,126
Teekay Tankers Ltd., Class A(a)	47,204	242,629
Tesoro Corp.(a)(b)	40,803	3,334,829
Valero Energy Corp.(a)	68,910	3,643,961
Vertex Energy, Inc.*(a)	29,782	103,641
Western Refining, Inc.(a)	19,800	735,174
Whiting Petroleum Corp.*(a)(b)	26,751	803,065
Williams Cos., Inc./The(a)	128,450	5,633,817
		54,614,052
Paper & Forest Products - 0.1%
Domtar Corp.(b)	20,147	771,630
Verso Corp.*	1,469	3,085
		774,715
Personal Products - 0.0%†
MusclePharm Corp.*	8,599	69,996

See Accompanying Notes to the Consolidated Schedules of Investments.

9

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Pharmaceuticals - 3.5%
AbbVie, Inc.(b)	42,211	$2,547,434
Actavis plc*	34,014	9,066,092
Akorn, Inc.*	14,663	624,350
ANI Pharmaceuticals, Inc.*	1,957	109,533
Endo International plc*(a)(b)	22,508	1,791,862
GlaxoSmithKline plc (ADR)(a)(b)	40,662	1,789,128
Horizon Pharma plc*	16,099	264,507
Hospira, Inc.*(b)	27,632	1,752,698
IGI Laboratories, Inc.*	72,595	723,046
Johnson & Johnson	9,298	931,102
Lannett Co., Inc.*	19,131	907,383
Medicines Co./The*(a)	38,505	1,103,938
Merck & Co., Inc.	5,979	360,414
Novo Nordisk A/S (ADR)(a)	16,529	736,532
Pacira Pharmaceuticals, Inc.*(b)	11,900	1,277,465
Perrigo Co. plc	2,394	363,266
POZEN, Inc.*	22,299	154,086
Salix Pharmaceuticals Ltd.*	4,602	619,751
Supernus Pharmaceuticals, Inc.*(a)	82,799	703,791
Valeant Pharmaceuticals International, Inc.*(a)	57,648	9,221,951
Zoetis, Inc.(a)	16,919	722,949
		35,771,278
Professional Services - 0.5%
CTPartners Executive Search, Inc.*	9,907	54,290
Dun & Bradstreet Corp./The	600	69,066
IHS, Inc., Class A*	1,800	207,234
ManpowerGroup, Inc.(a)	31,424	2,290,181
Nielsen N.V.(b)	3,670	159,865
Robert Half International, Inc.(a)(b)	25,344	1,471,473
Verisk Analytics, Inc., Class A*(a)	16,367	1,053,217
		5,305,326
Real Estate Investment Trusts (REITs) - 1.1%
Apartment Investment & Management Co., Class A(a)	17,000	677,620
AvalonBay Communities, Inc.(a)	4,500	778,455
Campus Crest Communities, Inc.	106,248	732,049
	SHARES	VALUE
Real Estate Investment Trusts (REITs) (continued)
Cherry Hill Mortgage Investment Corp.	26,867	$454,590
Chimera Investment Corp.	194,541	610,859
CubeSmart	9,200	226,688
Duke Realty Corp.	17,900	390,757
Geo Group, Inc./The	2,739	119,201
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	38,602	528,847
Iron Mountain, Inc.	22,200	884,448
Lamar Advertising Co., Class A	14,200	795,484
LaSalle Hotel Properties	14,000	566,440
New Residential Investment Corp.	9,426	120,182
New Senior Investment Group, Inc.	113,412	1,875,834
Newcastle Investment Corp.	54,217	240,181
Preferred Apartment Communities, Inc.	81,464	823,601
RAIT Financial Trust	111,317	784,785
Simon Property Group, Inc.	700	139,062
WP GLIMCHER, Inc.(a)	14,600	258,128
		11,007,211
Real Estate Management & Development - 0.3%
CBRE Group, Inc., Class A*(a)	30,587	989,184
Jones Lang LaSalle, Inc.(a)(b)	14,793	2,175,754
Realogy Holdings Corp.*(a)	5,136	238,824
		3,403,762
Road & Rail - 0.9%
Avis Budget Group, Inc.*(a)	2,000	114,620
Covenant Transportation Group, Inc., Class A*	13,509	382,305
CSX Corp.(a)	17,014	566,566
Heartland Express, Inc.	36,639	941,256
Kansas City Southern(a)(b)	16,581	1,825,402
Landstar System, Inc.	38,000	2,435,040
Quality Distribution, Inc.*	9,473	79,005
Ryder System, Inc.(a)	1,601	132,547
Union Pacific Corp.	20,801	2,438,085
		8,914,826

See Accompanying Notes to the Consolidated Schedules of Investments.

10

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.(a)(b)	48,014	$1,580,861
Analog Devices, Inc.(a)(b)	13,998	729,366
Applied Materials, Inc.	19,500	445,380
ASML Holding N.V. (NYRS)(a)(b)	5,059	525,832
Avago Technologies Ltd.(a)	17,248	1,774,474
Broadcom Corp., Class A(a)	27,200	1,154,232
Canadian Solar, Inc.*	15,131	308,521
First Solar, Inc.*(b)	15,384	651,051
Integrated Device Technology, Inc.*	91,549	1,674,431
Intel Corp.(b)	29,900	987,896
KLA-Tencor Corp.(a)(b)	12,046	740,468
Lam Research Corp.(a)(b)	17,338	1,325,317
Linear Technology Corp.(a)	35,905	1,613,571
Marvell Technology Group Ltd.(a)	108,293	1,677,459
Mattson Technology, Inc.*	31,264	102,858
Mellanox Technologies Ltd.*(a)(b)	7,605	334,772
Micron Technology, Inc.*(a)	7,700	225,340
NVIDIA Corp.(b)	44,600	856,543
NXP Semiconductor N.V.*(b)	8,500	674,390
Silicon Laboratories, Inc.*(a)	2,241	98,066
Skyworks Solutions, Inc.(a)(b)	8,635	717,137
Synaptics, Inc.*	36,600	2,811,246
Tessera Technologies, Inc.(a)	13,403	496,983
Texas Instruments, Inc.(b)	26,160	1,398,252
Ultra Clean Holdings, Inc.*(a)	13,105	115,324
Xcerra Corp.*(a)	30,642	235,331
Xilinx, Inc.(a)(b)	30,939	1,193,472
		24,448,573
Software - 2.4%
Adobe Systems, Inc.*(a)	25,262	1,771,624
Aspen Technology, Inc.*(a)	17,610	622,425
CDK Global, Inc.	17,830	805,203
Check Point Software Technologies Ltd.*(a)(b)	23,408	1,806,395
Citrix Systems, Inc.*	21,599	1,279,957
CommVault Systems, Inc.*(a)	17,794	775,463
Electronic Arts, Inc.*(a)(b)	32,237	1,768,522
ePlus, Inc.*	563	37,969
	SHARES	VALUE
Software (continued)
FactSet Research Systems, Inc.(b)	3,291	$472,555
Informatica Corp.*(a)(b)	24,655	1,027,744
Intuit, Inc.(b)	20,549	1,784,064
Microsoft Corp.	29,200	1,179,680
Monitise plc*	125,845	24,036
NetSuite, Inc.*(b)	3,661	360,352
Red Hat, Inc.*(a)	25,569	1,631,046
ServiceNow, Inc.*(a)(b)	24,871	1,813,096
SolarWinds, Inc.*(a)	13,808	664,855
Solera Holdings, Inc.(a)	16,030	827,148
Splunk, Inc.*(a)(b)	32,385	1,672,685
Synchronoss Technologies, Inc.*(a)	11,453	486,409
Synopsys, Inc.*(a)(b)	13,348	573,831
Telenav, Inc.*(a)	13,598	88,115
TiVo, Inc.*(a)	25,439	266,092
VMware, Inc., Class A*(a)(b)	19,614	1,512,239
Vringo, Inc.*(a)	4,558	2,411
Workday, Inc., Class A*(b)	17,245	1,370,288
		24,624,204
Specialty Retail - 3.4%
Abercrombie & Fitch Co., Class A(a)(b)	14,685	374,761
Advance Auto Parts, Inc.(a)(b)	18,300	2,909,700
Asbury Automotive Group, Inc.*	14,461	1,073,151
Bed Bath & Beyond, Inc.*	2,715	203,000
Best Buy Co., Inc.(a)(b)	37,371	1,315,459
CarMax, Inc.*(a)(b)	28,326	1,759,045
Children’s Place, Inc./The(b)	3,231	193,698
Dick’s Sporting Goods, Inc.(a)(b)	17,401	898,762
DSW, Inc., Class A(b)	32,137	1,142,792
Gap, Inc./The	8,200	337,758
GNC Holdings, Inc., Class A	7,950	352,503
hhgregg, Inc.*	1,924	10,563
Home Depot, Inc./The	26,200	2,735,804
L Brands, Inc.(a)(b)	8,312	703,444
Lithia Motors, Inc., Class A(a)	8,060	682,682
Lowe’s Cos., Inc.	100	6,776

See Accompanying Notes to the Consolidated Schedules of Investments.

11

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Specialty Retail (continued)
Lumber Liquidators Holdings, Inc.*(a)(b)	9,988	$630,742
Office Depot, Inc.*	311,067	2,364,109
O’Reilly Automotive, Inc.*(b)	9,500	1,779,920
Outerwall, Inc.*	8,700	540,096
PetSmart, Inc.	15,445	1,261,934
Restoration Hardware Holdings, Inc.*	1,300	113,789
Ross Stores, Inc.	3,925	359,962
Select Comfort Corp.*(a)	31,216	931,485
Signet Jewelers Ltd.(a)	29,663	3,592,486
Sonic Automotive, Inc., Class A	23,330	574,618
Tiffany & Co.(b)	600	51,984
Tile Shop Holdings, Inc.*(a)	45,276	367,641
TJX Cos., Inc./The(a)(b)	26,924	1,775,369
Tractor Supply Co.(b)	30,061	2,440,051
TravelCenters of America LLC*(a)	18,481	247,461
Ulta Salon Cosmetics & Fragrance, Inc.*(a)(b)	13,672	1,803,884
Williams-Sonoma, Inc.(b)	14,515	1,135,799
		34,671,228
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.(b)	13,580	1,591,033
EMC Corp.	6,800	176,324
Hewlett-Packard Co.(b)	13,100	473,303
Lexmark International, Inc., Class A(b)	17,204	686,612
NCR Corp.*	240,328	6,104,331
NetApp, Inc.(b)	31,080	1,174,824
Quantum Corp.*	164,620	260,099
SanDisk Corp.(a)(b)	10,700	812,237
Seagate Technology plc(a)	4,000	225,760
Western Digital Corp.(a)	4,800	466,704
		11,971,227
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.(a)(b)	47,188	1,754,922
Fossil Group, Inc.*(a)	18,377	1,797,271
G-III Apparel Group Ltd.*	1,900	184,680
Hanesbrands, Inc.	4,300	478,934
Iconix Brand Group, Inc.*	4,800	159,552
Kate Spade & Co.*(b)	6,216	195,990
	SHARES	VALUE
Textiles, Apparel & Luxury Goods (continued)
Michael Kors Holdings Ltd.*(a)(b)	10,182	$720,784
NIKE, Inc., Class B(a)	19,071	1,759,300
PVH Corp.	4,200	463,092
Ralph Lauren Corp.	5,024	838,455
Skechers U.S.A., Inc., Class A*(a)	24,900	1,502,715
Under Armour, Inc., Class A*(a)(b)	49,640	3,578,051
		13,433,746
Thrifts & Mortgage Finance - 0.3%
Federal Agricultural Mortgage Corp., Class C	21,221	584,639
Home Loan Servicing Solutions Ltd.	21,000	253,260
Meta Financial Group, Inc.	1,597	53,452
MGIC Investment Corp.*(a)(b)	129,670	1,104,788
Nationstar Mortgage Holdings, Inc.*	12,376	318,187
Stonegate Mortgage Corp.*(a)	43,257	435,165
Walker & Dunlop, Inc.*(a)	6,170	109,517
		2,859,008
Tobacco - 0.0%†
Lorillard, Inc.	4,102	269,132

Trading Companies & Distributors - 2.0%
AerCap Holdings N.V.*(a)	191,121	7,555,013
Aircastle Ltd.(a)	5,847	117,291
Fly Leasing Ltd. (ADR)	21,570	287,097
HD Supply Holdings, Inc.*	278,906	8,040,860
MRC Global, Inc.*	3,062	33,100
United Rentals, Inc.*	44,054	3,649,874
WESCO International, Inc.*	3,700	247,012
		19,930,247
Water Utilities - 0.0%†
American Water Works Co., Inc.(a)	8,568	481,007

Wireless Telecommunication Services - 0.3%
China Mobile Ltd. (ADR)	1,367	89,292
SBA Communications Corp., Class A*(a)(b)	15,453	1,803,365
SK Telecom Co., Ltd. (ADR)(a)(b)	22,645	651,044

See Accompanying Notes to the Consolidated Schedules of Investments.

12

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Wireless Telecommunication Services (continued)
Telephone & Data Systems, Inc.(a)	11,763	$273,490
Vodafone Group plc (ADR)(a)	4,460	156,680
		2,973,871
TOTAL COMMON STOCKS (cost $855,710,687)		848,032,804

PREFERRED STOCKS - 0.1%
Marine - 0.1%
Diana Shipping, Inc. 8.88%, 02/14/2019(c)	26,425	668,552

Real Estate Investment Trusts (REITs) - 0.0%†
Campus Crest Communities, Inc. 8.00%, 02/09/2017(c)	6,825	178,269

TOTAL PREFERRED STOCKS (cost $830,621)		846,821

EXCHANGE TRADED FUNDS - 2.0%
Alerian MLP ETF	8,950	153,045
Market Vectors Gold Miners ETF	130,364	2,905,813
SPDR Dow Jones International Real Estate ETF	69,000	2,971,140
SPDR S&P 500 ETF Trust	33,125	6,607,444
Vanguard Global ex-U.S. Real Estate ETF	46,000	2,527,240
Vanguard REIT ETF	66,000	5,712,300
TOTAL EXCHANGE TRADED FUNDS (cost $19,669,451)		20,876,982

MUTUAL FUNDS - 0.1%
BlackRock MuniAssets Fund, Inc.	6,466	91,753
Eaton Vance Municipal Income 2028 Term Trust	4,926	90,244
Nuveen Dividend Advantage Municipal Fund 3	15,527	225,452
Nuveen Dividend Advantage Municipal Income Fund	14,243	210,227
TOTAL MUTUAL FUNDS (cost $548,242)		617,676
	PRINCIPAL AMOUNT	VALUE
ASSET-BACKED SECURITIES - 0.6%
ACIS CLO Ltd., Series 2014-4A, Class A, 1.65%, 5/1/2026(d)(e)	$1,550,000	$1,520,851
Anchorage Capital CLO Ltd., Series 2014-4A, Class A2, 2.42%, 7/28/2026(d)(e)	1,000,000	979,264
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.40%, 7/15/2025(d)(e)	1,000,000	980,066
KVK CLO Ltd., Series 2013-2A, Class B, 2.25%, 1/15/2026(d)(e)	1,500,000	1,461,151
Marathon CLO VI Ltd., Series 2014-6A, Class A2, 2.28%, 5/13/2025(d)(e)	1,000,000	979,047
York CLO Ltd., Series 2014-1A, Class A, 1.79%, 1/22/2027(d)(e)	600,000	594,840
TOTAL ASSET-BACKED SECURITIES (cost $6,470,755)		6,515,219

AGENCY CMO - 0.7%
U.S. Government Agencies - 0.7%
Federal National Mortgage Association, 4.50%, 3/1/44, TBA	932,175	1,014,940
Government National Mortgage Association, Class SA 5.98%, 12/20/2043 IO(d)	14,852,288	2,258,146
Government National Mortgage Association, Class SA 6.43%, 2/20/2041 IO(d)	8,920,216	1,463,781
Government National Mortgage Association, Class SB 5.88%, 12/20/2039 IO(d)	13,052,669	2,043,234
TOTAL AGENCY CMO (cost $7,393,143)		6,780,101

See Accompanying Notes to the Consolidated Schedules of Investments.

13

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS - 13.2%
Aerospace & Defense - 0.2%
DynCorp International, Inc. 10.38%, 7/1/2017		$2,440,000	$2,220,400

Air Freight & Logistics - 0.1%
FedEx Corp. 5.10%, 1/15/2044		433,000	522,750

Automobiles - 0.2%
General Motors Co.
5.20%, 4/1/2045		125,000	139,687
6.25%, 10/2/2043		1,387,000	1,737,218
			1,876,905
Banks - 0.4%
Barclays plc 8.00%, 12/15/2020(c)(d)	EUR	930,000	1,128,723
JPMorgan Chase & Co.
3.63%, 5/13/2024		$100,000	105,183
3.88%, 2/1/2024		100,000	107,415
Novo Banco S.A. 4.00%, 1/21/2019	EUR	2,000,000	2,288,250
Wells Fargo & Co. 3.30%, 9/9/2024		$200,000	209,033
			3,838,604
Beverages - 0.0%†
Heineken N.V. 4.00%, 10/1/2042(e)		433,000	445,415

Capital Markets - 0.4%
Lehman Brothers Holdings, Inc.
0.00%, 12/30/2016(f)		3,860,000	559,700
6.20%, 9/26/2014(f)		8,000,000	1,230,000
7.88%, 5/8/2018(f)	GBP	8,000,000	2,063,615
			3,853,315
Chemicals - 1.0%
Hexion U.S. Finance Corp. 6.63%, 4/15/2020		$1,617,000	1,536,150
	PRINCIPAL AMOUNT		VALUE
Chemicals (continued)
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018		$4,500,000	$3,915,000
NOVA Chemicals Corp.
5.00%, 5/1/2025(e)		290,000	298,091
5.25%, 8/1/2023(e)		4,625,000	4,741,550
			10,490,791
Commercial Services & Supplies - 0.1%
Befesa Zinc SAU Via Zinc Capital S.A. 8.88%, 5/15/2018	EUR	1,000,000	1,189,099

Communications Equipment - 0.2%
Aegis Merger Sub, Inc. 10.25%, 2/15/2023(e)		$1,900,000	1,733,750

Containers & Packaging - 0.3%
Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II Is 6.00%, 6/15/2017(e)		2,700,000	2,652,750
Tekni-Plex, Inc. 9.75%, 6/1/2019(e)		845,000	924,219
			3,576,969
Diversified Consumer Services - 0.2%
Board of Trustees of The Leland Stanford Junior University/The 4.25%, 5/1/2054		350,000	413,495
Massachusetts Institute of Technology 4.68%, 7/1/2114		1,159,000	1,447,121
			1,860,616
Diversified Financial Services - 0.3%
Cedulas TDA 6 Fondo de Titulizacion de Activos 4.25%, 4/10/2031	EUR	1,000,000	1,471,350
Odeon & UCI Finco plc 9.00%, 8/1/2018	GBP	1,020,000	1,510,037
			2,981,387
Diversified Telecommunication Services - 0.2%
Altice Financing S.A. 6.63%, 2/15/2023(e)		$865,000	890,950
Intelsat Luxembourg S.A. 7.75%, 6/1/2021		391,000	390,022

See Accompanying Notes to the Consolidated Schedules of Investments.

14

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
4.86%, 8/21/2046(e)		$75,000	$81,868
5.15%, 9/15/2023		125,000	143,313
6.55%, 9/15/2043		150,000	201,975
			1,708,128
Electrical Equipment - 0.4%
Galapagos Holding S.A. 7.00%, 6/15/2022	EUR	1,000,000	1,047,081
SolarCity Corp. 1.63%, 11/1/2019(e)		$3,065,000	2,634,165
			3,681,246
Energy Equipment & Services - 0.3%
CHC Helicopter S.A. 9.25%, 10/15/2020		2,920,500	2,767,758

Food & Staples Retailing - 0.5%
New Albertsons, Inc.
7.45%, 8/1/2029		615,000	561,187
8.00%, 5/1/2031		1,945,000	1,818,575
US Foods, Inc. 8.50%, 6/30/2019		2,100,000	2,226,000
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034		75,000	82,285
4.80%, 11/18/2044		175,000	199,997
			4,888,044
Gas Utilities - 0.0%†
Midcontinent Express Pipeline LLC 6.70%, 9/15/2019(e)		193,000	213,632

Health Care Providers & Services - 0.4%
Children’s Hospital Medical Center 4.27%, 5/15/2044		265,000	296,749
Dignity Health 5.27%, 11/1/2064		398,000	463,115
Gentiva Health Services, Inc. 11.50%, 9/1/2018		710,000	757,925
inVentiv Health, Inc. 11.00%, 8/15/2018(e)		2,334,000	2,153,115
			3,670,904
	PRINCIPAL AMOUNT		VALUE
Hotels, Restaurants & Leisure - 1.6%
Caesars Entertainment Operating Co., Inc.
9.00%, 2/15/2020(f)		$1,300,000	$975,000
10.00%, 12/15/2018(f)		1,610,000	305,900
11.25%, 6/1/2017(f)		2,880,000	2,170,800
Caesars Entertainment Resort Properties LLC 8.00%, 10/1/2020(e)		3,150,000	3,134,250
PortAventura Entertainment Barcelona B.V. 5.71%, 12/1/2019(d)	EUR	3,000,000	3,385,762
Punch Taverns Finance plc
7.27%, 10/15/2026(e)	GBP	547,000	946,874
7.32%, 10/15/2025(e)		875,000	1,512,292
Scientific Games International, Inc.
7.00%, 1/1/2022(e)		$2,980,000	3,039,600
10.00%, 12/1/2022(e)		600,000	552,000
Yum! Brands, Inc. 5.35%, 11/1/2043		235,000	277,338
			16,299,816
Insurance - 0.2%
Ambac assurance Corp. 5.10%, 6/7/2020		2,213,293	2,553,587

Internet & Catalog Retail - 0.0%†
Amazon.com, Inc. 3.80%, 12/5/2024		150,000	158,892

Internet Software & Services - 0.1%
EarthLink Holdings Corp. 7.38%, 6/1/2020		814,000	830,280

IT Services - 0.5%
First Data Corp. 12.63%, 1/15/2021		3,000,000	3,566,250
TES Finance plc 6.75%, 7/15/2020	GBP	1,300,000	1,869,653
			5,435,903
Media - 0.9%
21st Century Fox America, Inc.
3.70%, 9/15/2024		$25,000	26,992
4.75%, 9/15/2044		50,000	59,406

See Accompanying Notes to the Consolidated Schedules of Investments.

15

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
Media (continued)
Altice S.A. 7.63%, 2/15/2025(e)		$345,000	$352,331
Comcast Corp.
4.65%, 7/15/2042		125,000	148,030
4.75%, 3/1/2044		355,000	431,192
Cox Communications, Inc. 4.80%, 2/1/2035(e)		483,000	531,616
iHeartCommunications, Inc.
9.00%, 3/1/2021		175,000	170,625
9.00%, 9/15/2022		1,295,000	1,262,625
11.25%, 3/1/2021		960,000	993,600
NBCUniversal Media LLC 4.45%, 1/15/2043		50,000	57,846
Numericable-SFR 6.25%, 5/15/2024(e)	EUR	3,085,000	3,200,688
Postmedia Network, Inc. 12.50%, 7/15/2018		$1,842,000	1,944,047
			9,178,998
Metals & Mining - 1.7%
American Gilsonite Co. 11.50%, 9/1/2017(e)		3,700,000	3,515,000
AuRico Gold, Inc. 7.75%, 4/1/2020(e)		1,000,000	975,000
Cliffs Natural Resources, Inc. 5.70%, 1/15/2018		802,000	657,640
Consolidated Minerals Ltd. 8.00%, 5/15/2020(e)		1,960,000	1,411,200
Evraz, Inc. N.A. 7.50%, 11/15/2019(e)		2,165,000	1,877,488
First Quantum Minerals Ltd. 7.25%, 5/15/2022(e)		1,125,000	947,812
FMG Resources August 2006 Pty Ltd.
6.00%, 4/1/2017(e)		3,850,000	3,753,750
6.88%, 2/1/2018(e)		273,333	265,817
HudBay Minerals, Inc. 9.50%, 10/1/2020		3,015,000	2,962,238
Northland Resources AB 4.00%, 10/15/2020(e)(f)(g)		1,055,311	7,387
Thompson Creek Metals Co., Inc. 7.38%, 6/1/2018		1,160,000	861,532
			17,234,864
Oil, Gas & Consumable Fuels - 1.1%
Dynagas LNG Partners LP / Dynagas Finance, Inc. 6.25%, 10/30/2019		398,000	362,180
	PRINCIPAL AMOUNT		VALUE
Oil, Gas & Consumable Fuels (continued)
EP Energy LLC / Everest Acquisition Finance, Inc. 7.75%, 9/1/2022		$576,000	$552,960
Halcon Resources Corp. 9.75%, 7/15/2020		1,300,000	871,000
Ithaca Energy, Inc. 8.13%, 7/1/2019(e)		2,005,000	1,558,888
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.13%, 11/15/2021(e)		4,500,000	4,252,500
Petroleos de Venezuela S.A
5.38%, 4/12/2027		20,000	6,130
6.00%, 11/15/2026		310,000	97,805
Rosetta Resources, Inc. 5.88%, 6/1/2024		867,000	793,305
Sabine Pass Liquefaction LLC
5.63%, 2/1/2021		1,000,000	1,012,500
5.63%, 4/15/2023		1,000,000	1,007,500
Talisman Energy, Inc. 6.25%, 2/1/2038		1,074,000	1,133,497
			11,648,265
Pharmaceuticals - 0.2%
Pfizer, Inc. 4.40%, 5/15/2044		433,000	504,700
Valeant Pharmaceuticals International, Inc. 7.50%, 7/15/2021(e)		1,000,000	1,100,000
			1,604,700
Real Estate Investment Trusts (REITs) - 0.2%
Starwood Waypoint Residential Trust
3.00%, 7/1/2019(e)		1,710,000	1,584,079
4.50%, 10/15/2017(e)		105,000	105,293
			1,689,372
Road & Rail - 0.2%
Moto Finance plc 10.25%, 3/15/2017	GBP	1,000,000	1,605,127

Software - 0.5%
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC 9.25%, 1/15/2018		$4,624,000	4,658,680

See Accompanying Notes to the Consolidated Schedules of Investments.

16

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
Specialty Retail - 0.4%
Claire’s Stores, Inc. 9.00%, 3/15/2019(e)		$1,740,000	$1,637,775
New Look Bondco I plc 8.38%, 5/14/2018		1,520,000	1,603,600
Petco Animal Supplies, Inc. 9.25%, 12/1/2018(e)		1,135,000	1,184,656
			4,426,031
Technology Hardware, Storage & Peripherals - 0.1%
Dell, Inc.
5.40%, 9/10/2040		692,000	648,750
6.50%, 4/15/2038		278,000	281,475
			930,225
Textiles, Apparel & Luxury Goods - 0.2%
Boardriders S.A. 8.88%, 12/15/2017	EUR	1,320,000	1,384,473
Quiksilver, Inc./QS Wholesale, Inc. 7.88%, 8/1/2018(e)		$1,220,000	1,110,200
			2,494,673
Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc. 6.38%, 3/1/2025		890,000	915,588

TOTAL CORPORATE BONDS (cost $138,553,264)			133,184,714

MUNICIPAL BONDS - 1.3%
Arkansas - 0.0%†
Arkansas Technical University, Housing System, Revenue Bonds, 3.63%, 5/1/2039		35,000	35,468
Arkansas Technical University, Student Fee, Revenue Bonds, Series A, 3.63%, 5/1/2039		135,000	136,808
			172,276
California - 0.1%
Atascadero Unified School District, Election of 2010, General Obligation, Series B, 4.00%, 8/1/2040		85,000	89,182
Cotati-Rohnert Park Unified School District, Election of 2014, Series A,
	PRINCIPAL AMOUNT	VALUE
California (continued)
4.00%, 8/1/2049	$145,000	$151,609
Rincon Valley Union School District, Election of 2014, Series A, 3.50%, 8/1/2039	50,000	51,015
Successor Agency to the Norco Community,Tax Allocation, Redevelopment Project Area No. 1, 3.25%, 3/1/2028	435,000	449,251
		741,057
Florida - 0.1%
St. Johns River Power Park System, Revenue Bonds, Issue Three, 3.63%, 10/1/2032	25,000	25,718
Miami-Dade County, General Obligation, Building Better Communities Program, Series B, 3.00%, 7/1/2030	605,000	604,250
		629,968
Illinois - 0.0%†
Cook County Community College District 504 (Triton), General Obligation Alternate Revenue Source Bonds, 3.50%, 6/1/2033	165,000	168,544

Indiana - 0.0%†
City of Carmel, Redevelopment Authority Lease Rental Revenue, Performing Arts Centre Project, Special Tax,
3.00%, 2/1/2026	165,000	172,455
3.25%, 2/1/2028	10,000	10,475
		182,930
Michigan - 0.0%†
County of Calhoun, Limited Tax,
3.63%, 4/1/2036	165,000	171,514
3.75%, 4/1/2039	150,000	156,501
		328,015

See Accompanying Notes to the Consolidated Schedules of Investments.

17

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Missouri (0.0%)
Health & Educational Facilities Authority, Washington University, Revenue Bonds, Series A, 4.07%, 10/15/2044	$330,000	$379,068
Missouri Development Finance Board, Annual Appropriation, Fulton State Hospital Project, Revenue Bonds, 3.25%, 10/1/2032	65,000	65,218
		444,286
Nebraska - 0.0%†
Platte County School District No. 0001, Columbus Public Schools, 3.50%, 12/15/2039	105,000	107,292

New York - 0.1%
Dormitory Authority of The State of New York, Personal Income Tax, Revenue Bonds, 4.00%, 3/15/2032	735,000	806,493

Ohio - 0.5%
Bethel Local School District, School Improvement, Series B, 4.00%, 11/1/2051	305,000	316,416
Brunswick City School District, 3.75%, 12/1/2031	215,000	224,808
Buckeye Tobacco Settlement Financing Authority, 5.13%, 6/1/2024	335,000	290,277
City of Westlake, American Greetings/Crocker Park Public Improvement Project, Revenue Bonds,
4.00%, 12/1/2037	160,000	172,264
4.00%, 12/1/2041	160,000	171,002
4.13%, 12/1/2044	270,000	289,745
Cloverleaf Local School District, 3.50%, 3/1/2032	320,000	328,845
	PRINCIPAL AMOUNT	VALUE
Ohio (continued)
Elyria City School District, Classroom Facilities & School Improvement, General Obligation, 3.00%, 12/1/2035	$225,000	$220,543
Franklin County, Various Purpose Limited Tax, 3.75%, 6/1/2033	335,000	359,750
Liberty Center Local School District, Classroom Facilities & School Improvement, 4.13%, 11/1/2051	405,000	421,921
Northwood Local School District, School Facilities Construction & Improvement, Series A, 4.00%, 7/15/2051	715,000	738,824
Ohio University, Revenue Bonds, 5.59%, 12/1/2114	1,325,000	1,572,457
		5,106,852
Oklahoma - 0.0%†
Oklahoma Municipal Power Authority, Power Supply System, Revenue Bonds, Series A, 3.63%, 1/1/2038	285,000	292,228

Pennsylvania - 0.0%†
Charleroi Borough Water Authority, Revenue Bonds, 3.75%, 12/1/2038	40,000	41,165

Puerto Rico - 0.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A,
5.50%, 7/1/2028	10,000	7,313
6.00%, 7/1/2044	235,000	167,273
Puerto Rico Commonwealth General Obligation, Series A, 8.00%, 7/1/2035	1,025,000	859,073

See Accompanying Notes to the Consolidated Schedules of Investments.

18

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Puerto Rico (continued)
Puerto Rico Commonwealth Highway & Transportation Authority Specialities Facilities Revenue Refunding Teodoro Moscoso Bridge, Series A,
5.55%, 7/1/2018	$100,000	$85,576
5.85%, 7/1/2025	135,000	101,022
Puerto Rico Commonwealth Public Improvement, General Obligation, Series A,
5.00%, 7/1/2041	580,000	388,310
5.13%, 7/1/2037	425,000	289,846
5.75%, 7/1/2038	220,000	156,090
5.75%, 7/1/2041	200,000	140,886
Puerto Rico Public Buildings Authority, Revenue Bonds, Series R,
5.65%, 7/1/2028	855,000	598,637
5.70%, 7/1/2028	1,080,000	756,140
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Sub-Series A,
5.50%, 8/1/2042	1,075,000	755,886
6.00%, 8/1/2042	1,145,000	852,372
		5,158,424
Tennessee - 0.0%†
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System, Revenue Bonds, Series A, 4.13%, 10/1/2039	345,000	355,115

Texas - 0.0%†
Klein Independent School District, Schoolhouse, 4.00%, 2/1/2044	210,000	227,842

TOTAL MUNICIPAL BONDS (cost $14,263,987)		14,762,487

	PRINCIPAL AMOUNT		VALUE
SOVEREIGN GOVERNMENTS - 3.0%
Dominican Republic - 0.1%
Dominican Republic International Bond
6.85%, 1/27/2045(e)		$340,000	$345,100
11.50%, 5/10/2024	DOP	2,000,000	47,199
12.00%, 1/20/2022(e)		6,560,000	149,454
15.00%, 4/5/2019		29,600,000	775,631
16.00%, 7/10/2020		1,100,000	30,513
			1,347,897
France - 0.2%
France Government Bond OAT, 2.10%, 7/25/2023	EUR	1,644,180	2,295,613
			2,295,613
Germany - 1.1%
Bundesrepublik Deutschland
1.00%, 8/15/2024		520,000	628,058
1.50%, 5/15/2024		4,000,000	5,040,201
2.00%, 8/15/2023		1,700,000	2,221,464
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/2023		2,585,575	3,111,961
			11,001,684
Greece - 0.2%
Hellenic Republic Government Bond
2.00%, 2/24/2023(g)		125,000	81,890
2.00%, 2/24/2024(g)		125,000	80,623
2.00%, 2/24/2025(g)		125,000	79,018
2.00%, 2/24/2026(g)		125,000	74,204
2.00%, 2/24/2027(g)		125,000	71,578
2.00%, 2/24/2028(g)		125,000	70,693
2.00%, 2/24/2029(g)		125,000	70,126
2.00%, 2/24/2030(g)		125,000	69,977
2.00%, 2/24/2031(g)		125,000	69,737
2.00%, 2/24/2032(g)		125,000	70,025
2.00%, 2/24/2033(g)		125,000	69,922
2.00%, 2/24/2034(g)		125,000	70,037
2.00%, 2/24/2035(g)		125,000	69,840
2.00%, 2/24/2036(g)		125,000	69,532
2.00%, 2/24/2037(g)		125,000	69,742
2.00%, 2/24/2038(g)		125,000	69,489

See Accompanying Notes to the Consolidated Schedules of Investments.

19

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
Greece (continued)
2.00%, 2/24/2039(g)	EUR	125,000	$69,508
2.00%, 2/24/2040(g)		125,000	69,513
2.00%, 2/24/2041(g)		125,000	69,595
2.00%, 2/24/2042(g)		125,000	69,742
			1,434,791
Indonesia - 0.0%†
Indonesia Government International Bond 5.13%, 1/15/2045 (e)		$280,000	298,550
			298,550
Italy - 0.4%
Italy Buoni Poliennali Del Tesoro
1.15%, 5/15/2017	EUR	1,010,000	1,159,785
2.35%, 9/15/2019		696,591	856,020
4.50%, 2/1/2018		1,000,000	1,263,735
4.75%, 9/1/2021		200,000	277,074
			3,556,614
Mexico - 0.2%
Mexican Bonos
Series M, 7.75%, 5/29/2031	MXN	2,834,000	231,485
Series M 20,
7.50%, 6/3/2027		2,835,000	225,733
10.00%, 12/5/2024		1,847,800	168,822
Mexican Udibonos 3.50%, 12/14/2017		11,676,398	832,227
			1,458,267
Russia - 0.1%
Russian Foreign Bond - Eurobond
5.00%, 4/29/2020		$200,000	177,750
7.50%, 3/31/2030(g)		674,650	681,396
			859,146
Spain - 0.5%
Spain Government Bond
0.50%, 10/31/2017	EUR	1,250,000	1,413,372
2.10%, 4/30/2017		600,000	703,569
4.40%, 10/31/2023(e)		500,000	707,266
4.50%, 1/31/2018		1,450,000	1,832,212
Spain Government Inflation Linked Bond 0.55%, 11/30/2019 (e)		660,119	754,628
			5,411,047
	PRINCIPAL AMOUNT		VALUE
Turkey - 0.0%†
Turkey Government Bond, 9.00%, 7/24/2024	TRY	260,000	$120,286
			120,286
United Kingdom - 0.2%
United Kingdom Gilt Inflation Linked Bond
0.13%, 3/22/2024	GBP	530,310	886,344
1.88%, 11/22/2022		625,100	1,173,565
			2,059,909
Venezuela - 0.0%†
Venezuela Government International Bond
7.65%, 4/21/2025		$10,000	3,208
8.25%, 10/13/2024		350,000	114,275
9.25%, 5/7/2028		210,000	72,450
9.38%, 1/13/2034		30,000	10,410
11.75%, 10/21/2026		10,000	3,625
			203,968
TOTAL SOVEREIGN GOVERNMENTS
(cost $32,068,586)			30,047,772
U.S. GOVERNMENT SECURITIES - 4.9%
U.S. Treasury Bonds 3.13%, 8/15/2044(a)		5,963,000	7,108,946
U.S. Treasury Inflation Indexed Notes
0.13%, 4/15/2019		7,000,000	7,186,668
0.13%, 1/15/2023		4,000,000	4,148,812
0.13%, 7/15/2024		7,000,000	7,070,115
0.38%, 7/15/2023		4,000,000	4,212,090
0.63%, 1/15/2024		4,500,000	4,806,657
U.S. Treasury Notes
1.50%, 1/31/2022		2,300,000	2,303,975
1.63%, 12/31/2019		223,000	227,905
2.13%, 12/31/2021		2,500,000	2,609,794
2.25%, 11/15/2024(a)		5,473,000	5,766,731
2.38%, 8/15/2024		4,302,000	4,577,231
TOTAL U.S. GOVERNMENT SECURITIES
(cost $48,289,687)			50,018,924

See Accompanying Notes to the Consolidated Schedules of Investments.

20

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	NO. OF RIGHTS	VALUE
RIGHTS - 0.0%†
Providence Service Corp./The, expiring 02/05/2015*	144	$—
Sanofi, expiring 12/31/2020*	12,600	9,828
TOTAL RIGHTS
(cost $6,626)		9,828

	NO. OF WARRANTS
WARRANTS - 0.1%
General Motors Co., expiring 12/31/2015 @ $42*	30,000	20,100
Kinder Morgan, Inc., expiring 05/25/2017 @ $40*	257,520	973,426
TOTAL WARRANTS
(cost $1,119,983)		993,526

	CONTRACTS
PURCHASED OPTIONS - 0.8%
Call Options Purchased - 0.0%†
Kansas City Southern, 3/20/2015 @ 125*	83	1,245
S&P 500 Index, 12/19/2015 @ 3,000*	1,152	5,760
		7,005
Put Options Purchased - 0.8%
Eli Lilly & Co., 4/17/2015 @ 65*	69	4,071
PulteGroup, Inc., 4/17/2015 @ 19*	133	6,650
SPDR S&P 500 ETF Trust,
2/20/2015 @ 195*	316	66,044
3/20/2015 @ 197*	290	134,270
4/17/2015 @ 195*	211	116,894
6/19/2015 @ 187*	397	218,350
6/19/2015 @ 199*	4,200	3,990,000
9/18/2015 @ 196*	3,020	3,355,220
		7,891,499
TOTAL PURCHASED OPTIONS (premiums paid $7,658,583)		7,898,504

	PRINCIPAL AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 3.9%
U.S. Treasury Obligations - 3.9%
U.S. Treasury Bills
0.06%, 05/07/15(h)	$9,998,509	$9,999,500
0.06%, 07/23/15(h)	7,497,904	7,498,125
0.07%, 05/14/15(h)	9,998,158	9,999,700
0.07%, 05/28/15(h)	2,499,460	2,499,900
0.12%, 07/02/15(h)	9,995,177	9,998,800
TOTAL SHORT-TERM INVESTMENTS (cost $39,989,208)		39,996,025
TOTAL INVESTMENT IN SECURITIES (cost $1,172,572,823)		1,160,581,383

SECURITIES SOLD SHORT	SHARES
COMMON STOCKS - (69.3%)
Aerospace & Defense - (1.4%)
Alliant Techsystems, Inc.	(10,613)	(1,382,980)
B/E Aerospace, Inc.*	(4,200)	(244,986)
Boeing Co./The	(42,834)	(6,226,779)
Embraer S.A. (ADR)	(36,674)	(1,293,125)
Esterline Technologies Corp.*	(454)	(50,889)
General Dynamics Corp.	(5,952)	(792,866)
Moog, Inc., Class A*	(4,295)	(301,939)
Orbital Sciences Corp.*	(4,815)	(135,253)
Precision Castparts Corp.	(11,611)	(2,323,361)
Rockwell Collins, Inc.	(8,300)	(710,646)
TransDigm Group, Inc.	(600)	(123,318)
Triumph Group, Inc.	(4,917)	(280,564)
		(13,866,706)
Air Freight & Logistics - (0.2%)
United Parcel Service, Inc., Class B	(23,917)	(2,363,956)

Airlines - (0.0%)†
Alaska Air Group, Inc.	(200)	(13,574)
American Airlines Group, Inc.	(2,400)	(117,792)
WestJet Airlines Ltd.	(13,572)	(324,908)
		(456,274)

See Accompanying Notes to the Consolidated Schedules of Investments.

21

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Auto Components - (0.4%)
Autoliv, Inc.	(11,452)	$(1,214,599)
BorgWarner, Inc.	(6,999)	(378,016)
Dorman Products, Inc.*	(10,961)	(501,247)
Federal-Mogul Holdings Corp.*	(31,517)	(426,425)
Superior Industries International, Inc.	(18,193)	(332,022)
Visteon Corp.*	(9,200)	(891,940)
		(3,744,249)
Automobiles - (0.5%)
Ford Motor Co.	(241,053)	(3,545,890)
Tesla Motors, Inc.*	(8,700)	(1,771,320)
		(5,317,210)
Banks - (4.0%)
Banco Bradesco S.A. (ADR)	(3,294)	(41,109)
Bank of America Corp.	(9,167)	(138,880)
Bank of Ireland (ADR)*	(7,269)	(87,664)
Bank of Montreal	(4,973)	(285,848)
Bank of Nova Scotia/The	(28,122)	(1,350,981)
Bank of the Ozarks, Inc.	(5,108)	(165,652)
Barclays plc (ADR)	(56,101)	(787,658)
BB&T Corp.	(12,983)	(458,170)
Canadian Imperial Bank of Commerce	(10,169)	(705,932)
CIT Group, Inc.	(66,800)	(2,927,176)
Citigroup, Inc.	(38,587)	(1,811,660)
First Republic Bank/CA	(17,520)	(892,118)
Grupo Financiero Galicia S.A. (ADR)	(7,170)	(117,301)
HDFC Bank Ltd. (ADR)	(14,813)	(844,045)
Huntington Bancshares, Inc./OH	(422,200)	(4,230,444)
ING Groep N.V. (ADR)*	(37)	(460)
Investors Bancorp, Inc.	(131,600)	(1,448,916)
Itau Unibanco Holding S.A. (ADR)	(105,950)	(1,284,114)
JPMorgan Chase & Co.	(26,194)	(1,424,430)
LegacyTexas Financial Group, Inc.	(4,374)	(86,693)
M&T Bank Corp.	(6,061)	(685,863)
PNC Financial Services Group, Inc./The	(7,300)	(617,142)
Regions Financial Corp.	(95,978)	(835,008)
Royal Bank of Canada	(1,028)	(58,174)
SunTrust Banks, Inc.	(17,400)	(668,508)
	SHARES	VALUE
Banks - (continued)
SVB Financial Group*	(18,500)	$(2,088,650)
Toronto-Dominion Bank./The	(40,843)	(1,626,777)
U.S. Bancorp	(149,824)	(6,279,124)
Wells Fargo & Co.	(151,627)	(7,872,474)
Westamerica Bancorp	(25,426)	(1,034,330)
		(40,855,301)
Beverages - (1.1%)
Anheuser-Busch InBev N.V. (ADR)	(8,023)	(979,368)
Brown-Forman Corp., Class B	(28,077)	(2,495,203)
Coca-Cola Co./The	(63,736)	(2,624,011)
Constellation Brands, Inc., Class A*	(3,245)	(358,410)
Crimson Wine Group Ltd.*	(15,866)	(142,794)
Diageo plc (ADR)	(13,305)	(1,571,720)
Dr Pepper Snapple Group, Inc.	(23,236)	(1,795,446)
Fomento Economico Mexicano SAB de CV (ADR)*	(10,013)	(836,686)
		(10,803,638)
Biotechnology - (1.0%)
Acorda Therapeutics, Inc.*	(8,189)	(340,253)
Alkermes plc*	(15,730)	(1,136,493)
Alnylam Pharmaceuticals, Inc.*	(4,963)	(465,678)
Amgen, Inc.	(254)	(38,674)
Arena Pharmaceuticals, Inc.*	(14,400)	(62,064)
ARIAD Pharmaceuticals, Inc.*	(10,000)	(64,500)
Celgene Corp.*	(500)	(59,580)
Celldex Therapeutics, Inc.*	(2,900)	(62,118)
Cepheid*	(25,796)	(1,457,732)
Exact Sciences Corp.*	(2,300)	(62,583)
Gilead Sciences, Inc.*	(17,638)	(1,848,992)
Incyte Corp.*	(22,120)	(1,763,185)
Intercept Pharmaceuticals, Inc.*	(400)	(80,412)
Neurocrine Biosciences, Inc.*	(46,066)	(1,550,582)
Novavax, Inc.*	(8,400)	(65,604)
Regeneron Pharmaceuticals, Inc.*	(1,385)	(577,074)
Seattle Genetics, Inc.*	(2,000)	(62,320)
Synageva BioPharma Corp.*	(2,384)	(274,684)

See Accompanying Notes to the Consolidated Schedules of Investments.

22

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Biotechnology - (continued)
		$(9,972,528)
Building Products - (0.6%)
AO Smith Corp.	(8,355)	(496,370)
Apogee Enterprises, Inc.	(7,056)	(305,243)
Armstrong World Industries, Inc.*	(10,263)	(520,334)
Fortune Brands Home & Security, Inc.	(52,855)	(2,367,375)
Masonite International Corp.*	(6,187)	(388,049)
Owens Corning	(8,376)	(335,459)
USG Corp.*	(38,902)	(1,184,566)
		(5,597,396)
Capital Markets - (2.6%)
BlackRock, Inc.	(12,600)	(4,290,426)
Charles Schwab Corp./The	(25,202)	(654,748)
Cohen & Steers, Inc.	(3,164)	(133,141)
Credit Suisse Group AG (ADR)*	(22,138)	(465,783)
Deutsche Bank AG	(13,600)	(394,128)
E*TRADE Financial Corp.*	(39,892)	(919,510)
Eaton Vance Corp.	(20,905)	(841,426)
Federated Investors, Inc., Class B	(10,904)	(344,675)
Financial Engines, Inc.	(11,103)	(398,598)
Franklin Resources, Inc.	(47,000)	(2,421,910)
FXCM, Inc., Class A	(2,288)	(5,034)
Goldman Sachs Group, Inc./The	(24,512)	(4,226,114)
Greenhill & Co., Inc.	(1,491)	(54,988)
Janus Capital Group, Inc.	(98,357)	(1,725,182)
Morgan Stanley	(33,638)	(1,137,301)
Raymond James Financial, Inc.	(44,800)	(2,357,376)
State Street Corp.	(57,600)	(4,118,976)
TD Ameritrade Holding Corp.	(50,802)	(1,645,477)
		(26,134,793)
Chemicals - (2.2%)
Agrium, Inc.	(30,999)	(3,306,043)
Ashland, Inc.	(5,700)	(675,564)
Axiall Corp.	(28,498)	(1,261,037)
Celanese Corp.	(8,300)	(446,208)
CF Industries Holdings, Inc.	(300)	(91,614)
Dow Chemicals Co./The	(63,000)	(2,845,080)
Ecolab, Inc.	(8,425)	(874,262)
	SHARES	VALUE
Chemicals - (continued)
EI du Pont de Nemours & Co.	(7,500)	$(534,075)
LyondellBasell Industries N.V., Class A	(27,500)	(2,174,975)
Methanex Corp.	(3,548)	(156,467)
Olin Corp.	(17,960)	(450,257)
Potash Corp of Saskatchewan, Inc.	(30,016)	(1,096,785)
Praxair, Inc.	(49,574)	(5,978,129)
RPM International, Inc.	(15,393)	(736,709)
Sherwin-Williams Co./The	(3,612)	(979,827)
Sigma-Aldrich Corp.	(4,300)	(591,336)
Sociedad Quimica y Minera de Chile S.A. (ADR)	(321)	(7,659)
W.R. Grace & Co.*	(4,300)	(372,724)
		(22,578,751)
Commercial Services & Supplies - (0.3%)
Brink’s Co./The	(4,345)	(97,371)
Copart, Inc.*	(3,190)	(116,754)
HNI Corp.	(9,825)	(483,881)
Republic Services, Inc.	(17,400)	(690,432)
Ritchie Bros Auctioneers, Inc.	(8,003)	(200,075)
Stericycle, Inc.*	(7,100)	(932,159)
Tyco International plc	(22,186)	(905,411)
		(3,426,083)
Communications Equipment - (1.3%)
ADTRAN, Inc.	(10,269)	(227,048)
ARRIS Group, Inc.*	(37,012)	(970,455)
Aruba Networks, Inc.*	(36,703)	(608,536)
Brocade Communications Systems, Inc.	(41,200)	(458,144)
Cisco Systems, Inc.	(24,593)	(648,394)
F5 Networks, Inc.*	(16,121)	(1,799,426)
Finisar Corp.*	(59,682)	(1,082,631)
Ixia*	(2,392)	(24,255)
JDS Uniphase Corp.*	(6,359)	(77,262)
Juniper Networks, Inc.	(67,600)	(1,536,548)
Motorola Solutions, Inc.	(14,900)	(929,909)
Nokia OYJ (ADR)	(152,635)	(1,160,026)
Palo Alto Networks, Inc.*	(14,212)	(1,796,255)
Sierra Wireless, Inc.*	(12,377)	(446,933)
Telefonaktiebolaget LM Ericsson (ADR)	(33,958)	(411,911)
Ubiquiti Networks, Inc.	(24,954)	(656,165)

See Accompanying Notes to the Consolidated Schedules of Investments.

23

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Communications Equipment (continued)
		$(12,833,898)
Construction & Engineering - (0.5%)
Chicago Bridge & Iron Co. N.V.	(26)	(897)
Fluor Corp.	(23,700)	(1,270,083)
Jacobs Engineering Group, Inc.*	(59,100)	(2,251,710)
MasTec, Inc.*	(62,403)	(1,155,704)
		(4,678,394)
Construction Materials - (0.3%)
Cemex SAB de CV (ADR) (ADR)*	(345,855)	(3,074,651)

Consumer Finance - (0.6%)
Ally Financial, Inc.*	(47,600)	(890,596)
American Express Co.	(50,700)	(4,090,983)
Capital One Financial Corp.	(10,033)	(734,516)
PRA Group, Inc.*	(3,124)	(154,700)
SLM Corp.	(42,769)	(389,626)
		(6,260,421)
Containers & Packaging - (0.4%)
Avery Dennison Corp.	(29,466)	(1,540,188)
Ball Corp.	(10,131)	(641,596)
Bemis Co., Inc.	(4,000)	(177,200)
Crown Holdings, Inc.*	(20,396)	(903,747)
Packaging Corp of America	(621)	(47,103)
Rock-Tenn Co., Class A	(5,493)	(356,495)
		(3,666,329)
Diversified Consumer Services - (0.1%)
Apollo Education Group, Inc., Class A*	(27,489)	(694,372)

Diversified Financial Services - (0.8%)
Berkshire Hathaway, Inc., Class B*	(11,788)	(1,696,411)
CBOE Holdings, Inc.	(15,750)	(1,015,402)
CME Group, Inc.	(15,800)	(1,347,740)
Intercontinental Exchange, Inc.	(10,200)	(2,098,446)
Leucadia National Corp.	(28,500)	(646,095)
MSCI, Inc.	(10,934)	(588,468)
NASDAQ OMX Group, Inc./The	(5,018)	(228,821)
	SHARES	VALUE
Diversified Financial Services (continued)
PHH Corp.*	(14,224)	$(354,747)
		(7,976,130)
Diversified Telecommunication Services - (0.4%)
8x8, Inc.*	(39,797)	(306,835)
AT&T, Inc.	(38,887)	(1,280,160)
BCE, Inc.	(15,965)	(733,592)
CenturyLink, Inc.	(1,900)	(70,623)
China Unicom Hong Kong Ltd. (ADR)	(9,774)	(146,121)
Level 3 Communications, Inc.*	(700)	(34,818)
Telefonica Brasil S.A. (ADR)	(36,909)	(680,602)
Verizon Communications, Inc.	(23,171)	(1,059,146)
		(4,311,897)
Electric Utilities - (0.9%)
Cia Paranaense de Energia (ADR)	(3,032)	(35,171)
CPFL Energia S.A. (ADR)	(8,454)	(105,759)
Duke Energy Corp.	(2,866)	(249,743)
Exelon Corp.	(47,567)	(1,714,315)
ITC Holdings Corp.	(23,800)	(1,012,452)
Northeast Utilities	(88,280)	(4,906,602)
Portland General Electric Co.	(4,188)	(166,264)
Southern Co./The	(19,351)	(981,483)
		(9,171,789)
Electrical Equipment - (1.7%)
ABB Ltd. (ADR)*	(35,192)	(673,575)
Babcock & Wilcox Co./The	(4,939)	(134,489)
Eaton Corp. plc	(32,300)	(2,037,807)
Emerson Electric Co.	(114,105)	(6,497,139)
Generac Holdings, Inc.*	(19,726)	(862,815)
General Cable Corp.	(29,126)	(333,201)
GrafTech International Ltd.*	(46,590)	(169,122)
Rockwell Automation, Inc.	(15,579)	(1,696,864)
Sensata Technologies Holding N.V.*	(24,796)	(1,222,939)
SolarCity Corp.*	(85,213)	(4,142,204)
		(17,770,155)
Electronic Equipment, Instruments & Components - (0.4%)
Agilysys, Inc.*	(19,414)	(201,517)
Cognex Corp.*	(4,958)	(182,207)
Corning, Inc.	(68,804)	(1,635,471)

See Accompanying Notes to the Consolidated Schedules of Investments.

24

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Electronic Equipment, Instruments & Components (continued)
IPG Photonics Corp.*	(2,144)	$(160,028)
Jabil Circuit, Inc.	(14,900)	(307,089)
Tech Data Corp.*	(2,965)	(169,302)
Trimble Navigation Ltd.*	(59,069)	(1,408,205)
Universal Display Corp.*	(11,243)	(358,202)
Zebra Technologies Corp., Class A*	(85)	(7,094)
		(4,429,115)
Energy Equipment & Services - (1.6%)
Bristow Group, Inc.	(8,191)	(456,321)
CARBO Ceramics, Inc.	(3,156)	(103,454)
Core Laboratories N.V.	(3,020)	(280,105)
Ensco plc, Class A	(13,246)	(371,418)
Exterran Holdings, Inc.	(17,066)	(462,659)
FMC Technologies, Inc.*	(46,192)	(1,731,276)
Helmerich & Payne, Inc.	(35,900)	(2,138,204)
National Oilwell Varco, Inc.	(73,500)	(4,000,605)
Oil States International, Inc.*	(28,818)	(1,183,555)
Rowan Cos. plc, Class A	(17,000)	(359,040)
RPC, Inc.	(8,824)	(110,035)
Schlumberger Ltd.	(27,936)	(2,301,647)
Superior Energy Services, Inc.	(13,882)	(277,640)
Tenaris S.A. (ADR)	(40,912)	(1,155,355)
US Silica Holdings, Inc.	(1,191)	(30,013)
Weatherford International plc*	(127,817)	(1,320,350)
		(16,281,677)
Food & Staples Retailing - (0.7%)
Costco Wholesale Corp.	(2,484)	(355,187)
CVS Health Corp.	(8,504)	(834,753)
Fairway Group Holdings Corp.*	(1,218)	(5,554)
PriceSmart, Inc.	(2,018)	(165,032)
Roundy’s, Inc.*	(68,505)	(246,618)
United Natural Foods, Inc.*	(2,952)	(228,131)
Wal-Mart Stores, Inc.	(21,248)	(1,805,655)
Whole Foods Market, Inc.	(61,243)	(3,190,454)
		(6,831,384)
Food Products - (2.0%)
BRF S.A. (ADR)	(34,829)	(826,144)
ConAgra Foods, Inc.	(115,672)	(4,098,259)
Dean Foods Co.	(18,800)	(340,656)
	SHARES	VALUE
Food Products (continued)
Flowers Foods, Inc.	(19,535)	$(382,105)
Hain Celestial Group, Inc./The*	(18,411)	(971,548)
JM Smucker Co./The	(59,804)	(6,168,782)
Keurig Green Mountain, Inc.	(17,668)	(2,165,390)
Lancaster Colony Corp.	(6,175)	(555,318)
McCormick & Co., Inc.	(50,000)	(3,569,500)
Pilgrim’s Pride Corp.	(42,638)	(1,157,622)
Tootsie Roll Industries, Inc.	(17,464)	(544,702)
		(20,780,026)
Gas Utilities - (0.3%)
AGL Resources, Inc.	(37,536)	(2,116,280)
National Fuel Gas Co.	(6,002)	(380,707)
UGI Corp.	(8,795)	(325,327)
		(2,822,314)
Health Care Equipment & Supplies - (1.7%)
Abbott Laboratories	(3,300)	(147,708)
Align Technology, Inc.*	(1,049)	(55,649)
Cooper Cos., Inc./The	(6,220)	(980,583)

DENTSPLY International, Inc.	(21,204)	(1,060,730)
Edwards Lifesciences Corp.*	(7,000)	(877,450)
Haemonetics Corp.*	(7,580)	(300,168)
Hill-Rom Holdings, Inc.	(19,871)	(949,039)
Hologic, Inc.*	(52,687)	(1,599,841)
IDEXX Laboratories, Inc.*	(7,245)	(1,147,753)
Insulet Corp.*	(22,144)	(650,812)
Integra LifeSciences Holdings Corp.*	(5,157)	(287,348)
Medtronic plc	(56,089)	(4,004,755)
Natus Medical, Inc.*	(6,428)	(241,693)
ResMed, Inc.	(24,153)	(1,508,838)
Sirona Dental Systems, Inc.*	(3,664)	(330,566)
St Jude Medical, Inc.	(3,248)	(213,946)
Teleflex, Inc.	(2,472)	(270,832)
Thoratec Corp.*	(12,544)	(450,204)
Varian Medical Systems, Inc.*	(19,351)	(1,791,129)
West Pharmaceutical Services, Inc.	(6,306)	(310,949)
Wright Medical Group, Inc.*	(4,618)	(112,725)
		(17,292,718)

See Accompanying Notes to the Consolidated Schedules of Investments.

25

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Health Care Equipment & Supplies - (1.3%)
Adeptus Health, Inc., Class A*	(7,796)	$(245,184)
Amsurg Corp.*	(12,018)	(663,153)
Brookdale Senior Living, Inc.*	(42,000)	(1,417,500)
Community Health Systems, Inc.*	(537)	(25,277)
DaVita HealthCare Partners, Inc.*	(3,685)	(276,596)
Express Scripts Holding Co.*	(22,332)	(1,802,416)
Henry Schein, Inc.*	(4,738)	(654,176)
Kindred Healthcare, Inc.	(20,847)	(384,836)
Laboratory Corp of America Holdings*	(1,954)	(224,280)
LifePoint Hospitals, Inc.*	(9,419)	(614,495)
MEDNAX, Inc.*	(9,399)	(638,098)
Molina Healthcare, Inc.*	(12,679)	(645,488)
Omnicare, Inc.	(37,234)	(2,791,805)
Quest Diagnostics, Inc.	(4,500)	(319,815)
Select Medical Holdings Corp.	(22,086)	(298,603)
Tenet Healthcare Corp.*	(35,228)	(1,489,440)
Universal Health Services, Inc., Class B	(7,534)	(772,461)
WellCare Health Plans, Inc.*	(4,573)	(333,143)
		(13,596,766)
Health Care Technology - (0.1%)
Allscripts Healthcare Solutions, Inc.*	(25,472)	(303,371)
athenahealth, Inc.*	(2,517)	(351,650)
HMS Holdings Corp.*	(16,765)	(331,696)
		(986,717)
Hotels, Restaurants & Leisure - (2.5%)
Bob Evans Farms, Inc.	(4,543)	(256,089)
Boyd Gaming Corp.*	(18,447)	(240,918)
Cheesecake Factory, Inc./The	(13,250)	(695,757)
Chuy’s Holdings, Inc.*	(13,145)	(280,909)
Cracker Barrel Old Country Store, Inc.	(3,609)	(485,447)
Darden Restaurants, Inc.	(30,500)	(1,872,090)
Domino’s Pizza, Inc.	(16,856)	(1,669,587)
Habit Restaurants, Inc./The, Class A*	(6,153)	(203,049)
Krispy Kreme Doughnuts, Inc.*	(15,047)	(292,965)
Las Vegas Sands Corp.	(33,138)	(1,801,713)
	SHARES	VALUE
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	(72,727)	$(5,418,161)
Melco Crown Entertainment Ltd. (ADR)	(82,022)	(1,968,528)
MGM Resorts International*	(152,122)	(2,963,337)
Panera Bread Co., Class A*	(4,722)	(811,523)
Six Flags Entertainment Corp.	(16,406)	(704,802)
Starbucks Corp.	(9,172)	(802,825)
Starwood Hotels & Resorts Worldwide, Inc.	(9,700)	(698,109)
Texas Roadhouse, Inc.	(13,380)	(449,434)
Wendy’s Co./The	(31,696)	(334,076)
Wyndham Worldwide Corp.	(1,900)	(159,201)
Wynn Resorts Ltd.	(12,012)	(1,777,175)
Yum! Brands, Inc.	(12,113)	(875,528)
Zoe’s Kitchen, Inc.*	(7,111)	(220,014)
		(24,981,237)
Household Durables - (0.7%)
Garmin Ltd.	(33,840)	(1,771,862)
Harman International Industries, Inc.	(655)	(84,908)
Jarden Corp.*	(3,995)	(191,840)
Leggett & Platt, Inc.	(12,968)	(552,826)
Lennar Corp., Class A	(600)	(26,946)
Meritage Homes Corp.*	(3,118)	(113,526)
Mohawk Industries, Inc.*	(7,570)	(1,249,353)
Sony Corp. (ADR)	(57,898)	(1,348,445)
Tempur Sealy International, Inc.*	(18,909)	(1,040,562)
Toll Brothers, Inc.*	(30,900)	(1,069,758)
		(7,450,026)
Household Products - (1.3%)
Church & Dwight Co., Inc.	(38,000)	(3,074,960)
Colgate-Palmolive Co.	(53,450)	(3,608,944)
Procter & Gamble Co./The	(66,800)	(5,630,572)
WD-40 Co.	(6,896)	(565,886)
		(12,880,362)
Independent Power and Renewable Electricity Producers - (0.4%)
AES Corp.	(253,400)	(3,096,548)
Calpine Corp.*	(2,154)	(44,976)
Dynegy, Inc.*	(14,904)	(407,177)
		(3,548,701)

See Accompanying Notes to the Consolidated Schedules of Investments.

26

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Industrial Conglomerates - (0.1%)
Carlisle Cos., Inc.	(3,900)	$(349,752)
General Electric Co.	(28,936)	(691,281)
Raven Industries, Inc.	(11,443)	(245,338)
		(1,286,371)
Insurance - (1.6%)
ACE Ltd.	(7,600)	(820,496)
Aflac, Inc.	(24,695)	(1,409,591)
Allstate Corp./The	(14,770)	(1,030,798)
American International Group, Inc.	(8,312)	(406,207)
Arthur J Gallagher & Co.	(7,433)	(330,248)
Assured Guaranty Ltd.	(39,437)	(963,052)
Brown & Brown, Inc.	(15,518)	(478,730)
China Life Insurance Co., Ltd. (ADR)	(5,276)	(303,053)
Chubb Corp./The	(17,721)	(1,734,886)
Citizens, Inc.*	(65,569)	(473,408)
eHealth, Inc.*	(3,225)	(33,024)
Erie Indemnity Co., Class A	(11,601)	(1,005,343)
Everest Re Group Ltd.	(3,495)	(598,973)
First American Financial Corp.	(13,120)	(446,342)
FNF Group	(46,632)	(1,636,783)
Genworth Financial, Inc., Class A*	(55,890)	(390,112)
Loews Corp.	(9,700)	(371,122)
MBIA, Inc.*	(51,628)	(414,057)
MetLife, Inc.	(14,705)	(683,783)
Prudential Financial, Inc.	(2,198)	(166,784)
RenaissanceRe Holdings Ltd.	(1,036)	(99,073)
RLI Corp.	(28,490)	(1,336,466)
Torchmark Corp.	(5,925)	(296,665)
Willis Group Holdings plc	(5,000)	(216,500)
WR Berkley Corp.	(16,613)	(813,871)
		(16,459,367)
Internet & Catalog Retail - (0.8%)
Amazon.com, Inc.*	(3,888)	(1,378,412)
Ctrip.com International Ltd. (ADR)*	(37,106)	(1,764,576)
Groupon, Inc.*	(126,993)	(909,270)
Netflix, Inc.*	(7,540)	(3,331,172)
TripAdvisor, Inc.*	(3,700)	(247,937)
		(7,631,367)
Internet Software & Services - (1.4%)
Akamai Technologies, Inc.*	(18,687)	(1,086,743)
	SHARES	VALUE
Internet Software & Services (continued)
Baidu, Inc. (ADR)*	(8,341)	$(1,817,671)
CoStar Group, Inc.*	(800)	(147,608)
Dealertrack Technologies, Inc.*	(12,476)	(501,535)
eBay, Inc.*	(20,100)	(1,065,300)
Equinix, Inc.	(1,100)	(238,546)
Five9, Inc.*	(3,448)	(13,551)
Gogo, Inc.*	(3,827)	(55,625)
Google, Inc., Class A*	(2,586)	(1,390,104)
HomeAway, Inc.*	(1,500)	(38,235)
j2 Global, Inc.	(2,019)	(115,971)
NetEase, Inc. (ADR)	(12,339)	(1,348,036)
Pandora Media, Inc.*	(42,900)	(712,140)
Qihoo 360 Technology Co., Ltd. (ADR)*	(29,283)	(1,713,641)
Rackspace Hosting, Inc.*	(23,600)	(1,061,056)
Shutterstock, Inc.*	(3,700)	(208,273)
SouFun Holdings Ltd. (ADR)	(65,300)	(398,983)
Twitter, Inc.*	(6,100)	(228,933)
WebMD Health Corp.*	(11,938)	(462,598)
XO Group, Inc.*	(4,939)	(81,197)
Xoom Corp.*	(7,387)	(108,958)
Yahoo!, Inc.*	(200)	(8,798)
Zillow, Inc., Class A*	(20,189)	(1,956,718)
		(14,760,220)
IT Services - (0.9%)
Accenture plc, Class A	(11,555)	(970,967)
Alliance Data Systems Corp.*	(7,600)	(2,195,108)
Cardtronics, Inc.*	(1,556)	(52,297)
CoreLogic, Inc.*	(8,157)	(270,812)
Fiserv, Inc.*	(4,542)	(329,431)
Infosys Ltd. (ADR)	(52,291)	(1,782,077)
International Business Machines Corp.	(600)	(91,986)
NeuStar, Inc., Class A*	(17,840)	(469,014)
Paychex, Inc.	(8,568)	(387,788)
Teradata Corp.*	(33,455)	(1,490,755)
Western Union Co./The	(38,229)	(649,893)
WEX, Inc.*	(9,741)	(896,659)
		(9,586,787)
Leisure Products - (0.3%)
Hasbro, Inc.	(11,815)	(648,880)
Mattel, Inc.	(6,300)	(169,470)
Polaris Industries, Inc.	(15,013)	(2,170,729)

See Accompanying Notes to the Consolidated Schedules of Investments.

27

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Leisure Products - (continued)
		$(2,989,079)

Life Sciences Tools & Services - (0.3%)
Agilent Technologies, Inc.	(5,045)	(190,549)
Bruker Corp.*	(17,795)	(335,614)
Luminex Corp.*	(17,478)	(308,487)
PAREXEL International Corp.*	(20,199)	(1,231,331)
PerkinElmer, Inc.	(6,469)	(295,698)
Thermo Fisher Scientific, Inc.	(2,852)	(357,099)
Waters Corp.*	(7,014)	(835,017)
		(3,553,795)
Machinery - (3.2%)
Actuant Corp., Class A	(14,600)	(337,406)
AGCO Corp.	(86,869)	(3,764,902)
Altra Industrial Motion Corp.	(15,506)	(396,178)
Astec Industries, Inc.	(13,077)	(465,018)
Caterpillar, Inc.	(33,485)	(2,677,795)
CIRCOR International, Inc.	(1,653)	(81,642)
Colfax Corp.*	(83,180)	(3,768,886)
Cummins, Inc.	(12,000)	(1,673,520)
Deere & Co.	(9,129)	(777,700)
Donaldson Co., Inc.	(1,448)	(52,939)
Dover Corp.	(68,899)	(4,825,686)
Flowserve Corp.	(800)	(43,592)
Gorman-Rupp Co./The	(17,250)	(491,797)
Hardinge, Inc.	(3,055)	(34,858)
Lincoln Electric Holdings, Inc.	(400)	(27,164)
Manitowoc Co., Inc./The	(57,233)	(1,070,257)
Oshkosh Corp.	(7,300)	(312,805)
Pall Corp.	(12,741)	(1,232,819)
Parker-Hannifin Corp.	(31,300)	(3,645,198)
Pentair plc	(65,586)	(4,053,871)
Proto Labs, Inc.*	(7,331)	(472,043)
Sun Hydraulics Corp.	(8,942)	(324,058)
Terex Corp.	(39,649)	(891,310)
Titan International, Inc.	(42,953)	(384,000)
Trinity Industries, Inc.	(7,222)	(191,166)
Valmont Industries, Inc.	(1,827)	(219,459)
Wabtec Corp.	(4,617)	(385,289)
		(32,601,358)
	SHARES	VALUE
Media - (1.8%)
AMC Networks, Inc., Class A*	(9,496)	$(633,383)
Cablevision Systems Corp., Class A	(143,734)	(2,719,447)
CBS Corp., Class B	(19,200)	(1,052,352)
Charter Communications, Inc., Class A*	(11,800)	(1,783,157)
Cinemark Holdings, Inc.	(9,822)	(365,084)
Comcast Corp., Class A	(56,570)	(3,006,413)
DISH Network Corp., Class A*	(14,004)	(985,181)
Grupo Televisa SAB (ADR)*	(9,222)	(300,729)
IMAX Corp.*	(14,107)	(470,186)
Liberty Media Corp., Class A*	(24,500)	(834,225)
Omnicom Group, Inc.	(177)	(12,886)
Regal Entertainment Group, Class A	(18,483)	(391,100)
Scripps Networks Interactive, Inc., Class A	(35,500)	(2,523,695)
Thomson Reuters Corp.	(12,643)	(485,491)
Time Warner, Inc.	(17,360)	(1,352,865)
Twenty-First Century Fox, Inc., Class A	(21,528)	(713,869)
Viacom, Inc., Class B	(5,421)	(349,221)
		(17,979,284)
Metals & Mining - (1.5%)
Agnico Eagle Mines Ltd.	(28,500)	(961,020)
Allegheny Technologies, Inc.	(28,251)	(806,001)
ArcelorMittal (NYRS)	(160,646)	(1,548,627)
Barrick Gold Corp.	(15,200)	(194,256)
BHP Billiton Ltd. (ADR)	(40,217)	(1,863,254)
Franco-Nevada Corp.	(31,945)	(1,840,032)
Goldcorp, Inc.	(29,159)	(700,691)
Newmont Mining Corp.	(15,200)	(382,280)
Randgold Resources Ltd. (ADR)	(4,502)	(383,840)
Rio Tinto plc (ADR)	(40,515)	(1,787,927)
Royal Gold, Inc.	(1,178)	(85,358)
Southern Copper Corp.	(54,074)	(1,475,139)
Stillwater Mining Co.*	(34,405)	(470,316)
United States Steel Corp.	(23,779)	(581,159)
Vale S.A. (ADR)	(326,469)	(2,295,077)
		(15,374,977)
Multiline Retail - (0.4%)
Big Lots, Inc.	(39,263)	(1,802,564)

See Accompanying Notes to the Consolidated Schedules of Investments.

28

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Multiline Retail (continued)
Bon-Ton Stores, Inc./The	(21,067)	$(115,447)
Dollar Tree, Inc.*	(2,132)	(151,585)
J.C. Penney Co., Inc.*	(95,800)	(696,466)
Macy’s, Inc.	(28,113)	(1,795,859)
		(4,561,921)

Multi-Utilities - (1.3%)
Ameren Corp.	(18,800)	(851,264)
CMS Energy Corp.	(12,900)	(486,717)
Consolidated Edison, Inc.	(27,936)	(1,935,406)
Dominion Resources, Inc.	(14,600)	(1,122,594)
DTE Energy Co.	(10,900)	(977,294)
National Grid plc (ADR)	(6,105)	(429,426)
NiSource, Inc.	(52,600)	(2,275,476)
SCANA Corp.	(22,291)	(1,421,497)
Wisconsin Energy Corp.	(69,573)	(3,880,086)
		(13,379,760)
Oil, Gas & Consumable Fuels - (5.9%)
Antero Resources Corp.*	(3,100)	(107,415)
Bonanza Creek Energy, Inc.*	(19,000)	(495,520)
BP plc (ADR)	(47,419)	(1,841,280)
Cabot Oil & Gas Corp.	(109,300)	(2,896,450)
Canadian Natural Resources Ltd.	(62,352)	(1,804,467)
Carrizo Oil & Gas, Inc.*	(41,080)	(1,852,708)
Cenovus Energy Inc.	(4,063)	(76,750)
Cheniere Energy, Inc.*	(3,000)	(214,140)
Chesapeake Energy Corp.	(76,049)	(1,458,620)
Chevron Corp.	(4,139)	(424,372)
Clean Energy Fuels Corp.*	(99,446)	(414,690)
Concho Resources, Inc.*	(400)	(44,340)
CONSOL Energy, Inc.	(57,100)	(1,653,045)
Continental Resources, Inc.*	(43,138)	(1,958,465)
CVR Energy, Inc.	(8,705)	(333,576)
Denbury Resources, Inc.	(18,869)	(130,196)
Ecopetrol S.A. (ADR)	(11,173)	(182,120)
Enbridge, Inc.	(37,363)	(1,809,490)
Encana Corp.	(44,584)	(545,708)
EOG Resources, Inc.	(20,060)	(1,785,942)
EQT Corp.	(21,000)	(1,563,240)
Exxon Mobil Corp.	(20,981)	(1,834,159)
Golar LNG Ltd.	(51,456)	(1,459,292)
Gulfport Energy Corp.*	(38,700)	(1,489,563)
	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
HollyFrontier Corp.	(8,500)	$(305,320)
InterOil Corp.*	(16,140)	(607,025)
Kinder Morgan, Inc.	(85,750)	(3,520,038)
Laredo Petroleum, Inc.*	(53,400)	(523,854)
Marathon Petroleum Corp.	(175)	(16,203)
Murphy Oil Corp.	(38,800)	(1,742,508)
Noble Energy, Inc.	(23,000)	(1,098,020)
Oasis Petroleum, Inc.*	(88,243)	(1,185,986)
ONEOK, Inc.	(43,200)	(1,902,096)
Petroleo Brasileiro S.A. (ADR)	(133,984)	(805,244)
Phillips 66	(52,071)	(3,661,633)
Pioneer Natural Resources Co.	(3,300)	(496,749)
Range Resources Corp.	(22,700)	(1,050,329)
Rice Energy, Inc.*	(71,500)	(1,221,220)
Rosetta Resources, Inc.*	(11,714)	(199,958)
Royal Dutch Shell plc (ADR)	(22,327)	(1,371,994)
Ship Finance International Ltd.	(8,823)	(122,551)
SM Energy Co.	(48,304)	(1,826,857)
Southwestern Energy Co.*	(45,816)	(1,135,779)
Spectra Energy Corp.	(110,311)	(3,688,800)
Statoil ASA (ADR)	(69,444)	(1,166,659)
Suncor Energy, Inc.	(60,603)	(1,806,575)
Targa Resources Corp.	(19,906)	(1,728,438)
Teekay Corp.	(19,924)	(843,383)
TransCanada Corp.	(16,953)	(754,069)
Western Refining, Inc.	(9,792)	(363,577)
Whiting Petroleum Corp.*	(8,600)	(258,172)
YPF S.A. (ADR)	(27,769)	(651,183)
		(60,429,768)
Paper & Forest Products - (0.3%)
Deltic Timber Corp.	(14,745)	(921,562)
International Paper Co.	(20,992)	(1,105,439)
KapStone Paper and Packaging Corp.	(17,377)	(519,051)
Wausau Paper Corp.	(22,361)	(227,188)
		(2,773,240)
Personal Products - (0.3%)
Elizabeth Arden, Inc.*	(4,185)	(61,854)
Estee Lauder Cos., Inc./The, Class A	(15,800)	(1,115,322)
Herbalife Ltd.	(54,003)	(1,646,012)
		(2,823,188)

See Accompanying Notes to the Consolidated Schedules of Investments.

29

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Pharmaceuticals - (1.4%)
Actavis plc*	(6,725)	$(1,792,482)
AstraZeneca plc (ADR)	(25,560)	(1,815,782)
Dr Reddy’s Laboratories Ltd. (ADR)	(4,355)	(219,797)
Eli Lilly & Co.	(292)	(21,024)
GlaxoSmithKline plc (ADR)	(38,300)	(1,685,200)
Jazz Pharmaceuticals plc*	(10,679)	(1,808,382)
Johnson & Johnson	(13,352)	(1,337,069)
Mylan, Inc.*	(26,341)	(1,400,024)
Nektar Therapeutics*	(3,294)	(48,224)
Novartis AG (ADR)	(7,099)	(691,443)
Pacira Pharmaceuticals, Inc.*	(1,343)	(144,171)
Pfizer, Inc.	(22,775)	(711,719)
Salix Pharmaceuticals Ltd.*	(2,000)	(269,340)
Shire plc (ADR)	(8,271)	(1,813,499)
Valeant Pharmaceuticals International, Inc.*	(4,942)	(790,572)
		(14,548,728)
Professional Services - (0.2%)
Dun & Bradstreet Corp./The	(691)	(79,541)
Equifax, Inc.	(4,420)	(373,313)
IHS, Inc., Class A*	(9,318)	(1,072,781)
Paylocity Holding Corp.*	(4,573)	(107,740)
Towers Watson & Co., Class A	(4,500)	(533,250)
Verisk Analytics, Inc., Class A*	(3,500)	(225,225)
		(2,391,850)
Real Estate Investment Trusts (REITs) - (1.0%)
American Realty Capital Properties, Inc.	(175,700)	(1,627,860)
Annaly Capital Management, Inc.	(47,200)	(498,432)
AvalonBay Communities, Inc.	(3,293)	(569,656)
Crown Castle International Corp.	(1,800)	(155,718)
DCT Industrial Trust, Inc.	(10,300)	(388,928)
Equity One, Inc.	(18,200)	(495,768)
Essex Property Trust, Inc.	(3,117)	(704,598)
Federal Realty Investment Trust	(4,389)	(631,007)
	SHARES	VALUE
Real Estate Investment Trusts (REITs) (continued)
Medical Properties Trust, Inc.	(22,300)	$(342,751)
National Retail Properties, Inc.	(14,900)	(638,316)
Pennsylvania Real Estate Investment Trust	(4,670)	(111,753)
Realty Income Corp.	(5,700)	(309,567)
Regency Centers Corp.	(13,455)	(922,475)
SL Green Realty Corp.	(8,000)	(1,008,000)
Starwood Waypoint Residential Trust	(17,400)	(421,776)
Taubman Centers, Inc.	(5,933)	(486,209)
Ventas, Inc.	(14,758)	(1,177,836)
		(10,490,650)
Real Estate Management & Development - (0.1%)
E-House China Holdings Ltd. (ADR)	(29,124)	(200,082)
St. Joe Co./The*	(18,969)	(306,539)
		(506,621)
Road & Rail - (0.9%)
Avis Budget Group, Inc.*	(21,965)	(1,258,814)
Canadian National Railway Co.	(19,418)	(1,281,200)
Canadian Pacific Railway Ltd.	(10,316)	(1,801,896)
Con-way, Inc.	(8,858)	(362,912)
Hertz Global Holdings, Inc.*	(98,844)	(2,028,279)
Norfolk Southern Corp.	(17,704)	(1,805,277)
Saia, Inc.*	(11,730)	(493,950)
YRC Worldwide, Inc.*	(18,497)	(293,362)
		(9,325,690)
Semiconductors & Semiconductor Equipment - (1.9%)
ARM Holdings plc (ADR)	(38,185)	(1,788,585)
Cavium, Inc.*	(1,652)	(97,154)
Cirrus Logic, Inc.*	(33,525)	(888,412)
Cree, Inc.*	(46,672)	(1,650,322)
Cypress Semiconductor Corp.*	(53,300)	(785,109)
First Solar, Inc.*	(18,900)	(799,848)
Freescale Semiconductor Ltd.*	(11,277)	(361,879)
Intel Corp.	(10,743)	(354,949)
Linear Technology Corp.	(3,900)	(175,266)
Maxim Integrated Products, Inc.	(31,998)	(1,058,814)
Microchip Technology, Inc.	(36,257)	(1,635,191)

See Accompanying Notes to the Consolidated Schedules of Investments.

30

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.*	(61,848)	$(1,809,982)
NVIDIA Corp.	(44,149)	(847,881)
NXP Semiconductor N.V.*	(23,007)	(1,825,375)
SunEdison, Inc.*	(95,753)	(1,793,454)
Synaptics, Inc.*	(26,899)	(2,066,112)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	(75,962)	(1,725,097)
Veeco Instruments, Inc.*	(1,458)	(42,530)
		(19,705,960)
Software - (1.3%)
Activision Blizzard, Inc.	(47,489)	(992,283)
ANSYS, Inc.*	(7,266)	(586,148)
Autodesk, Inc.*	(10,695)	(577,583)
Cadence Design Systems, Inc.*	(23,640)	(425,284)
Check Point Software Technologies Ltd.*	(1,300)	(100,321)
Ellie Mae, Inc.*	(3,919)	(173,377)
Interactive Intelligence Group, Inc.*	(5,091)	(206,491)
Intuit, Inc.	(6,700)	(581,694)
Manhattan Associates, Inc.*	(16,104)	(718,882)
Microsoft Corp.	(43,739)	(1,767,056)
NetSuite, Inc.*	(4,262)	(419,509)
Nuance Communications, Inc.*	(57,426)	(789,320)
Oracle Corp.	(16,551)	(693,321)
Qlik Technologies, Inc.*	(38,708)	(1,099,307)
SAP SE (ADR)	(27,917)	(1,824,655)
ServiceNow, Inc.*	(700)	(51,030)
Take-Two Interactive Software, Inc.*	(55,764)	(1,657,306)
Verint Systems, Inc.*	(8,207)	(438,090)
		(13,101,657)
Specialty Retail - (3.4%)
American Eagle Outfitters, Inc.	(28,327)	(397,711)
Ascena Retail Group, Inc.*	(25,881)	(299,184)
AutoZone, Inc.*	(2,914)	(1,739,541)
Barnes & Noble, Inc.*	(8,324)	(195,531)
Chico’s FAS, Inc.	(55,768)	(930,210)
Dick’s Sporting Goods, Inc.	(25,853)	(1,335,307)
DSW, Inc., Class A	(33,000)	(1,173,480)
	SHARES	VALUE
Specialty Retail - (continued)
Finish Line, Inc./The, Class A	(7,528)	$(177,661)
Five Below, Inc.*	(37,767)	(1,258,396)
Foot Locker, Inc.	(79,709)	(4,242,113)
Gap, Inc./The	(43,134)	(1,776,689)
Guess?, Inc.	(15,586)	(292,705)
hhgregg, Inc.*	(41,293)	(226,699)
Home Depot, Inc./The	(5,256)	(548,832)
Lowe’s Cos., Inc.	(71,086)	(4,816,787)
Lumber Liquidators Holdings, Inc.*	(30,633)	(1,934,474)
Men’s Wearhouse, Inc./The	(17,915)	(832,510)
O’Reilly Automotive, Inc.*	(15,538)	(2,911,200)
Outerwall, Inc.*	(19,607)	(1,217,203)
Pier 1 Imports, Inc.	(28,655)	(481,691)
Restoration Hardware Holdings, Inc.*	(2,560)	(224,077)
Sally Beauty Holdings, Inc.*	(24,206)	(752,323)
Signet Jewelers Ltd.	(2,969)	(359,576)
Staples, Inc.	(170,207)	(2,902,029)
Tiffany & Co.	(20,721)	(1,795,267)
Tractor Supply Co.	(2,651)	(215,182)
Urban Outfitters, Inc.*	(50,454)	(1,758,826)
		(34,795,204)
Technology Hardware, Storage & Peripherals - (1.2%)
BlackBerry Ltd.*	(85,906)	(871,946)
EMC Corp.	(69,603)	(1,804,806)
Hewlett-Packard Co.	(48,688)	(1,759,098)
NCR Corp.*	(54,738)	(1,390,345)
SanDisk Corp.	(23,719)	(1,800,509)
Seagate Technology plc	(11,621)	(655,889)
Stratasys Ltd.*	(52,248)	(4,153,194)
Violin Memory, Inc.*	(43,404)	(166,671)
		(12,602,458)
Textiles, Apparel & Luxury Goods - (1.5%)
Carter’s, Inc.	(10,231)	(833,724)
Coach, Inc.	(64,100)	(2,383,879)
Crocs, Inc.*	(23,529)	(249,407)
Deckers Outdoor Corp.*	(4,511)	(297,952)
Hanesbrands, Inc.	(12,893)	(1,436,022)
Iconix Brand Group, Inc.*	(11,721)	(389,606)
lululemon athletica, Inc.*	(43,024)	(2,849,910)
Michael Kors Holdings Ltd.*	(19,200)	(1,359,168)

See Accompanying Notes to the Consolidated Schedules of Investments.

31

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Textiles, Apparel & Luxury Goods (continued)
PVH Corp.	(6,373)	$(702,687)
Ralph Lauren Corp.	(500)	(83,445)
Sequential Brands Group, Inc.*	(22,630)	(234,220)
Skechers U.S.A., Inc., Class A*	(22,573)	(1,362,281)
Under Armour, Inc., Class A*	(1,139)	(82,099)
VF Corp.	(46,780)	(3,245,129)
		(15,509,529)
Thrifts & Mortgage Finance - (0.0%)†
BankFinancial Corp.	(4,188)	(47,366)
Clifton Bancorp, Inc.	(17,510)	(232,183)
New York Community Bancorp, Inc.	(10,647)	(164,496)
		(444,045)
Tobacco - (0.6%)
Philip Morris International, Inc.	(71,600)	(5,745,184)
Reynolds American, Inc.	(1,190)	(80,860)
		(5,826,044)
Trading Companies & Distributors - (1.1%)
AerCap Holdings N.V.*	(38,382)	(1,517,240)
Beacon Roofing Supply, Inc.*	(3,771)	(89,335)
Fastenal Co.	(82,898)	(3,680,671)
GATX Corp.	(4,723)	(269,919)
MSC Industrial Direct Co., Inc., Class A	(9,237)	(693,422)
TAL International Group, Inc.*	(155)	(6,301)
United Rentals, Inc.*	(22,787)	(1,887,903)
WW Grainger, Inc.	(11,206)	(2,642,823)
		(10,787,614)
Water Utilities - (0.0%)†
American Water Works Co., Inc.	(1,000)	(56,140)
Cadiz, Inc.*	(1,192)	(11,515)
		(67,655)
Wireless Telecommunication Services - (0.2%)
America Movil SAB de CV (ADR)	(42,022)	(898,851)
China Mobile Ltd. (ADR)	(3,861)	(252,200)
SBA Communications Corp., Class A*	(2,600)	(303,420)
Sprint Corp.*	(8,800)	(37,840)
	SHARES	VALUE
Wireless Telecommunication Services (continued)
Tim Participacoes S.A. (ADR)	(10,275)	$(226,769)
Vodafone Group plc (ADR)	(14,300)	(502,359)
		(2,221,439)
TOTAL COMMON STOCKS (proceeds received $724,571,230)		(705,951,590)

EXCHANGE TRADED FUNDS - (7.8%)
iPATH S&P 500 VIX Short-Term Futures ETN*	(4,708)	(173,537)
iShares MSCI Brazil Capped ETF	(3,878)	(133,054)
Consumer Discretionary Select Sector SPDR Fund	(87,372)	(6,115,166)
Consumer Staples Select Sector SPDR Fund	(103,436)	(4,966,997)
Energy Select Sector SPDR Fund	(59,400)	(4,487,670)
Financial Select Sector SPDR Fund	(215,100)	(4,949,451)
Health Care Select Sector SPDR Fund	(176,831)	(12,249,083)
Industrial Select Sector SPDR Fund	(184,100)	(10,046,337)
iShares Nasdaq Biotechnology ETF	(3,092)	(994,542)
iShares Russell 2000 Index Fund	(134,912)	(15,609,319)
Materials Select Sector SPDR Fund	(31,500)	(1,502,235)
SPDR S&P 500 ETF Trust	(36,100)	(7,200,867)
Technology Select Sector SPDR Fund	(159,500)	(6,364,050)

See Accompanying Notes to the Consolidated Schedules of Investments.

32

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Utilities Select Sector SPDR Fund	(88,600)	$(4,281,152)
TOTAL EXCHANGE TRADED FUNDS (proceeds received $78,697,647)		(79,073,460)

	PRINCIPAL AMOUNT
AGENCY CMO - (0.1%)
U.S. Government agencies - (0.1%)
Federal National Mortgage Association, 4.50%, 2/25/2044 TBA		$(1,000,000)	(1,085,427)
TOTAL AGENCY CMO (proceeds received $1,083,750)			(1,085,427)

CORPORATE BONDS - (3.6%)
Banks - (0.1%)
Raiffeisen Bank International AG 6.00%, 10/16/2023	EUR	(1,000,000)	(754,235)

Beverages - (0.6%)
Coca-Cola Co./The
1.88%, 9/22/2026		(3,500,000)	(4,339,613)
3.20%, 11/1/2023		$(1,381,000)	(1,483,887)
			(5,823,500)
Chemicals - (0.1%)
INEOS Group Holdings S.A. 5.88%, 2/15/2019(e)		(207,000)	(197,685)
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 8.75%, 2/1/2019		(731,000)	(741,965)
			(939,650)
Containers & Packaging - (0.1%)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 8.25%, 2/15/2021		(967,000)	(986,340)

Diversified Telecommunication Services - (0.1%)
Telefonica Emisiones SAU 7.05%, 6/20/2036		(406,000)	(568,108)

Energy Equipment & Services - (0.3%)
Ensco plc 4.50%, 10/1/2024		(3,360,000)	(3,267,218)
	PRINCIPAL AMOUNT		VALUE
Food Products - (0.2%)
Tyson Foods, Inc.
3.95%, 8/15/2024		$(934,000)	$(1,007,000)
5.15%, 8/15/2044		(934,000)	(1,134,469)
			(2,141,469)
Hotels, Restaurants & Leisure - (0.1%)
Caesars Entertainment Resort Properties LLC 8.00%, 10/1/2020(e)		(976,000)	(971,120)
MGM Resorts International 6.00%, 3/15/2023		(325,000)	(328,250)
			(1,299,370)
Independent Power and Renewable Electricity Producers - (0.0%)†
Dynegy, Inc. 5.88%, 6/1/2023		(318,000)	(307,665)

Machinery - (0.1%)
Vallourec S.A.
2.25%, 9/30/2024	EUR	(600,000)	(675,764)
3.25%, 8/2/2019		(300,000)	(358,382)
			(1,034,146)
Media - (0.0%)†
Time Warner Cable, Inc. 4.50%, 9/15/2042		$(406,000)	(436,255)

Metals & Mining - (0.5%)
Alcoa, Inc. 5.13%, 10/1/2024		(561,000)	(613,594)
Barrick Gold Corp. 4.10%, 5/1/2023		(747,000)	(743,052)
Barrick North America Finance LLC 5.75%, 5/1/2043		(812,000)	(876,367)
FMG Resources August 2006 Pty Ltd. 6.88%, 4/1/2022(e)		(1,470,000)	(1,171,399)
Freeport-McMoRan, Inc. 4.55%, 11/14/2024		(1,500,000)	(1,379,248)
Glencore Funding LLC 2.50%, 1/15/2019(e)		(265,000)	(261,193)
			(5,044,853)
Oil, Gas & Consumable Fuels - (1.2%)
Antero Resources Corp. 5.13%, 12/1/2022(e)		(398,000)	(383,075)
BreitBurn Energy Partners LP / BreitBurn Finance Corp. 7.88%, 4/15/2022		(1,390,000)	(896,550)
California Resources Corp.
5.00%, 1/15/2020(e)		(244,000)	(212,280)
5.50%, 9/15/2021(e)		(650,000)	(554,125)

See Accompanying Notes to the Consolidated Schedules of Investments.

33

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
Oil, Gas & Consumable Fuels (continued)
6.00%, 11/15/2024(e)		$(162,000)	$(133,650)
ConocoPhillips
4.30%, 11/15/2044		(1,381,000)	(1,508,876)
6.50%, 2/1/2039		(609,000)	(843,733)
Denbury Resources, Inc. 4.63%, 7/15/2023		(359,000)	(307,842)
Devon Energy Corp. 4.75%, 5/15/2042		(406,000)	(447,012)
Hess Corp. 5.60%, 2/15/2041		(1,600,000)	(1,756,450)
Husky Energy, Inc. 4.00%, 4/15/2024		(1,218,000)	(1,219,724)
Kinder Morgan, Inc. 4.30%, 6/1/2025		(1,218,000)	(1,269,456)
MEG Energy Corp. 7.00%, 3/31/2024(e)		(406,000)	(369,460)
Petro-Canada 6.80%, 5/15/2038		(406,000)	(539,818)
SandRidge Energy, Inc. 7.50%, 3/15/2021		(705,000)	(493,500)
Suncor Energy, Inc.
3.60%, 12/1/2024		(731,000)	(751,049)
6.50%, 6/15/2038		(325,000)	(425,108)
WPX Energy, Inc. 5.25%, 9/15/2024		(583,000)	(550,206)
			(12,661,914)
Specialty Retail - (0.1%)
Michaels Stores, Inc. 5.88%, 12/15/2020(e)		(1,056,000)	(1,075,800)

Technology Hardware, Storage & Peripherals - (0.1%)
Apple, Inc. 4.45%, 5/6/2044		(650,000)	(770,167)

TOTAL CORPORATE BONDS (proceeds received $38,295,783)			(37,110,690)
SOVEREIGN GOVERNMENTS - (0.1%)
Germany - (0.1%)
Bundesrepublik Deutschland 5.50%, 1/4/2031	EUR	(690,000)	(1,360,837)

TOTAL SOVEREIGN GOVERNMENTS (proceeds received $1,420,913)			(1,360,837)
U.S. GOVERNMENT SECURITIES - (2.1%)
U.S. Treasury Bonds 3.13%, 8/15/2044		$(6,947,000)	(8,282,048)
	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT SECURITIES (continued)
U.S. Treasury Notes
1.50%, 12/31/2018	$(10,000,000)	$(10,188,949)
2.50%, 5/15/2024	(2,754,000)	(2,958,583)
TOTAL U.S. GOVERNMENT SECURITIES (proceeds received $19,924,327)		(21,429,580)

	NO. OF WARRANTS
WARRANTS - (0.0%)†
Sears Holdings Corp., expiring 12/15/2019 @ $28*	(933)	(19,602)
TOTAL WARRANTS (cost $–)		(19,602)
TOTAL SECURITIES SOLD SHORT (proceeds received $863,993,650)		(846,031,186)
	CONTRACTS
WRITTEN OPTIONS - (0.0%)†
Call Options Written - (0.0%)†
PetSmart, Inc., 4/17/2015 @ 75*	(4)	(3,000)
Put Options Written - (0.0%)†
SPDR S&P 500 ETF Trust, 2/20/2015 @ 200*	(78)	(28,704)
TOTAL WRITTEN OPTIONS (premiums received $38,907)		(31,704)
TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD SHORT AND WRITTEN OPTIONS (cost, net of proceeds/ premiums received $308,540,266) — 30.9%		$314,518,493
OTHER ASSETS LESS LIABILITIES — 69.1%		704,337,134
NET ASSETS — 100.0%		$1,018,855,627

See Accompanying Notes to the Consolidated Schedules of Investments.

34

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

*	Non-income producing security.
†	Amount represents less than 0.05%
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At January 31, 2015, the aggregate amount held in a segregated account was $255,305,672.
(b)	All or portion of these securities were on loan. The aggregate market value of such securities is $218,667,579, which was collateralized with the aggregate value of $226,087,618.
(c)	Security is perpetual and thus, does not have a predetermined maturity date. The dates shown, if applicable, reflects the next call date.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on January 31, 2015.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid, representing a net balance of $58,766,431 or 6% of net assets at January 31, 2015.
(f)	Issuer is in default.
(g)	Multi-Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2015. Maturity date disclosed is the ultimate maturity date.
(h)	The rate shown is the effective yield at the date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
DOP	—	Dominican Peso
EUR	—	Euro
GBP	—	British Pound
IO	—	Interest Only
MXN	—	Mexican Peso
NYRS	—	New York Registry Shares
REIT	—	Real Estate Investment Trust
TBA	—	To Be Announced; Security is subject to delayed delivery
TRY	—	Turkish Lira

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,539,198
Aggregate gross unrealized depreciation	(65,560,971)
Net unrealized appreciation	$5,978,227
Federal income tax cost of investments	$308,540,266

See Accompanying Notes to the Consolidated Schedules of Investments.

35

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Futures Contracts Long

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CAC40 Futures Contracts	EUR	107	02/20/15	$5,501,453	$5,570,928	$69,475
CBOT 10 Year U.S. Treasury Note Futures Contracts	USD	315	03/20/15	40,327,383	41,225,625	898,242
CBOT 5 Year U.S. Treasury Note Futures Contracts	USD	140	03/31/15	16,626,354	16,988,125	361,771
CBOT Soybean Meal Futures Contracts	USD	93	03/13/15	3,251,928	3,068,070	(183,858)
CME NASDAQ 100 E-Mini Futures Contracts	USD	79	03/20/15	6,565,231	6,543,175	(22,056)
CMX Copper Commodity Futures Contracts	USD	32	03/27/15	2,367,105	1,995,600	(371,505)
CMX Gold 100 OZ Futures Contracts	USD	43	04/28/15	5,560,795	5,500,560	(60,235)
CMX Silver Futures Contracts	USD	25	03/27/15	2,200,186	2,151,000	(49,186)
DAX Index Futures Contracts	EUR	26	03/20/15	7,456,962	7,855,478	398,516
E-Mini S&P 500 Futures Contracts	USD	196	03/20/15	19,726,262	19,486,320	(239,942)
EOE Amsterdam Exchanges Index Futures Contracts	EUR	124	02/20/15	12,093,076	12,591,183	498,107
Eurex 10 Year Euro BUND Futures Contracts	EUR	54	03/06/15	9,326,822	9,725,978	399,156
EURO STOXX 50 Futures Contracts	EUR	215	03/20/15	7,699,819	8,136,396	436,577
EUX Euro-Bobl Futures Contracts	EUR	140	03/06/15	20,545,222	20,706,798	161,576
EUX Swiss Market Index Futures Contracts	CHF	58	03/20/15	5,501,197	5,246,657	(254,540)
FTSE China A50 Index Futures Contracts	USD	589	02/26/15	6,424,396	6,181,555	(242,841)
FTSE/JSE Top 40 Index Futures Contracts	ZAR	27	03/19/15	975,725	1,048,467	72,742
FTSE/MIB Index Futures Contract	EUR	37	03/20/15	4,286,609	4,282,807	(3,802)
HKG Hang Seng Index Futures Contracts	HKD	54	02/26/15	8,560,086	8,545,141	(14,945)
ICE Brent Crude Oil Futures Contracts	USD	22	02/12/15	1,849,591	1,165,780	(683,811)
KFE KOSPI 200 Futures Contracts	KRW	11	03/12/15	1,264,703	1,263,350	(1,353)
LIFFE FTSE 100 Index Futures Contracts	GBP	172	03/20/15	16,791,536	17,372,993	581,457
LIFFE Long Gilt Futures Contracts	GBP	85	03/27/15	15,038,198	15,858,703	820,505
MSCI Taiwan Stock Index Futures Contracts	USD	40	02/25/15	1,406,492	1,391,600	(14,892)
Nikkei 225 Futures Contracts	JPY	38	03/12/15	5,704,707	5,717,960	13,253
NYM Natural Gas Futures Contracts	USD	61	03/27/15	2,318,207	1,639,070	(679,137)
NYM Natural Gas Futures Contracts	USD	29	02/25/15	835,930	780,390	(55,540)
NYM NY Harbor ULSD Futures Contracts	USD	7	02/27/15	476,382	500,035	23,653
NYM Platinum Futures Contracts	USD	10	04/28/15	595,230	619,100	23,870
OML Stockholm OMXS30 Index Futures Contracts	SEK	9	02/20/15	158,756	171,017	12,261
OSE Tokyo Price Index Futures Contracts	JPY	102	03/12/15	12,398,345	12,286,383	(111,962)
Russell 2000 Mini Futures Contracts	USD	74	03/20/15	8,609,296	8,592,880	(16,416)
S&P/Toronto Stock Exchange 60 Index Futures Contracts	CAD	14	03/19/15	1,811,436	1,885,103	73,667
SFE 10 Year Commonwealth Treasury Bond Futures Contracts	AUD	148	03/16/15	14,495,374	15,184,002	688,628
SFE ASX SPI 200 Index Futures Contracts	AUD	82	03/19/15	8,177,181	8,844,616	667,435
SGX MSCI Singapore Index Futures Contracts	SGD	15	02/26/15	846,959	843,140	(3,819)
WTI Crude Oil Futures Contracts	USD	63	11/19/15	5,858,708	3,577,770	(2,280,938)
WTI Crude Oil Futures Contracts	USD	73	02/19/15	5,518,920	3,521,520	(1,997,400)
						$(1,087,287)

See Accompanying Notes to the Consolidated Schedules of Investments.

36

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Futures Contracts Short

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
BMF Ibovespa Futures Contracts	BRL	287	02/18/15	$5,132,006	$5,040,483	$91,523
CBOT Corn Futures Contracts	USD	110	03/13/15	2,151,787	2,035,000	116,787
CBOT Soybean Futures Contract	USD	1	03/13/15	49,176	48,050	1,126
CBOT Soybean Oil Futures Contracts	USD	90	03/13/15	1,692,107	1,620,000	72,107
CBOT U.S. Long Bond Futures Contracts	USD	4	03/20/15	575,303	605,125	(29,822)
CBOT Wheat Futures Contract	USD	1	03/13/15	25,433	25,137	296
CME Australian Dollar Futures Contracts	USD	24	03/16/15	1,965,214	1,862,880	102,334
CME British Pound Futures Contracts	USD	30	03/16/15	2,904,065	2,822,437	81,628
CME Canadian Dollar Futures Contracts	USD	41	03/17/15	3,493,953	3,231,210	262,743
CME Euro FX Currency Futures Contracts	USD	23	03/16/15	3,521,188	3,247,600	273,588
CME Japanese Yen Futures Contracts	USD	21	03/16/15	2,216,379	2,234,925	(18,546)
CME New Zealand Futures Contracts	USD	10	03/16/15	761,432	724,300	37,132
CME Ultra Long Term U.S. Treasury Bond Future Contracts	USD	42	03/20/15	6,899,066	7,515,375	(616,309)
E-Mini S&P 500 Futures Contracts	USD	42	03/20/15	4,187,606	4,175,640	11,966
Eurex 10 Year Euro BUND Futures Contracts	EUR	51	03/06/15	9,160,545	9,185,646	(25,101)
EUX Euro-BTP Italian Government Bond Futures Contracts	EUR	4	03/06/15	622,556	624,619	(2,063)
EUX Euro-OAT Futures Contracts	EUR	21	03/06/15	3,443,289	3,558,313	(115,024)
FTSE/JSE Top 40 Index Futures Contracts	ZAR	161	03/19/15	5,914,110	6,251,971	(337,861)
FTX Taiwan Stock Exchange Index Futures Contracts	TWD	116	02/24/15	6,966,642	6,918,736	47,906
HKG Hang Seng Index Futures Contracts	HKD	65	02/26/15	5,123,676	4,933,504	190,172
ICE Brent Crude Oil Futures Contracts	USD	63	11/13/15	6,527,233	3,856,860	2,670,373
ICE Brent Crude Oil Futures Contracts	USD	39	02/12/15	1,988,657	2,066,610	(77,953)
ICE Coffee ‘C’ Futures Contracts	USD	17	03/19/15	1,086,408	1,032,112	54,296
ICE Low Sulphur Gas Oil Futures Contracts	USD	24	03/12/15	1,142,340	1,144,800	(2,460)
ICE Sugar #11 (World Markets) Futures Contracts	USD	207	02/27/15	3,483,817	3,428,914	54,903
KFE KOSPI 200 Futures Contracts	KRW	60	03/12/15	6,594,396	6,891,002	(296,606)
MSE 10 Year Canadian Bond Futures Contracts	CAD	89	03/20/15	9,612,429	10,203,447	(591,018)
NYM Gasoline RBOB Futures Contracts	USD	58	02/27/15	4,083,847	3,602,357	481,490
NYM NY Harbor ULSD Futures Contract	USD	1	02/27/15	99,806	71,434	28,372
OSE 10 Year JGB Futures Contract	JPY	1	03/11/15	1,263,434	1,261,432	2,002
SGX CNX Nifty Index Futures Contracts	USD	363	02/26/15	6,485,220	6,446,154	39,066
WTI Crude Oil Futures Contracts	USD	38	02/20/15	1,846,674	1,833,120	13,554
						$2,520,601

Cash collateral in the amount of $14,203,998 was pledged to cover margin requirements for open futures contracts as of January 31, 2015.

See Accompanying Notes to the Consolidated Schedules of Investments.

37

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Long Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value

Bank of America Corp.	Bloomberg Natural Gas Subindex	05/4/2015	USD	810,000	$(34,518)
Bank of America Corp.	Bloomberg Platinum Subindex	05/4/2015	USD	2,515,000	54,697
Bank of America Corp.	Federative Republic of Brazil	02/6/2015	USD	1,974,228	(13,484)
JPMorgan Chase Bank	Inmarsat plc	09/8/2015	GBP	32,337	66,114
Bank of America Corp.	Merrill Lynch Commodity index eXtra (Palladium) Excess Return	05/4/2015	USD	2,060,000	(63,289)
					$9,520
Short Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value

Bank of America Corp.	Bloomberg Corn Subindex	05/4/2015	USD	900,000	$63,015
Bank of America Corp.	Bloomberg Natural Gas Subindex 3 Month Forward	05/4/2015	USD	2,170,000	175,734
Bank of America Corp.	Bloomberg Soybeans Subindex	05/4/2015	USD	1,205,493	15,609
Bank of America Corp.	Bloomberg Wheat Subindex	05/4/2015	USD	730,000	100,036
					$354,394

Currency Swap Contrats

	Notional Amount
Counterparty	Currency	Pay Contracts	Currency	Receive Contracts	Termination Date	Pay Rate	Receive Rate	Market Value
Bank of America Corp.	TRY	8,448,450	USD	3,775,000	11/07/2019	8.60%	3 Month London Interbank Offered Rate	$82,844

See Accompanying Notes to the Consolidated Schedules of Investments.

38

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Credit Default Swap Contracts on Corporate Bonds - Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid By AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
Morgan Stanley	Anglo American plc	1.00%	EUR	700,000	$38,624	03/20/2020	$44,592
Morgan Stanley	ArcelorMittal	1.00%	EUR	1,500,000	187,663	03/20/2020	190,843
Morgan Stanley	Banco Bilbao Vizcaya Argentaria S.A.	1.00%	EUR	3,500,000	(32,409)	03/20/2020	(23,318)
Morgan Stanley	Canadian Natural Resources Ltd.	1.00%	USD	2,500,000	(18,275)	12/20/2019	114,311
Morgan Stanley	Glencore Finance Europe S.A.	1.00%	EUR	4,000,000	87,673	12/20/2019	244,772
Morgan Stanley	Intesa Sanpaolo S.p.A.	1.00%	EUR	3,500,000	(4,106)	03/20/2020	(19,155)
Morgan Stanley	NXP B.V.	5.00%	EUR	3,500,000	(733,994)	03/20/2020	(739,277)
JPMorgan Chase Bank	ArcelorMittal	1.00%	EUR	1,480,000	183,183	12/20/2019	171,006
JPMorgan Chase Bank	Boston Scientific Corp.	1.00%	USD	1,300,000	(19,640)	03/20/2020	(26,308)
JPMorgan Chase Bank	Freeport-McMoRan Corp.	1.00%	USD	1,000,000	66,179	03/20/2020	(35,461)
JPMorgan Chase Bank	Freescale Semiconductor, Inc.	5.00%	USD	3,000,000	(309,949)	03/20/2020	(377,161)
JPMorgan Chase Bank	Kohl’s Corp.	1.00%	USD	1,008,000	12,375	12/20/2019	(1,547)
JPMorgan Chase Bank	OTE plc	5.00%	EUR	2,000,000	(16,434)	03/20/2017	18,666
JPMorgan Chase Bank	PulteGroup, Inc.	5.00%	USD	433,000	(72,961)	03/20/2020	(75,412)
JPMorgan Chase Bank	Staples, Inc.	1.00%	USD	3,000,000	111,102	03/20/2020	108,513
JPMorgan Chase Bank	Valero Energy Corp.	1.00%	USD	1,843,000	33,325	12/20/2019	9,287
JPMorgan Chase Bank	Weatherford International Ltd.	1.00%	USD	1,206,000	211,205	03/20/2020	211,053
Goldman Sachs Capital	Canadian Natural Resources Ltd.	1.00%	USD	1,300,000	76,896	03/20/2020	69,231
Goldman Sachs Capital	Rallye S.A.	5.00%	EUR	2,000,000	(267,807)	03/20/2020	(264,466)
Goldman Sachs Capital	Rallye S.A.	5.00%	EUR	3,000,000	(482,174)	09/20/2019	(397,499)
Goldman Sachs Capital	United States Steel Corp.	5.00%	USD	3,500,000	56,596	03/20/2020	65,701
Barclays plc	Anglo American plc	1.00%	EUR	4,300,000	232,715	03/20/2020	273,920
					$(660,213)		$(437,709)

Credit Default Swap Contracts on Corporate/Government Bonds - Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received By AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
Morgan Stanley	AK Steel Corp.	5.00%	USD	3,000,000	$(219,838)	03/20/2020	$(475,662)	9.40%
Morgan Stanley	Ardagh Packaging Finance plc	5.00%	EUR	1,000,000	66,227	03/20/2019	70,024	3.53%
JPMorgan Chase Bank	Alcatel-Lucent	5.00%	EUR	2,227,000	240,680	06/20/2019	316,262	2.14%
JPMorgan Chase Bank	Boyd Gaming Corp.	5.00%	USD	1,838,000	43,900	03/20/2018	171,712	2.11%
JPMorgan Chase Bank	INEOS Group Holdings S.A.	5.00%	EUR	929,000	63,655	06/20/2019	900	5.12%
JPMorgan Chase Bank	International Lease Finance Corp.	5.00%	USD	664,000	88,466	09/20/2019	87,142	2.05%

See Accompanying Notes to the Consolidated Schedules of Investments.

39

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Credit Default Swap Contracts on Corporate/Government Bonds - Sell Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Received By AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
JPMorgan Chase Bank	K. Hovnanian Enterprises, Inc.	5.00%	USD	1,270,000	$(45,622)	12/20/2019	$(77,710)	6.60%
JPMorgan Chase Bank	New Look Bondco I plc	5.00%	EUR	1,076,000	124,513	06/20/2019	155,976	2.08%
JPMorgan Chase Bank	Transocean, Inc.	1.00%	USD	506,000	(17,813)	09/20/2019	(122,587)	7.82%
JPMorgan Chase Bank	TRW Automotive, Inc.	1.00%	USD	2,022,000	(5,821)	09/20/2019	32,450	0.67%
JPMorgan Chase Bank	Wind Acquisition Finance S.A.	5.00%	EUR	1,192,000	133,581	03/20/2019	83,587	3.52%
JPMorgan Chase Bank	Wind Acquisition Finance S.A.	5.00%	EUR	1,332,000	154,190	06/20/2019	84,387	3.74%
Goldman Sachs Capital	AK Steel Corp.	5.00%	USD	500,000	(69,297)	03/20/2020	(79,277)	9.40%
Goldman Sachs Capital	AK Steel Corp.	1.00%	USD	500,000	(39,109)	03/20/2020	(156,064)	9.40%
Goldman Sachs Capital	Ardagh Packaging Finance plc	5.00%	EUR	1,000,000	74,787	03/20/2019	70,024	3.53%
Barclays plc	Republic of Colombia	1.00%	USD	1,220,000	(27,855)	12/20/2019	(33,036)	1.61%
					$564,644		$128,128

Credit Default Swap Contracts on Credit Indices - Sell Protection

Counterparty	Reference Obligation	Fixed Annual Rate Received By AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread

Morgan Stanley	CMBX North America Index Series 7	0.50%	USD	15,000,000	$(391,895)	01/17/2047	$(514,841)	0.94%
Morgan Stanley	CMBX North America Index Series 7	2.00%	USD	2,000,000	42,816	01/17/2047	(3,791)	2.03%
JPMorgan Chase Bank	CMBX North America Index Series 6	0.50%	USD	5,000,000	(95,829)	05/11/2063	(117,980)	0.84%
JPMorgan Chase Bank	CMBX North America Index Series 7	0.50%	USD	20,000,000	(782,821)	01/17/2047	(686,455)	0.94%
Barclays plc	CDX Emerging Markets Index 19-V2	5.00%	USD	1,500,000	82,946	06/20/2018	20,863	4.70%
Barclays plc	CMBX North America Index Series 6	2.00%	USD	600,000	5,140	05/11/2063	3,943	1.91%
					$(1,139,643)		$(1,298,261)

Centrally Cleared Credit Default Swap Contracts on Credit Indices - Buy Protection

Counterparty	Reference Obligation	Fixed Annual Rate Received By AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value

Morgan Stanley	iTraxx Europe Crossover Index Series 21-V1	5.00%	EUR	5,600,000	$(702,643)	06/20/2019	$(810,012)

See Accompanying Notes to the Consolidated Schedules of Investments.

40

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Centrally Cleared Credit Default Swap Contracts on Credit Indices - Sell Protection

Counterparty	Reference Obligation	Fixed Annual Rate Received By AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
JPMorgan Chase Bank	CDX North America High Yield Index 20-V2	5.00%	USD	5,000,000	$145,890	06/20/2018	$354,183	2.90%
JPMorgan Chase Bank	CDX North America High Yield Index 21-V2	5.00%	USD	5,000,000	276,803	12/20/2018	345,558	3.18%
JPMorgan Chase Bank	CDX North America High Yield Index 23-V1	5.00%	USD	6,200,000	373,993	12/20/2019	381,872	3.68%
JPMorgan Chase Bank	CDX North America Investment Grade Index 21-V1	1.00%	USD	10,000,000	118,207	12/20/2018	187,725	0.54%
JPMorgan Chase Bank	CDX North America Investment Grade Index 23-V1	1.00%	USD	49,425,000	777,645	12/20/2019	755,557	0.70%
JPMorgan Chase Bank	iTraxx Europe Crossover Index Series 19-V1	5.00%	EUR	4,000,000	68,413	06/20/2018	544,963	1.43%
JPMorgan Chase Bank	iTraxx Europe Crossover Index Series 20-V1	5.00%	EUR	5,000,000	411,727	12/20/2018	739,064	1.64%
JPMorgan Chase Bank	iTraxx Europe Crossover Index Series 21-V1	5.00%	EUR	12,600,000	1,657,974	06/20/2019	1,822,527	2.02%
JPMorgan Chase Bank	iTraxx Europe Index Series 20-V1	1.00%	EUR	10,000,000	113,814	12/20/2018	253,912	0.45%
					$3,944,466		$5,385,361

Inflation Linked Swap Contracts

	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Currency	Notional Amount	Termination Date	Premium	Market Value
Bank of America Corp.	1 Month United Kingdom Retail Price Index	3.38%	GBP	1,410,000	12/10/2029	$–	$183,945
Bank of America Corp.	1 Month United Kingdom Retail Price Index	3.57%	GBP	1,100,000	12/09/2039	–	275,327
Bank of America Corp.	3.15%	1 Month United Kingdom Retail Price Index	GBP	1,410,000	12/09/2024	–	(114,097)
Bank of America Corp.	3.57%	1 Month United Kingdom Retail Price Index	GBP	1,100,000	12/09/2044	–	(353,604)
						$–	$(8,429)

See Accompanying Notes to the Consolidated Schedules of Investments.

41

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Interest Rate Swap Contracts

Counterparty	Payments Made by the Fund	Payments Received by AASF	Currency	Notional Amount	Termination Date	Market Value
Morgan Stanley	1 Day Certificate of Interbank Deposits	11.61%	BRL	3,410,000	01/04/2021	$(3,513)
Bank of America Corp.	1 Day Certificate of Interbank Deposits	11.83%	BRL	8,443,674	01/02/2018	7,289
Bank of America Corp.	1 Day Certificate of Interbank Deposits	11.99%	BRL	7,780,625	01/02/2018	(8,941)
Bank of America Corp.	1 Day Certificate of Interbank Deposits	12.29%	BRL	3,975,561	01/02/2023	89,596
Morgan Stanley	1 Day Certificate of Interbank Deposits	12.99%	BRL	33,996,408	01/04/2016	43,301
JPMorgan Chase Bank	12.29%	1 Day Certificate of Interbank Deposits	BRL	5,166,090	01/02/2017	2,542
Bank of America Corp.	4.34%	1 Day Indicador Bancario de Referencia	COP	1,221,180,000	12/11/2016	(1,304)
Bank of America Corp.	4.85%	1 Day Indicador Bancario de Referencia	COP	1,092,820,000	12/04/2019	(2,818)
JPMorgan Chase Bank	4.88%	1 Day Indicador Bancario de Referencia	COP	2,080,350,000	12/04/2019	(6,528)
Bank of America Corp.	6.02%	1 Day Indicador Bancario de Referencia	COP	1,936,080,000	11/18/2024	(17,311)
Barclays plc	2.12%	3 Month Korean Securities Dealer Association 91 day Certificate of Deposit Rate	KRW	1,660,000,000	12/02/2019	(11,045)
Morgan Stanley	2.44%	3 Month Korean Securities Dealer Association 91 day Certificate of Deposit Rate	KRW	7,000,000,000	11/06/2024	(195,784)
Morgan Stanley	3.89%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	18,000,000	11/05/2019	(28,212)
Barclays plc	4.18%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	5,280,000	12/12/2019	(27,169)
Morgan Stanley	6 Month Thai Baht Interest Rate Fixing	1.78%	THB	125,380,000	12/03/2016	(9,617)
JPMorgan Chase Bank	6 Month Thai Baht Interest Rate Fixing	1.89%	THB	100,530,000	12/22/2016	(2,390)
Morgan Stanley	6 Month Thai Baht Interest Rate Fixing	1.90%	THB	118,710,000	12/16/2016	(1,364)
Morgan Stanley	6 Month Thai Baht Interest Rate Fixing	2.37%	THB	110,000,000	11/07/2019	34,874
						$(138,394)

See Accompanying Notes to the Consolidated Schedules of Investments.

42

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts

Counterparty	Payments Made by the Fund	Payments Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Termination Date	Market Value
JPMorgan Chase Bank	4.50%	6 Month Bank Bill Swap Reference Rate	AUD	13,370,000	$(515,713)	12/18/2024	$(532,148)
JPMorgan Chase Bank	6 Month Bank Bill Swap Reference Rate	3.50%	AUD	990,000	12,761	03/18/2025	50,973
JPMorgan Chase Bank	6 Month Bank Bill Swap Reference Rate	4.50%	AUD	3,890,000	(633)	09/17/2024	182,260
JPMorgan Chase Bank	3 Month Canadian Bankers’ Acceptance Rate	2.50%	CAD	1,690,000	6,860	03/18/2025	99,417
JPMorgan Chase Bank	3 Month Canadian Bankers’ Acceptance Rate	2.75%	CAD	320,000	623	12/20/2044	4,326
JPMorgan Chase Bank	3 Month Canadian Bankers’ Acceptance Rate	3.75%	CAD	320,000	6,520	12/18/2034	18,866
JPMorgan Chase Bank	3 Month Canadian Bankers’ Acceptance Rate	4.00%	CAD	5,375,000	265,888	12/19/2023	377,475
JPMorgan Chase Bank	1.50%	6 Month London Interbank Offered Rate	CHF	3,360,000	(199,576)	12/18/2024	(187,087)
JPMorgan Chase Bank	0.38%	6 Month Prague Interbank Offered Rate	CZK	30,250,000	–	01/23/2020	1,302
JPMorgan Chase Bank	0.40%	6 Month Prague Interbank Offered Rate	CZK	21,510,000	4	01/30/2020	(16)
JPMorgan Chase Bank	0.41%	6 Month Prague Interbank Offered Rate	CZK	21,320,000	4	01/26/2020	(206)
JPMorgan Chase Bank	1.50%	6 Month Euro Interbank Offered Rate	EUR	1,430,000	(125,826)	03/18/2025	(131,512)
JPMorgan Chase Bank	2.00%	6 Month Euro Interbank Offered Rate	EUR	6,650,000	(147,208)	12/18/2024	(364,448)
JPMorgan Chase Bank	6 Month Euro Interbank Offered Rate	0.32%	EUR	2,860,000	349	01/23/2020	3,112
JPMorgan Chase Bank	6 Month Euro Interbank Offered Rate	1.25%	EUR	90,000	5,299	03/18/2022	5,652
JPMorgan Chase Bank	6 Month Euro Interbank Offered Rate	1.43%	EUR	10,000,000	–	07/11/2024	942,238
JPMorgan Chase Bank	6 Month Euro Interbank Offered Rate	1.50%	EUR	5,650,000	115,770	12/18/2024	149,488
JPMorgan Chase Bank	6 Month Euro Interbank Offered Rate	2.09%	EUR	10,000,000	–	06/27/2023	1,605,871
JPMorgan Chase Bank	6 Month Euro Interbank Offered Rate	2.25%	EUR	1,250,000	78,872	12/18/2034	75,272
JPMorgan Chase Bank	3.00%	6 Month London Interbank Offered Rate	GBP	5,520,000	(688,527)	03/18/2025	(1,220,673)
JPMorgan Chase Bank	3.00%	6 Month London Interbank Offered Rate	GBP	3,480,000	(132,347)	12/20/2044	(417,342)
JPMorgan Chase Bank	3.25%	6 Month London Interbank Offered Rate	GBP	5,950,000	(241,296)	12/18/2034	(933,938)
JPMorgan Chase Bank	3.25%	6 Month London Interbank Offered Rate	GBP	2,570,000	(70,466)	09/17/2024	(279,123)
JPMorgan Chase Bank	3.25%	6 Month London Interbank Offered Rate	GBP	2,405,000	(618,359)	03/18/2045	(1,346,875)
JPMorgan Chase Bank	3.75%	6 Month London Interbank Offered Rate	GBP	8,895,000	(980,448)	12/19/2023	(1,319,721)
JPMorgan Chase Bank	6 Month London Interbank Offered Rate	3.25%	GBP	4,415,000	125,391	12/18/2024	473,663
JPMorgan Chase Bank	6 Month Budapest Interbank Offered Rate	1.83%	HUF	37,600,000	–	01/27/2017	(167)

See Accompanying Notes to the Consolidated Schedules of Investments.

43

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts (Continued)

Counterparty	Payments Made by the Fund	Payments Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Termination Date	Market Value
JPMorgan Chase Bank	6 Month Budapest Interbank Offered Rate	2.03%	HUF	472,000,000	$4	12/03/2016	$3,584
JPMorgan Chase Bank	6 Month Budapest Interbank Offered Rate	2.07%	HUF	385,070,000	3	12/05/2016	4,173
JPMorgan Chase Bank	6 Month Budapest Interbank Offered Rate	2.10%	HUF	271,760,000	2	12/09/2016	3,560
JPMorgan Chase Bank	6 Month Budapest Interbank Offered Rate	2.11%	HUF	623,780,000	6	11/21/2016	8,308
JPMorgan Chase Bank	6 Month Budapest Interbank Offered Rate	2.13%	HUF	132,430,000	1	11/14/2016	1,904
JPMorgan Chase Bank	6 Month Budapest Interbank Offered Rate	2.14%	HUF	125,130,000	1	11/14/2016	1,889
JPMorgan Chase Bank	6 Month Budapest Interbank Offered Rate	2.17%	HUF	1,036,180,000	8	11/06/2016	17,311
JPMorgan Chase Bank	6 Month Budapest Interbank Offered Rate	2.20%	HUF	1,034,260,000	8	11/11/2016	19,977
JPMorgan Chase Bank	6 Month Budapest Interbank Offered Rate	2.71%	HUF	170,000,000	4	01/21/2025	7,443
JPMorgan Chase Bank	6 Month London Interbank Offered Rate	0.50%	JPY	1,288,025,000	(98,933)	03/18/2025	(6,292)
JPMorgan Chase Bank	6 Month London Interbank Offered Rate	1.25%	JPY	2,391,110,000	629,395	12/19/2023	673,877
JPMorgan Chase Bank	6 Month London Interbank Offered Rate	1.50%	JPY	307,925,000	4,374	03/18/2045	129,622
JPMorgan Chase Bank	6 Month London Interbank Offered Rate	2.25%	JPY	235,000,000	56,173	12/20/2044	70,316
JPMorgan Chase Bank	6 Month London Interbank Offered Rate	2.25%	JPY	378,730,000	135,739	12/18/2034	173,219
JPMorgan Chase Bank	1 Month Equilibrium Interbank Interest Rate	4.97%	MXN	61,080,000	3	12/14/2016	26,825
JPMorgan Chase Bank	1 Month Equilibrium Interbank Interest Rate	6.30%	MXN	12,390,000	1	01/21/2022	899
JPMorgan Chase Bank	1 Month Equilibrium Interbank Interest Rate	6.47%	MXN	12,280,000	1	01/17/2022	3,221
JPMorgan Chase Bank	1 Month Equilibrium Interbank Interest Rate	7.26%	MXN	15,710,000	2	12/07/2021	17,830
JPMorgan Chase Bank	1 Month Equilibrium Interbank Interest Rate	7.35%	MXN	194,280,000	(1)	10/29/2021	244,042
JPMorgan Chase Bank	1 Month Equilibrium Interbank Interest Rate	7.37%	MXN	11,330,000	2	11/02/2021	14,471
JPMorgan Chase Bank	1 Month Equilibrium Interbank Interest Rate	7.64%	MXN	11,800,000	–	11/23/2026	32,663
JPMorgan Chase Bank	1 Month Equilibrium Interbank Interest Rate	7.80%	MXN	6,260,000	2	12/02/2026	19,571
JPMorgan Chase Bank	4.62%	1 Month Equilibrium Interbank Interest Rate	MXN	20,230,000	6	11/22/2018	(5,142)
JPMorgan Chase Bank	4.62%	1 Month Equilibrium Interbank Interest Rate	MXN	11,350,000	–	11/27/2018	(2,592)
JPMorgan Chase Bank	5.96%	1 Month Equilibrium Interbank Interest Rate	MXN	3,780,000	2	11/20/2024	(10,752)
JPMorgan Chase Bank	6.32%	1 Month Equilibrium Interbank Interest Rate	MXN	5,220,000	1	01/17/2025	(553)
JPMorgan Chase Bank	6.47%	1 Month Equilibrium Interbank Interest Rate	MXN	5,280,000	1	01/13/2025	(2,631)
JPMorgan Chase Bank	7.20%	1 Month Equilibrium Interbank Interest Rate	MXN	28,900,000	4	11/27/2023	(26,680)
JPMorgan Chase Bank	7.27%	1 Month Equilibrium Interbank Interest Rate	MXN	14,640,000	2	12/06/2023	(14,507)
JPMorgan Chase Bank	7.36%	1 Month Equilibrium Interbank Interest Rate	MXN	6,770,000	2	12/03/2024	(18,810)
JPMorgan Chase Bank	7.44%	1 Month Equilibrium Interbank Interest Rate	MXN	84,530,000	–	10/25/2024	(255,596)

See Accompanying Notes to the Consolidated Schedules of Investments.

44

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts (Continued)

Counterparty	Payments Made by the Fund	Payments Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Termination Date	Market Value
JPMorgan Chase Bank	7.45%	1 Month Equilibrium Interbank Interest Rate	MXN	4,910,000	$1	10/29/2024	$(14,945)
JPMorgan Chase Bank	3.50%	6 Month Norwegian Interbank Offered Rate	NOK	44,625,000	(209,148)	12/18/2024	(350,816)
JPMorgan Chase Bank	6 Month Bank Bill Swap Reference Rate	4.50%	NZD	170,000	3,154	03/18/2025	8,951
JPMorgan Chase Bank	2.06%	6 Month Warsaw Interbank Offer Rate	PLN	1,440,000	3	01/14/2025	(9,652)
JPMorgan Chase Bank	2.07%	6 Month Warsaw Interbank Offer Rate	PLN	3,830,000	8	01/13/2025	(26,353)
JPMorgan Chase Bank	1.50%	3 Month Stockholm Interbank Offered Rate	SEK	9,040,000	(8,393)	03/18/2025	(53,672)
JPMorgan Chase Bank	3.50%	3 Month Stockholm Interbank Offered Rate	SEK	5,335,000	(50,060)	12/19/2023	(67,199)
JPMorgan Chase Bank	1.50%	3 Month London Interbank Offered Rate	USD	2,130,000	(6,749)	03/18/2018	(28,331)
JPMorgan Chase Bank	2.05%	3 Month London Interbank Offered Rate	USD	100,000,000	–	11/14/2017	(565,159)
JPMorgan Chase Bank	2.20%	3 Month London Interbank Offered Rate	USD	13,900,000	(48,503)	08/04/2017	(117,627)
JPMorgan Chase Bank	2.25%	3 Month London Interbank Offered Rate	USD	1,200,000	(27,897)	03/18/2020	(49,334)
JPMorgan Chase Bank	2.50%	3 Month London Interbank Offered Rate	USD	9,500,000	(252,257)	03/18/2022	(605,353)
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	1.16%	USD	100,000,000	–	11/16/2016	274,351
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	1.71%	USD	20,000,000	–	06/26/2018	453,602
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	2.67%	USD	13,000,000	–	07/11/2024	1,041,138
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	3.00%	USD	800,000	62,704	03/18/2025	85,673
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	3.03%	USD	21,000,000	352,486	08/04/2021	1,164,831
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	3.18%	USD	20,000,000	–	03/18/2025	2,477,750
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	3.50%	USD	470,000	74,633	03/18/2045	137,831
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	3.50%	USD	700,000	33,292	12/20/2044	44,506
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	3.75%	USD	3,125,000	210,768	12/18/2034	298,550
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	4.50%	USD	8,360,000	568,546	12/19/2023	1,009,197
JPMorgan Chase Bank	3.25%	3 Month London Interbank Offered Rate	USD	900,000	(86,688)	03/18/2030	(144,661)
JPMorgan Chase Bank	3.41%	3 Month London Interbank Offered Rate	USD	11,400,000	(384,352)	08/04/2026	(1,330,545)
JPMorgan Chase Bank	7.58%	3 Month Johannesburg Interbank Agreed Rate	ZAR	7,540,000	5	01/09/2025	(25,495)
JPMorgan Chase Bank	7.59%	3 Month Johannesburg Interbank Agreed Rate	ZAR	15,800,000	10	01/09/2025	(54,895)
JPMorgan Chase Bank	7.82%	3 Month Johannesburg Interbank Agreed Rate	ZAR	6,370,000	4	01/05/2025	(31,344)
JPMorgan Chase Bank	7.89%	3 Month Johannesburg Interbank Agreed Rate	ZAR	4,740,000	3	12/18/2024	(25,843)
					$(2,143,675)		$1,882,965

See Accompanying Notes to the Consolidated Schedules of Investments.

45

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Forward Foreign Currency Contracts

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
AUD vs. CHF, expiring 3/18/2015	Bank of America Corp.	182,182	145,702	$141,436	$159,034	$(17,598)
AUD vs. CHF, expiring 3/18/2015	Royal Bank of Canada	252,557	202,241	196,071	220,747	(24,676)
AUD vs. CHF, expiring 3/18/2015	Westpac Banking Corp.	236,649	192,407	183,721	210,013	(26,292)
AUD vs. SEK, expiring 3/18/2015	Westpac Banking Corp.	141,975	889,828	110,221	107,584	2,637
AUD vs. USD, expiring 3/18/2015	Bank of America Corp.	1,324,000	1,084,866	1,027,878	1,084,866	(56,988)
AUD vs. USD, expiring 3/18/2015	Barclays plc	691,000	568,745	536,453	568,745	(32,292)
AUD vs. USD, expiring 3/18/2015	Citibank N.A.	6,163,386	5,103,621	4,784,899	5,103,621	(318,722)
AUD vs. USD, expiring 2/27/2015	Deutsche Bank AG	105,783	83,754	82,232	83,754	(1,522)
AUD vs. USD, expiring 3/31/2015	JPMorgan Chase Bank	3,243,205	2,669,320	2,515,413	2,669,320	(153,907)
AUD vs. USD, expiring 3/18/2015	Royal Bank of Canada	2,684,000	2,167,491	2,083,703	2,167,491	(83,788)
AUD vs. USD, expiring 3/18/2015	UBS AG	338,000	273,153	262,404	273,153	(10,749)
AUD vs. USD, expiring 3/18/2015	Westpac Banking Corp.	129,863	108,929	100,818	108,929	(8,111)
BRL vs. USD, expiring 3/3/2015	HSBC Bank plc	1,396,269	533,660	516,577	533,660	(17,083)
BRL vs. USD, expiring 3/3/2015	JPMorgan Chase Bank	728,171	269,023	269,401	269,023	378
BRL vs. USD, expiring 2/9/2015	Royal Bank of Canada	1,398,074	538,000	520,074	538,000	(17,926)
BRL vs. USD, expiring 2/3-2/13/2015	UBS AG	5,009,811	1,937,000	1,864,078	1,937,000	(72,922)
CAD vs. AUD, expiring 3/18/2015	BNP Paribas S.A.	167,078	175,276	131,410	136,074	(4,664)
CAD vs. AUD, expiring 3/18/2015	Westpac Banking Corp.	627,652	662,361	493,661	514,219	(20,558)
CAD vs. CHF, expiring 3/18/2015	JPMorgan Chase Bank	457,000	386,228	359,440	421,568	(62,128)
CAD vs. CHF, expiring 3/18/2015	UBS AG	63,000	51,817	49,551	56,559	(7,008)
CAD vs. JPY, expiring 3/18/2015	HSBC Bank plc	354,791	35,658,979	279,051	303,807	(24,756)
CAD vs. NZD, expiring 3/18/2015	Westpac Banking Corp.	294,169	331,290	231,370	240,011	(8,641)
CAD vs. USD, expiring 3/18/2015	Barclays plc	2,249,350	1,850,000	1,769,161	1,850,000	(80,839)
CAD vs. USD, expiring 3/18/2015	Citibank N.A.	1,585,857	1,339,708	1,247,310	1,339,708	(92,398)
CAD vs. USD, expiring 3/31/2015	JPMorgan Chase Bank	1,630,442	1,401,255	1,282,178	1,401,255	(119,077)
CAD vs. USD, expiring 3/18/2015	RBC Capital Markets LLC	678,264	598,119	533,470	598,119	(64,649)

See Accompanying Notes to the Consolidated Schedules of Investments.

46

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
CAD vs. USD, expiring 2/10-3/18/2015	Royal Bank of Canada	3,928,790	3,284,800	$3,090,304	$3,284,800	$(194,496)
CAD vs. USD, expiring 3/18/2015	UBS AG	907,966	805,363	714,134	805,363	(91,229)
CHF vs. EUR, expiring 3/18/2015	Bank of America Corp.	1,304,596	1,273,000	1,423,968	1,439,030	(15,062)
CHF vs. EUR, expiring 3/18/2015	Citibank N.A.	815,000	810,873	889,573	916,630	(27,057)
CHF vs. EUR, expiring 3/18/2015	Deutsche Bank AG	2,394,159	2,313,000	2,613,227	2,614,672	(1,445)
CHF vs. EUR, expiring 3/18/2015	JPMorgan Chase Bank	870,619	826,540	950,282	934,341	15,941
CHF vs. EUR, expiring 3/18/2015	UBS AG	1,261,358	1,202,280	1,376,774	1,359,087	17,687
CHF vs. JPY, expiring 3/18/2015	Bank of America Corp.	174,329	21,064,173	190,280	179,462	10,818
CHF vs. JPY, expiring 3/18/2015	HSBC Bank plc	127,592	15,658,345	139,267	133,406	5,861
CHF vs. JPY, expiring 3/18/2015	Westpac Banking Corp.	171,860	21,042,538	187,586	179,278	8,308
CHF vs. NOK, expiring 3/18/2015	BNP Paribas S.A.	153,620	1,190,985	167,677	153,971	13,706
CHF vs. NZD, expiring 3/18/2015	Bank of America Corp.	143,332	190,121	156,447	137,738	18,709
CHF vs. NZD, expiring 3/18/2015	Westpac Banking Corp.	185,288	250,051	202,242	181,156	21,086
CHF vs. USD, expiring 3/18/2015	Bank of America Corp.	1,179,061	1,196,000	1,286,946	1,196,000	90,946
CHF vs. USD, expiring 3/18/2015	Barclays plc	1,085,146	1,101,000	1,184,438	1,101,000	83,438
CHF vs. USD, expiring 3/18/2015	BNP Paribas S.A.	110,401	110,000	120,503	110,000	10,503
CHF vs. USD, expiring 3/18/2015	HSBC Bank plc	226,255	258,488	246,957	258,488	(11,531)
CHF vs. USD, expiring 3/18/2015	Royal Bank of Canada	372,967	382,892	407,094	382,892	24,202
CHF vs. USD, expiring 3/18/2015	State Street Bank & Trust	551,973	548,000	602,479	548,000	54,479
CHF vs. USD, expiring 3/18/2015	UBS AG	1,102,438	1,088,000	1,203,312	1,088,000	115,312
CLP vs. USD, expiring 3/31/2015	JPMorgan Chase Bank	587,500,000	946,665	922,099	946,665	(24,566)
CNH vs. USD, expiring 3/18-4/16/2015	Barclays plc	6,912,384	1,098,230	1,091,759	1,098,230	(6,471)
CNH vs. USD, expiring 3/18/2015	HSBC Bank plc	41,017,992	6,530,088	6,489,868	6,530,088	(40,220)
COP vs. USD, expiring 2/13/2015	Bank of America Corp.	655,212,640	272,000	268,254	272,000	(3,746)
EUR vs. AUD, expiring 3/18/2015	Royal Bank of Canada	120,412	170,880	136,117	132,662	3,455
EUR vs. CHF, expiring 3/18/2015	UBS AG	252,758	227,116	285,724	247,897	37,827

See Accompanying Notes to the Consolidated Schedules of Investments.

47

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
EUR vs. GBP, expiring 3/18/2015	Barclays plc	901,539	705,098	$1,019,121	$1,061,711	$(42,590)
EUR vs. GBP, expiring 3/18/2015	BNP Paribas S.A.	2,316,000	1,764,983	2,618,064	2,657,648	(39,584)
EUR vs. GBP, expiring 3/18/2015	HSBC Bank plc	473,000	360,094	534,691	542,217	(7,526)
EUR vs. GBP, expiring 3/18/2015	Royal Bank of Canada	120,875	92,352	136,640	139,060	(2,420)
EUR vs. GBP, expiring 3/18/2015	UBS AG	479,000	358,564	541,473	539,912	1,561
EUR vs. HUF, expiring 3/18/2015	Bank of America Corp.	433,000	136,272,028	489,474	494,864	(5,390)
EUR vs. HUF, expiring 3/18/2015	BNP Paribas S.A.	231,000	73,419,307	261,128	266,618	(5,490)
EUR vs. HUF, expiring 3/18/2015	Deutsche Bank AG	663,698	211,715,314	750,261	768,832	(18,571)
EUR vs. JPY, expiring 3/18/2015	BNP Paribas S.A.	631,990	92,836,706	714,417	790,949	(76,532)
EUR vs. JPY, expiring 3/18/2015	UBS AG	205,000	30,390,081	231,737	258,917	(27,180)
EUR vs. NOK, expiring 3/18/2015	Bank of America Corp.	163,680	1,484,811	185,029	191,957	(6,928)
EUR vs. NOK, expiring 3/18/2015	Barclays plc	231,000	2,121,853	261,129	274,314	(13,185)
EUR vs. NOK, expiring 3/18/2015	Deutsche Bank AG	226,000	2,049,334	255,476	264,938	(9,462)
EUR vs. NOK, expiring 3/18/2015	HSBC Bank plc	97,675	850,055	110,414	109,895	519
EUR vs. NOK, expiring 3/18/2015	HSBC Bank plc	219,000	2,004,113	247,563	259,092	(11,529)
EUR vs. NOK, expiring 3/18/2015	JPMorgan Chase Bank	399,000	3,479,320	451,039	449,807	1,232
EUR vs. NOK, expiring 3/18/2015	JPMorgan Chase Bank	218,000	2,045,211	246,432	264,405	(17,973)
EUR vs. NOK, expiring 3/18/2015	Royal Bank of Canada	131,506	1,200,134	148,658	155,154	(6,496)
EUR vs. NOK, expiring 3/18/2015	UBS AG	618,000	5,481,134	698,602	708,602	(10,000)
EUR vs. PLN, expiring 3/18/2015	Bank of America Corp.	239,000	1,012,010	270,171	272,793	(2,622)
EUR vs. PLN, expiring 3/18/2015	Barclays plc	678,000	2,881,466	766,428	776,717	(10,289)
EUR vs. SEK, expiring 3/18/2015	JPMorgan Chase Bank	572,000	5,332,310	646,603	644,700	1,903
EUR vs. USD, expiring 3/18/2015	Bank of America Corp.	1,780,000	2,156,339	2,012,156	2,156,339	(144,183)
EUR vs. USD, expiring 3/18/2015	Barclays plc	758,000	923,384	856,861	923,384	(66,523)
EUR vs. USD, expiring 3/18/2015	BNP Paribas S.A.	2,149,000	2,648,090	2,429,282	2,648,090	(218,808)
EUR vs. USD, expiring 3/18/2015	Citibank N.A.	2,019,500	2,502,596	2,282,892	2,502,596	(219,704)
EUR vs. USD, expiring 3/18/2015	Deutsche Bank AG	2,250,710	2,676,866	2,544,258	2,676,866	(132,608)
EUR vs. USD, expiring 3/18/2015	Deutsche Bank AG	1,904,000	2,137,946	2,152,328	2,137,946	14,382

See Accompanying Notes to the Consolidated Schedules of Investments.

48

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
EUR vs. USD, expiring 3/18/2015	HSBC Bank plc	430,800	530,614	$486,987	$530,614	$(43,627)
EUR vs. USD, expiring 3/18/2015	JPMorgan Chase Bank	879,000	1,045,746	993,644	1,045,746	(52,102)
EUR vs. USD, expiring 3/11/2015	Merrill Lynch International	2,807,142	3,174,022	3,173,037	3,174,022	(985)
EUR vs. USD, expiring 3/18/2015	Morgan Stanley	962,000	1,077,759	1,087,468	1,077,759	9,709
EUR vs. USD, expiring 3/18/2015	Royal Bank of Canada	200,062	246,978	226,154	246,978	(20,824)
EUR vs. USD, expiring 3/18/2015	State Street Bank & Trust	517,000	592,746	584,430	592,746	(8,316)
EUR vs. USD, expiring 3/11-3/18/2015	UBS AG	2,429,886	2,833,976	2,746,782	2,833,976	(87,194)
EUR vs. USD, expiring 3/11/2015	Westpac Banking Corp.	400,000	453,338	452,138	453,338	(1,200)
GBP vs. AUD, expiring 3/18/2015	Westpac Banking Corp.	82,042	152,139	123,536	118,112	5,424
GBP vs. EUR, expiring 3/18/2015	Bank of America Corp.	708,655	933,000	1,067,068	1,054,686	12,382
GBP vs. EUR, expiring 3/18/2015	Barclays plc	2,080,675	2,666,000	3,133,006	3,013,712	119,294
GBP vs. EUR, expiring 3/18/2015	BNP Paribas S.A.	1,333,954	1,695,000	2,008,620	1,916,070	92,550
GBP vs. EUR, expiring 3/18/2015	Citibank N.A.	719,888	954,000	1,083,982	1,078,425	5,557
GBP vs. JPY, expiring 3/18/2015	BNP Paribas S.A.	93,624	16,897,605	140,976	143,964	(2,988)
GBP vs. JPY, expiring 3/18/2015	Westpac Banking Corp.	120,847	22,556,021	181,966	192,172	(10,206)
GBP vs. NOK, expiring 3/18/2015	Bank of America Corp.	186,011	2,175,233	280,089	281,215	(1,126)
GBP vs. NOK, expiring 3/18/2015	Westpac Banking Corp.	148,569	1,665,596	223,711	215,329	8,382
GBP vs. NZD, expiring 3/18/2015	HSBC Bank plc	106,000	213,173	159,611	154,439	5,172
GBP vs. NZD, expiring 3/18/2015	Westpac Banking Corp.	79,503	154,132	119,712	111,664	8,048
GBP vs. USD, expiring 3/18/2015	Credit Suisse International	208,000	325,510	313,199	325,510	(12,311)
GBP vs. USD, expiring 2/25/2015	Deutsche Bank AG	746,604	1,129,203	1,124,381	1,129,203	(4,822)
GBP vs. USD, expiring 2/25-3/18/2015	State Street Bank & Trust	1,408,092	2,146,571	2,120,517	2,146,571	(26,054)
HUF vs. USD, expiring 3/18/2015	Barclays plc	119,934,800	487,005	435,536	487,005	(51,469)
HUF vs. USD, expiring 3/18/2015	BNP Paribas S.A.	129,294,022	524,498	469,524	524,498	(54,974)
HUF vs. USD, expiring 3/18/2015	Deutsche Bank AG	119,680,924	482,565	434,615	482,565	(47,950)
HUF vs. USD, expiring 3/18/2015	Morgan Stanley	34,341,300	138,000	124,708	138,000	(13,292)

See Accompanying Notes to the Consolidated Schedules of Investments.

49

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
INR vs. USD, expiring 2/20/2015	Barclays plc	33,680,210	545,000	$541,946	$545,000	$(3,054)
INR vs. USD, expiring 2/12/2015	Deutsche Bank AG	51,391,680	816,000	828,213	816,000	12,213
INR vs. USD, expiring 2/12/2015	HSBC Bank plc	76,714,447	1,202,327	1,236,307	1,202,327	33,980
INR vs. USD, expiring 2/27/2015	Morgan Stanley	39,987,639	646,369	642,572	646,369	(3,797)
INR vs. USD, expiring 2/27/2015	UBS AG	40,220,070	647,562	646,308	647,562	(1,254)
JPY vs. AUD, expiring 3/18/2015	Westpac Banking Corp.	40,248,327	417,113	342,907	323,823	19,084
JPY vs. CAD, expiring 3/18/2015	Bank of America Corp.	17,347,496	167,179	147,797	131,490	16,307
JPY vs. CAD, expiring 3/18/2015	Royal Bank of Canada	37,545,729	361,916	319,881	284,654	35,227
JPY vs. EUR, expiring 3/18/2015	Bank of America Corp.	12,969,315	88,331	110,496	99,851	10,645
JPY vs. EUR, expiring 3/18/2015	State Street Bank & Trust	122,093,373	821,000	1,040,209	928,078	112,131
JPY vs. NOK, expiring 3/18/2015	HSBC Bank plc	11,439,365	755,792	97,461	97,709	(248)
JPY vs. USD, expiring 3/18/2015	Bank of America Corp.	156,824,719	1,327,000	1,336,113	1,327,000	9,113
JPY vs. USD, expiring 3/18/2015	Bank of America Corp.	126,628,418	1,079,000	1,078,847	1,079,000	(153)
JPY vs. USD, expiring 3/18/2015	Barclays plc	125,380,998	1,060,000	1,068,219	1,060,000	8,219
JPY vs. USD, expiring 3/18/2015	BNP Paribas S.A.	199,546,977	1,687,000	1,700,097	1,687,000	13,097
JPY vs. USD, expiring 3/18/2015	BNP Paribas S.A.	63,819,088	544,000	543,725	544,000	(275)
JPY vs. USD, expiring 3/18/2015	Citibank N.A.	189,866,475	1,618,000	1,617,621	1,618,000	(379)
JPY vs. USD, expiring 3/18/2015	Citibank N.A.	154,146,923	1,308,128	1,313,298	1,308,128	5,170
JPY vs. USD, expiring 3/18/2015	Deutsche Bank AG	60,110,233	502,000	512,126	502,000	10,126
JPY vs. USD, expiring 3/6-3/18/2015	JPMorgan Chase Bank	219,535,829	1,855,445	1,870,311	1,855,445	14,866
JPY vs. USD, expiring 3/18/2015	JPMorgan Chase Bank	189,676,580	1,630,000	1,616,003	1,630,000	(13,997)
JPY vs. USD, expiring 3/18/2015	Morgan Stanley	58,408,020	495,000	497,624	495,000	2,624
JPY vs. USD, expiring 3/18/2015	Royal Bank of Canada	64,530,368	544,000	549,785	544,000	5,785
JPY vs. USD, expiring 3/18/2015	State Street Bank & Trust	159,302,071	1,352,269	1,357,219	1,352,269	4,950
KRW vs. USD, expiring 3/31/2015	JPMorgan Chase Bank	1,152,500,000	1,034,699	1,051,573	1,034,699	16,874
MXN vs. USD, expiring 3/18/2015	Deutsche Bank AG	36,483,115	2,461,000	2,427,176	2,461,000	(33,824)
MXN vs. USD, expiring 3/31/2015	JPMorgan Chase Bank	26,848,327	1,895,900	1,784,651	1,895,900	(111,249)

See Accompanying Notes to the Consolidated Schedules of Investments.

50

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
MXN vs. USD, expiring 3/18/2015	Morgan Stanley	8,040,064	539,000	$534,895	$539,000	$(4,105)
MXN vs. USD, expiring 3/10-3/18/2015	Royal Bank of Canada	11,425,988	794,609	760,329	794,609	(34,280)
MYR vs. USD, expiring 2/9/2015	Barclays plc	1,938,554	538,000	534,051	538,000	(3,949)
MYR vs. USD, expiring 2/9/2015	Westpac Banking Corp.	1,943,339	545,000	535,369	545,000	(9,631)
NOK vs. CHF, expiring 3/18/2015	Bank of America Corp.	1,230,037	171,637	159,019	187,342	(28,323)
NOK vs. EUR, expiring 3/18/2015	Bank of America Corp.	1,083,044	122,242	140,016	138,186	1,830
NOK vs. EUR, expiring 3/18/2015	Barclays plc	2,079,741	217,000	268,869	245,302	23,567
NOK vs. EUR, expiring 3/18/2015	Citibank N.A.	1,800,981	203,000	232,831	229,476	3,355
NOK vs. EUR, expiring 3/18/2015	Deutsche Bank AG	8,164,874	870,000	1,055,556	983,469	72,087
NOK vs. EUR, expiring 3/18/2015	JPMorgan Chase Bank	1,812,660	200,000	234,341	226,085	8,256
NOK vs. EUR, expiring 3/18/2015	Royal Bank of Canada	749,254	87,775	96,864	99,223	(2,359)
NOK vs. GBP, expiring 3/18/2015	Bank of America Corp.	2,204,447	201,837	284,991	303,919	(18,928)
NOK vs. GBP, expiring 3/18/2015	Royal Bank of Canada	1,568,560	139,947	202,784	210,728	(7,944)
NOK vs. USD, expiring 3/18/2015	HSBC Bank plc	5,271,431	696,533	681,492	696,533	(15,041)
NOK vs. USD, expiring 3/18-3/31/2015	JPMorgan Chase Bank	16,706,257	2,404,882	2,159,503	2,404,882	(245,379)
NZD vs. AUD, expiring 3/18/2015	Westpac Banking Corp.	183,524	171,000	132,959	132,755	204
NZD vs. EUR, expiring 3/18/2015	Royal Bank of Canada	234,407	144,388	169,822	163,220	6,602
NZD vs. EUR, expiring 3/18/2015	Westpac Banking Corp.	200,975	130,000	145,601	146,955	(1,354)
NZD vs. GBP, expiring 3/18/2015	Westpac Banking Corp.	193,313	95,190	140,050	143,334	(3,284)
NZD vs. JPY, expiring 3/18/2015	Westpac Banking Corp.	153,000	13,942,125	110,845	118,784	(7,939)
NZD vs. SEK, expiring 3/18/2015	Bank of America Corp.	361,442	2,073,071	261,855	250,643	11,212
NZD vs. SEK, expiring 3/18/2015	Westpac Banking Corp.	174,325	1,043,369	126,294	126,148	146
NZD vs. USD, expiring 3/18/2015	Bank of America Corp.	1,049,000	817,026	759,975	817,026	(57,051)
NZD vs. USD, expiring 3/18/2015	Barclays plc	690,000	540,476	499,888	540,476	(40,588)
NZD vs. USD, expiring 3/18/2015	Citibank N.A.	704,000	541,651	510,031	541,651	(31,620)
NZD vs. USD, expiring 3/18/2015	Credit Suisse International	718,000	536,238	520,173	536,238	(16,065)

See Accompanying Notes to the Consolidated Schedules of Investments.

51

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
NZD vs. USD, expiring 3/31/2015	JPMorgan Chase Bank	1,946,873	1,484,977	$1,408,398	$1,484,977	$(76,579)
NZD vs. USD, expiring 2/27/2015	Royal Bank of Canada	144,000	107,251	104,533	107,251	(2,718)
NZD vs. USD, expiring 3/18/2015	UBS AG	434,000	335,719	314,422	335,719	(21,297)
NZD vs. USD, expiring 3/18/2015	Westpac Banking Corp.	2,621,000	2,009,324	1,898,850	2,009,324	(110,474)
PHP vs. USD, expiring 2/12/2015	Deutsche Bank AG	23,759,039	539,000	538,621	539,000	(379)
PLN vs. EUR, expiring 3/18/2015	Barclays plc	1,002,950	235,000	270,351	265,650	4,701
PLN vs. EUR, expiring 3/18/2015	Citibank N.A.	1,008,625	235,000	271,881	265,650	6,231
PLN vs. EUR, expiring 3/18/2015	Deutsche Bank AG	1,698,148	406,000	457,746	458,952	(1,206)
PLN vs. USD, expiring 3/18/2015	Deutsche Bank AG	1,661,050	495,000	447,746	495,000	(47,254)
PLN vs. USD, expiring 3/31/2015	JPMorgan Chase Bank	3,365,000	994,444	906,618	994,444	(87,826)
SEK vs. AUD, expiring 3/18/2015	Bank of America Corp.	1,472,303	230,159	178,008	178,682	(674)
SEK vs. EUR, expiring 3/18/2015	JPMorgan Chase Bank	8,699,152	920,000	1,051,766	1,039,991	11,775
SEK vs. JPY, expiring 3/18/2015	Bank of America Corp.	868,034	13,002,467	104,949	110,778	(5,829)
SEK vs. JPY, expiring 3/18/2015	BNP Paribas S.A.	989,240	15,751,173	119,604	134,197	(14,593)
SEK vs. JPY, expiring 3/18/2015	HSBC Bank plc	2,979,151	45,745,224	360,192	389,739	(29,547)
SEK vs. JPY, expiring 3/18/2015	Royal Bank of Canada	965,504	13,869,609	116,734	118,166	(1,432)
SEK vs. JPY, expiring 3/18/2015	State Street Bank & Trust	875,853	12,913,751	105,894	110,022	(4,128)
SEK vs. JPY, expiring 3/18/2015	Westpac Banking Corp.	1,293,613	20,565,855	156,404	175,217	(18,813)
SEK vs. NZD, expiring 3/18/2015	Westpac Banking Corp.	1,609,712	270,940	194,621	196,290	(1,669)
SEK vs. USD, expiring 3/18/2015	BNP Paribas S.A.	1,194,985	152,117	144,479	152,117	(7,638)
SGD vs. USD, expiring 3/18/2015	Barclays plc	729,903	540,169	539,100	540,169	(1,069)
TRY vs. USD, expiring 3/10/2015	Bank of America Corp.	3,025,000	1,253,522	1,227,616	1,253,522	(25,906)
TRY vs. USD, expiring 3/18/2015	Citibank N.A.	1,234,149	542,817	500,022	542,817	(42,795)
TRY vs. USD, expiring 3/18/2015	Deutsche Bank AG	1,298,319	541,500	526,020	541,500	(15,480)
TRY vs. USD, expiring 3/18/2015	HSBC Bank plc	2,517,418	1,082,000	1,019,945	1,082,000	(62,055)
TRY vs. USD, expiring 3/10-3/31/2015	JPMorgan Chase Bank	10,296,129	4,434,329	4,172,952	4,434,329	(261,377)
TRY vs. USD, expiring 3/18/2015	Merrill Lynch International	1,576,241	690,531	638,622	690,531	(51,909)

See Accompanying Notes to the Consolidated Schedules of Investments.

52

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
TRY vs. USD, expiring 3/18/2015	Morgan Stanley	4,957,621	2,148,732	$2,008,606	$2,148,732	$(140,126)
TRY vs. USD, expiring 3/18/2015	Royal Bank of Canada	1,119,747	489,614	453,671	489,614	(35,943)
TRY vs. USD, expiring 3/18/2015	UBS AG	1,146,629	504,479	464,563	504,479	(39,916)
TWD vs. USD, expiring 3/31/2015	JPMorgan Chase Bank	29,850,000	970,732	947,346	970,732	(23,386)
USD vs. AUD, expiring 3/18/2015	Bank of America Corp.	1,534,948	1,893,000	1,534,948	1,469,617	65,331
USD vs. AUD, expiring 3/18/2015	Barclays plc	969,177	1,135,000	969,177	881,149	88,028
USD vs. AUD, expiring 3/18/2015	BNP Paribas S.A.	230,036	284,142	230,036	220,592	9,444
USD vs. AUD, expiring 3/18/2015	Deutsche Bank AG	2,257,171	2,774,000	2,257,171	2,153,574	103,597
USD vs. AUD, expiring 3/18/2015	Westpac Banking Corp.	3,128,844	3,832,422	3,128,844	2,975,272	153,572
USD vs. BRL, expiring 2/13-4/17/2015	HSBC Bank plc	2,136,097	5,748,950	2,136,097	2,099,984	36,113
USD vs. BRL, expiring 2/3-3/3/2015	Morgan Stanley	589,680	1,564,396	589,680	579,147	10,533
USD vs. BRL, expiring 2/9/2015	Morgan Stanley	274,000	746,513	274,000	277,698	(3,698)
USD vs. BRL, expiring 2/9/2015	Royal Bank of Canada	550,000	1,504,992	550,000	559,847	(9,847)
USD vs. BRL, expiring 2/3-2/13/2015	Royal Bank of Canada	747,946	1,988,510	747,946	739,696	8,250
USD vs. BRL, expiring 2/13/2015	UBS AG	277,026	730,572	277,026	271,485	5,541
USD vs. CAD, expiring 3/18/2015	Citibank N.A.	992,000	1,135,354	992,000	892,980	99,020
USD vs. CAD, expiring 2/10-3/18/2015	Deutsche Bank AG	1,574,407	1,886,242	1,574,407	1,483,780	90,627
USD vs. CAD, expiring 3/18/2015	HSBC Bank plc	251,000	287,591	251,000	226,196	24,804
USD vs. CAD, expiring 3/18/2015	JPMorgan Chase Bank	400,193	457,000	400,193	359,440	40,753
USD vs. CAD, expiring 3/18/2015	Royal Bank of Canada	3,510,483	4,134,471	3,510,483	3,251,847	258,636
USD vs. CAD, expiring 3/18/2015	State Street Bank & Trust	992,000	1,133,261	992,000	891,333	100,667
USD vs. CAD, expiring 3/18/2015	UBS AG	991,000	1,128,630	991,000	887,691	103,309
USD vs. CHF, expiring 3/18/2015	Bank of America Corp.	1,567,000	1,536,229	1,567,000	1,676,796	(109,796)
USD vs. CHF, expiring 3/18/2015	BNP Paribas S.A.	1,847,210	1,785,420	1,847,210	1,948,789	(101,579)
USD vs. CHF, expiring 3/18/2015	Citibank N.A.	1,863,600	1,819,246	1,863,600	1,985,710	(122,110)

See Accompanying Notes to the Consolidated Schedules of Investments.

53

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
USD vs. CHF, expiring 3/18-3/31/2015	JPMorgan Chase Bank	5,963,342	5,783,893	$5,963,342	$6,316,046	$(352,704)
USD vs. CHF, expiring 2/10/2015	JPMorgan Chase Bank	129,025	113,000	129,025	123,114	5,911
USD vs. CHF, expiring 3/18/2015	Morgan Stanley	737,413	711,242	737,413	776,322	(38,909)
USD vs. CHF, expiring 3/18/2015	State Street Bank & Trust	1,472,936	1,422,856	1,472,936	1,553,049	(80,113)
USD vs. CHF, expiring 3/18/2015	UBS AG	2,065,636	2,001,798	2,065,636	2,184,964	(119,328)
USD vs. CNH, expiring 3/18-4/16/2015	Barclays plc	2,268,443	14,176,477	2,268,443	2,241,084	27,359
USD vs. CNH, expiring 3/18/2015	Deutsche Bank AG	1,348,098	8,365,769	1,348,098	1,323,632	24,466
USD vs. CNH, expiring 3/18/2015	HSBC Bank plc	3,325,039	20,683,571	3,325,039	3,272,555	52,484
USD vs. CNH, expiring 3/18/2015	State Street Bank & Trust	825,837	5,129,025	825,837	811,515	14,322
USD vs. CNH, expiring 3/18/2015	UBS AG	1,738,020	10,801,831	1,738,020	1,709,066	28,954
USD vs. COP, expiring 2/13/2015	Credit Suisse International	269,000	657,836,810	269,000	269,328	(328)
USD vs. EUR, expiring 3/18/2015	Bank of America Corp.	1,076,891	956,000	1,076,891	1,080,686	(3,795)
USD vs. EUR, expiring 3/18/2015	Bank of America Corp.	2,828,540	2,334,500	2,828,540	2,638,976	189,564
USD vs. EUR, expiring 3/18/2015	Barclays plc	3,834,330	3,338,800	3,834,330	3,774,261	60,069
USD vs. EUR, expiring 3/18/2015	Citibank N.A.	1,630,449	1,384,000	1,630,449	1,564,508	65,941
USD vs. EUR, expiring 3/18/2015	Deutsche Bank AG	503,645	406,000	503,645	458,952	44,693
USD vs. EUR, expiring 3/18/2015	Deutsche Bank AG	1,079,324	956,000	1,079,324	1,080,686	(1,362)
USD vs. EUR, expiring 3/18/2015	HSBC Bank plc	417,286	335,311	417,286	379,044	38,242
USD vs. EUR, expiring 3/18/2015	JPMorgan Chase & Co.	1,682,638	1,350,351	1,682,638	1,526,469	156,169
USD vs. EUR, expiring 2/20-3/31/2015	JPMorgan Chase Bank	34,640,429	28,828,803	34,640,429	32,587,330	2,053,099
USD vs. EUR, expiring 3/11/2015	JPMorgan Chase Bank	15,037,450	13,359,355	15,037,450	15,100,666	(63,216)
USD vs. EUR, expiring 3/18/2015	Morgan Stanley	249,954	200,000	249,954	226,085	23,869
USD vs. EUR, expiring 3/18/2015	Westpac Banking Corp.	4,268,804	3,500,147	4,268,804	3,956,653	312,151
USD vs. GBP, expiring 3/18/2015	Bank of America Corp.	249,211	159,103	249,211	239,572	9,639
USD vs. GBP, expiring 2/25/2015	Citibank N.A.	2,415,220	1,610,254	2,415,220	2,425,031	(9,811)
USD vs. GBP, expiring 2/20-3/31/2015	JPMorgan Chase Bank	15,041,472	9,883,631	15,041,472	14,884,447	157,025

See Accompanying Notes to the Consolidated Schedules of Investments.

54

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
USD vs. GBP, expiring 2/25/2015	Royal Bank of Canada	801,807	530,734	$801,807	$799,282	$2,525
USD vs. ILS, expiring 3/18/2015	Citibank N.A.	270,000	1,081,156	270,000	275,013	(5,013)
USD vs. INR, expiring 2/27/2015	Deutsche Bank AG	269,000	16,613,440	269,000	266,966	2,034
USD vs. INR, expiring 2/9/2015	Deutsche Bank AG	274,000	17,486,680	274,000	281,978	(7,978)
USD vs. INR, expiring 2/20/2015	HSBC Bank plc	118,000	7,345,500	118,000	118,196	(196)
USD vs. JPY, expiring 3/6-3/18/2015	Bank of America Corp.	1,646,445	194,652,973	1,646,445	1,658,289	(11,844)
USD vs. JPY, expiring 3/18/2015	Barclays plc	2,676,000	318,354,018	2,676,000	2,712,307	(36,307)
USD vs. JPY, expiring 3/18/2015	BNP Paribas S.A.	249,000	29,184,119	249,000	248,642	358
USD vs. JPY, expiring 3/18/2015	BNP Paribas S.A.	1,001,000	118,260,909	1,001,000	1,007,557	(6,557)
USD vs. JPY, expiring 3/18/2015	Citibank N.A.	1,088,000	126,832,729	1,088,000	1,080,587	7,413
USD vs. JPY, expiring 3/18/2015	Citibank N.A.	503,000	59,713,645	503,000	508,747	(5,747)
USD vs. JPY, expiring 3/18/2015	HSBC Bank plc	1,354,000	159,913,754	1,354,000	1,362,430	(8,430)
USD vs. JPY, expiring 3/18-3/31/2015	JPMorgan Chase Bank	3,211,358	380,357,407	3,211,358	3,241,069	(29,711)
USD vs. JPY, expiring 3/18/2015	State Street Bank & Trust	1,389,000	164,387,491	1,389,000	1,400,546	(11,546)
USD vs. JPY, expiring 3/18/2015	UBS AG	1,090,000	127,289,001	1,090,000	1,084,475	5,525
USD vs. KRW, expiring 3/2/2015	Deutsche Bank AG	539,000	591,822,000	539,000	540,612	(1,612)
USD vs. KRW, expiring 3/31/2015	JPMorgan Chase Bank	250,000	274,900,000	250,000	250,826	(826)
USD vs. KRW, expiring 2/13/2015	UBS AG	506,536	549,667,500	506,536	502,427	4,109
USD vs. MXN, expiring 2/19/2015	Deutsche Bank AG	1,168,322	17,032,964	1,168,322	1,135,131	33,191
USD vs. MXN, expiring 3/18/2015	JPMorgan Chase Bank	270,000	3,964,005	270,000	263,720	6,280
USD vs. MXN, expiring 3/18/2015	State Street Bank & Trust	501,000	7,192,606	501,000	478,515	22,485
USD vs. MYR, expiring 2/9/2015	Barclays plc	1,197,000	4,310,182	1,197,000	1,187,408	9,592
USD vs. MYR, expiring 2/9/2015	Royal Bank of Canada	425,725	1,536,655	425,725	423,332	2,393
USD vs. NOK, expiring 3/18/2015	Bank of America Corp.	139,069	1,060,878	139,069	137,151	1,918
USD vs. NOK, expiring 2/12/2015	Citibank N.A.	161,403	1,256,000	161,403	162,527	(1,124)
USD vs. NOK, expiring 3/18/2015	HSBC Bank plc	565,000	4,364,746	565,000	564,275	725
USD vs. NOK, expiring 3/18/2015	Royal Bank of Canada	349,901	2,464,913	349,901	318,664	31,237

See Accompanying Notes to the Consolidated Schedules of Investments.

55

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
USD vs. NZD, expiring 3/18/2015	Bank of America Corp.	2,432,238	3,189,752	$2,432,238	$2,310,897	$121,341
USD vs. NZD, expiring 3/18/2015	Deutsche Bank AG	1,672,063	2,240,000	1,672,063	1,622,825	49,238
USD vs. NZD, expiring 3/18/2015	JPMorgan Chase Bank	443,056	567,271	443,056	410,974	32,082
USD vs. NZD, expiring 3/18/2015	Royal Bank of Canada	291,229	377,175	291,229	273,254	17,975
USD vs. NZD, expiring 3/18/2015	State Street Bank & Trust	420,148	540,258	420,148	391,404	28,744
USD vs. NZD, expiring 3/18/2015	Westpac Banking Corp.	1,152,907	1,495,054	1,152,907	1,083,130	69,777
USD vs. PHP, expiring 2/12/2015	JPMorgan Chase Bank	495,275	22,304,700	495,275	505,651	(10,376)
USD vs. PLN, expiring 3/18/2015	UBS AG	504,283	1,700,292	504,283	458,324	45,959
USD vs. SEK, expiring 2/12/2015	Bank of America Corp.	107,814	899,000	107,814	108,659	(845)
USD vs. SEK, expiring 3/18/2015	BNP Paribas S.A.	676,587	5,085,468	676,587	614,855	61,732
USD vs. SEK, expiring 3/18/2015	UBS AG	172,431	1,402,587	172,431	169,579	2,852
USD vs. SGD, expiring 3/18/2015	Barclays plc	486,438	632,116	486,438	466,875	19,563
USD vs. SGD, expiring 3/18/2015	Deutsche Bank AG	484,557	631,996	484,557	466,786	17,771
USD vs. SGD, expiring 3/18/2015	HSBC Bank plc	1,242,000	1,633,174	1,242,000	1,206,247	35,753
USD vs. SGD, expiring 3/18/2015	Westpac Banking Corp.	518,996	673,564	518,996	497,488	21,508
USD vs. TRY, expiring 3/18/2015	Deutsche Bank AG	494,000	1,204,718	494,000	488,098	5,902
USD vs. TRY, expiring 3/18/2015	HSBC Bank plc	1,055,000	2,471,537	1,055,000	1,001,356	53,644
USD vs. TRY, expiring 3/18/2015	JPMorgan Chase Bank	1,351,000	3,300,331	1,351,000	1,337,146	13,854
USD vs. TRY, expiring 3/18/2015	Morgan Stanley	1,758,165	4,117,120	1,758,165	1,668,073	90,092
USD vs. ZAR, expiring 3/18/2015	Barclays plc	251,000	2,887,135	251,000	246,243	4,757
USD vs. ZAR, expiring 3/18/2015	Deutsche Bank AG	797,147	9,093,694	797,147	775,600	21,547
USD vs. ZAR, expiring 3/18-3/31/2015	JPMorgan Chase Bank	452,000	5,285,022	452,000	450,283	1,717
USD vs. ZAR, expiring 3/18/2015	UBS AG	252,000	2,928,958	252,000	249,811	2,189
ZAR vs. USD, expiring 3/18/2015	Citibank N.A.	2,933,172	249,500	250,170	249,500	670
ZAR vs. USD, expiring 3/18/2015	Deutsche Bank AG	19,663,298	1,719,815	1,677,081	1,719,815	(42,734)
ZAR vs. USD, expiring 3/31/2015	JPMorgan Chase Bank	5,090,000	450,482	433,093	450,482	(17,389)
ZAR vs. USD, expiring 3/18/2015	Morgan Stanley	2,959,813	249,000	252,442	249,000	3,442
ZAR vs. USD, expiring 3/18/2015	UBS AG	12,823,375	1,088,000	1,093,704	1,088,000	5,704
						$300,496

See Accompanying Notes to the Consolidated Schedules of Investments.

56

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Cash collateral in the amount of $24,998,263 was pledged for total return, currency, credit default, inflation linked, interest rate swaps and forward foreign currency contracts as of January 31, 2015.

Currency Abbreviations:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan
COP	—	Colombia Peso
CZK	—	Czech Koruna
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungary Forint
ILS	—	Israel New Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korea Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PHP	—	Philippine Peso
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	New Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Written Options:

Options written through the period ended January 31, 2015 were as follows:

	Number of Contracts	Premiums Received
Options outstanding ─ November 1, 2014	2,895	$248,831
Options written	3,512	605,215
Options terminated in closing purchase transactions	(4,095)	(709,475)
Options expired	(2,230)	(105,664)
Options outstanding ─ January 31, 2015	82	$38,907

See Accompanying Notes to the Consolidated Schedules of Investments.

57

Arden Alternative Strategies Fund

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Arden Alternative Strategies invested, as a percentage of net assets, in the following countries as of January 31, 2015:

Argentina	0.1%
Australia	0.0 †
Austria	(0.1)
Bahamas	0.0 †
Belgium	(0.1)
Bermuda	1.1
Brazil	(0.6)
Canada	(1.0)
Cayman Islands	0.7
Chile	0.0 †
China	(0.5)
Colombia	0.0 †
Denmark	0.1
Dominican Republic	0.1
Finland	(0.1)
France	0.5
Germany	0.9
Greece	0.2
Hong Kong	(0.2)
India	0.1
Indonesia	0.0 †
Ireland	(0.2)
Israel	0.2
Italy	0.4
Japan	(0.1)
Jersey	0.1
Luxembourg	0.7
Marshall Islands	0.5
Mexico	(0.4)
Monaco	0.1
Netherlands	0.7
Norway	(0.1)
Portugal	0.2
Russia	0.1
Singapore	0.2
South Africa	0.0 †
South Korea	0.1
Spain	0.6
Sweden	(0.2)
Switzerland	(0.2)
Taiwan	(0.2)
Turkey	0.0 †
United Kingdom	0.0 †
United States	27.2
Venezuela	0.0 †
Other‡	69.1
100.0%

† Amount represent less than 0.05%

‡ Includes any non investments in securities and net other assets (liabilities).

See Accompanying Notes to the Consolidated Schedules of Investments.

58

Arden Alternative Strategies II

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

LONG INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 86.6%
Aerospace & Defense - 2.5%
B/E Aerospace, Inc.*(a)	3,742	$218,271
DigitalGlobe, Inc.*(a)	224	6,023
Ducommun, Inc.*(a)	30	779
General Dynamics Corp.	200	26,642
Huntington Ingalls Industries, Inc.(a)	356	41,510
KLX, Inc.*(a)	1,871	73,549
L-3 Communications Holdings, Inc.(a)	609	74,980
Lockheed Martin Corp.(a)	303	57,076
Northrop Grumman Corp.(a)	2,574	403,989
Raytheon Co.	52	5,203
Rockwell Collins, Inc.(a)	859	73,548
Spirit AeroSystems Holdings, Inc., Class A*(a)	853	38,419
Textron, Inc.(a)	2,183	92,908
TransDigm Group, Inc.(a)	1,720	353,512
Triumph Group, Inc.(a)	222	12,667
United Technologies Corp.(b)	4,259	488,848
		1,967,924
Air Freight & Logistics - 0.9%
Air Transport Services Group, Inc.*(a)	996	8,297
Atlas Air Worldwide Holdings, Inc.*(a)	855	38,646
CH Robinson Worldwide, Inc.(a)	1,003	71,433
Expeditors International of Washington, Inc.(a)	160	6,989
FedEx Corp.(a)	3,364	568,886
		694,251
Airlines - 0.8%
Alaska Air Group, Inc.(a)	700	47,509
American Airlines Group, Inc.(a)	6,495	318,774
Delta Air Lines, Inc.	100	4,731
Gol Linhas Aereas Inteligentes S.A. (ADR)*	3,162	14,229
Republic Airways Holdings, Inc.*	697	9,591
Southwest Airlines Co.(a)	1,200	54,216
Spirit Airlines, Inc.*(a)	2,300	170,522
United Continental Holdings, Inc.*	100	6,937
		626,509
Auto Components - 0.8%
Cooper Tire & Rubber Co.(a)	3,200	111,328
	SHARES	VALUE
Auto Components (continued)
Dana Holding Corp.	1,200	$25,044
Delphi Automotive plc(b)	900	61,857
Gentex Corp.	1,600	26,704
Gentherm, Inc.*	857	31,520
Goodyear Tire & Rubber Co./The	3,600	87,264
Johnson Controls, Inc.(a)	1,531	71,146
Lear Corp.	700	70,245
Motorcar Parts of America, Inc.*	478	12,485
Tenneco, Inc.*(a)	441	22,676
Tower International, Inc.*(a)	4,210	99,651
		619,920
Automobiles - 0.4%
Fiat Chrysler Automobiles N.V.*(b)	500	6,605
General Motors Co.	2,654	86,573
Harley-Davidson, Inc.(a)(b)	1,160	71,572
Tata Motors Ltd. (ADR)(a)	2,800	138,096
		302,846
Banks - 2.5%
Ameris Bancorp(a)	1,068	25,771
Bank of America Corp.	3,400	51,510
BB&T Corp.(b)	1,800	63,522
C&F Financial Corp.	23	812
CIT Group, Inc.(a)	1,152	50,481
Comerica, Inc.(a)	898	37,267
Commerce Bancshares, Inc./MO(a)	8	320
Cullen/Frost Bankers, Inc.(a)	50	3,115
East West Bancorp, Inc.(a)	513	18,560
Fifth Third Bancorp	4,400	76,120
Financial Institutions, Inc.	680	14,980
HDFC Bank Ltd. (ADR)	500	28,490
HSBC Holdings plc (ADR)(a)(b)	1,449	66,248
ICICI Bank Ltd. (ADR)(a)	14,926	179,261
KeyCorp(a)(b)	34,247	444,868
Pacific Premier Bancorp, Inc.*	1,002	14,890
PacWest Bancorp(a)(b)	261	11,159
PNC Financial Services Group, Inc./The(a)	666	56,304
Prosperity Bancshares, Inc.(a)	387	17,721
Regions Financial Corp.(b)	31,700	275,790
Signature Bank/NY*(a)	35	4,099
SVB Financial Group*(a)	320	36,128

See Accompanying Notes to the Consolidated Schedules of Investments.

59

Arden Alternative Strategies II

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Banks (continued)
Texas Capital Bancshares, Inc.*(a)	1,406	$57,435
Wells Fargo & Co.(a)	7,517	390,283
Zions Bancorp.(a)	400	9,584
		1,934,718
Beverages - 2.7%
Anheuser-Busch InBev N.V. (ADR)(a)	1,838	224,365
Brown-Forman Corp., Class B(a)	2,975	264,388
Coca-Cola Enterprises, Inc.(a)	10,536	443,565
Dr Pepper Snapple Group, Inc.(a)	800	61,816
Molson Coors Brewing Co., Class B(a)	9,857	748,442
Monster Beverage Corp.*(a)	400	46,780
PepsiCo, Inc.(a)	3,060	286,967
		2,076,323
Biotechnology - 0.7%
ACADIA Pharmaceuticals, Inc.*(a)	1,376	41,872
Achillion Pharmaceuticals, Inc.*(a)	4,277	63,513
Alexion Pharmaceuticals, Inc.*	5	916
Biogen Idec, Inc.*(a)	212	82,502
BioMarin Pharmaceutical, Inc.*(a)	752	73,064
Gilead Sciences, Inc.*	100	10,483
Isis Pharmaceuticals, Inc.*(a)(b)	1,073	73,511
Ligand Pharmaceuticals, Inc.*	876	49,862
Medivation, Inc.*	425	46,249
MiMedx Group, Inc.*(a)	699	5,700
Pharmacyclics, Inc.*(a)	29	4,894
Seattle Genetics, Inc.*(a)	384	11,965
United Therapeutics Corp.*	36	5,081
Vertex Pharmaceuticals, Inc.*(a)	657	72,362
		541,974
Building Products - 1.6%
Allegion plc(a)	500	27,005
Armstrong World Industries, Inc.*(a)	160	8,112
Builders FirstSource, Inc.*	1,235	7,311
Continental Building Products, Inc.*	553	9,257
Fortune Brands Home & Security, Inc.(a)	9,571	428,685
Lennox International, Inc.(b)	110	10,814
Norcraft Cos., Inc.*	2,346	48,375
Owens Corning	8,072	323,284
	SHARES	VALUE
Building Products (continued)
PGT, Inc.*	4,064	$34,910
Ply Gem Holdings, Inc.*	2,920	36,792
USG Corp.*	9,470	288,361
		1,222,906
Capital Markets - 2.1%
Affiliated Managers Group, Inc.*(a)	286	58,779
American Capital Ltd.*(a)	5,377	75,224
Ameriprise Financial, Inc.(a)	684	85,459
Ares Capital Corp.	10,850	180,652
Bank of New York Mellon Corp./The(a)	1,936	69,696
Charles Schwab Corp./The(a)	8,200	213,036
Deutsche Bank AG(a)	2,480	71,870
E*TRADE Financial Corp.*	4,900	112,945
Evercore Partners, Inc., Class A(a)	596	28,531
Invesco Ltd.(a)	1,916	70,375
Janus Capital Group, Inc.	1,400	24,556
Lazard Ltd., Class A(a)	1,257	57,571
Newtek Business Services Corp.*	519	7,406
Northern Trust Corp.(a)(b)	1,629	106,504
Oppenheimer Holdings, Inc., Class A(a)	114	2,251
Pzena Investment Management, Inc., Class A(a)	259	2,106
Raymond James Financial, Inc.(a)	371	19,522
Safeguard Scientifics, Inc.*(a)	404	7,405
T Rowe Price Group, Inc.(a)(b)	5,400	425,088
Waddell & Reed Financial, Inc., Class A(a)	756	33,801
		1,652,777
Chemicals - 4.9%
Air Products & Chemicals, Inc.(a)	3,757	547,057
Airgas, Inc.(a)	204	22,979
Akzo Nobel N.V.	5,291	382,114
Albemarle Corp.(a)	31	1,496
Cabot Corp.(a)	130	5,513
Calgon Carbon Corp.*	8,496	167,626
CF Industries Holdings, Inc.	46	14,048
Dow Chemicals Co./The(a)	5,531	249,780
Eastman Chemical Co.(b)	1,500	106,335
Ecolab, Inc.(a)	3,534	366,723
Gulf Resources, Inc.*	1,827	3,216
Huntsman Corp.(b)	900	19,764

See Accompanying Notes to the Consolidated Schedules of Investments.

60

Arden Alternative Strategies II

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Chemicals (continued)
LyondellBasell Industries N.V., Class A	2,464	$194,878
Monsanto Co.(a)	632	74,563
Mosaic Co./The(a)	1,555	75,713
OMNOVA Solutions, Inc.*(a)	1,014	6,956
PPG Industries, Inc.(a)(b)	332	73,996
RPM International, Inc.	700	33,502
Scotts Miracle-Gro Co./The, Class A(a)	45	2,854
Sherwin-Williams Co./The	1,653	448,409
Sigma-Aldrich Corp.	600	82,512
Valspar Corp./The(a)	318	26,531
W.R. Grace & Co.*(a)	8,643	749,175
Westlake Chemical Corp.(a)	3,100	177,661
		3,833,401
Commercial Services & Supplies - 1.6%
ADT Corp./The(a)	700	24,080
Cintas Corp.(a)	2,565	201,866
Copart, Inc.*	2,600	95,160
Deluxe Corp.(a)	40	2,597
Ennis, Inc.	713	9,511
KAR Auction Services, Inc.	1,387	47,311
Pitney Bowes, Inc.(a)(b)	968	23,213
Progressive Waste Solutions Ltd.	5,572	158,913
R.R. Donnelley & Sons Co.(a)	15,126	249,125
Tyco International plc(a)	10,000	408,100
Waste Connections, Inc.(a)	400	17,288
		1,237,164
Communications Equipment - 0.5%
Alcatel-Lucent (ADR)*	4,314	14,883
ARRIS Group, Inc.*(a)	1,073	28,134
Aruba Networks, Inc.*(a)	2,300	38,134
Ciena Corp.*(a)	2,837	52,541
ClearOne, Inc.	592	6,287
CommScope Holding Co., Inc.*	900	25,295
F5 Networks, Inc.*	700	78,134
InterDigital, Inc.(a)	426	21,292
Motorola Solutions, Inc.(a)	479	29,894
Polycom, Inc.*(a)	953	12,675
QUALCOMM, Inc.(a)	1,056	65,958
Sierra Wireless, Inc.*(a)	900	32,499
ViaSat, Inc.*(a)	90	5,060
Zhone Technologies, Inc.*(a)	2,916	3,849
		414,635
	SHARES	VALUE
Construction & Engineering - 0.7%
Granite Construction, Inc.	938	$31,967
Great Lakes Dredge & Dock Corp.*	23,808	184,988
KBR, Inc.(b)	1,282	21,192
Quanta Services, Inc.*(a)	10,382	274,915
Tutor Perini Corp.*(a)	1,775	38,535
		551,597
Construction Materials - 0.7%
Eagle Materials, Inc.(a)	3,242	230,895
Martin Marietta Materials, Inc.(b)	2,516	271,074
Vulcan Materials Co.(a)	893	62,966
		564,935
Consumer Finance - 0.8%
Ally Financial, Inc.*(a)	23,315	436,224
Consumer Portfolio Services, Inc.*	2,399	13,434
Encore Capital Group, Inc.*	1,101	40,979
Ezcorp, Inc., Class A*	1,954	20,146
JG Wentworth Co.*	9,734	92,765
Nelnet, Inc., Class A	503	22,001
Regional Management Corp.*	931	13,528
		639,077
Containers & Packaging - 2.0%
Avery Dennison Corp.(a)	1,572	82,168
Bemis Co., Inc.(a)	361	15,992
Crown Holdings, Inc.*(a)	100	4,431
Graphic Packaging Holding Co.*	46,481	673,045
Greif, Inc., Class A	1,773	67,729
Rock Tenn Co., Class A	6,700	434,830
Sealed Air Corp.(a)	882	35,721
Sonoco Products Co.(a)	5,901	260,824
		1,574,740
Diversified Consumer Services - 0.0%†
H&R Block, Inc.(a)	254	8,707
LifeLock, Inc.*	600	8,910
Sotheby’s(a)	44	1,872
Steiner Leisure Ltd.*	365	15,922
		35,411
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*(a)	300	43,173
CME Group, Inc.(a)	844	71,993
Intercontinental Exchange, Inc.(a)	366	75,297

See Accompanying Notes to the Consolidated Schedules of Investments.

61

Arden Alternative Strategies II

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Diversified Financial Services (continued)
Leucadia National Corp.(a)(b)	1,459	$33,076
Marlin Business Services Corp.	419	6,725
McGraw Hill Financial, Inc.(a)	6	537
Moody’s Corp.(a)	4,578	418,109
Rescap Liquidating Trust*	13,687	205,989
Voya Financial, Inc.(a)	2,500	97,525
		952,424
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.(a)	2,150	79,915
Frontier Communications Corp.(b)	14,700	98,711
Level 3 Communications, Inc.*(a)(b)	1,598	79,485
Vonage Holdings Corp.*(a)	8,696	36,523
Windstream Holdings, Inc.(a)	5,300	42,135
		336,769
Electric Utilities - 1.5%
Edison International(a)	202	13,766
Entergy Corp.	600	52,506
Exelon Corp.(b)	700	25,228
FirstEnergy Corp.(a)	366	14,761
Great Plains Energy, Inc.	1,700	50,269
ITC Holdings Corp.(a)	336	14,293
NextEra Energy, Inc.(a)(b)	4,933	538,881
OGE Energy Corp.(a)	5,503	193,596
Pinnacle West Capital Corp.(a)	1,035	72,636
PPL Corp.(a)	2,089	74,159
Westar Energy, Inc.(a)	1,000	42,720
Xcel Energy, Inc.(a)	1,967	73,822
		1,166,637
Electrical Equipment - 0.9%
Acuity Brands, Inc.(a)	280	41,969
AMETEK, Inc.(a)	1,479	70,844
EnerSys	6,813	397,743
Generac Holdings, Inc.*(a)	218	9,535
Hubbell, Inc., Class B	1,049	111,236
Power Solutions International, Inc.*	19	840
Regal-Beloit Corp.(a)	775	53,359
		685,526
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A(a)	1,182	63,485
Arrow Electronics, Inc.*(a)	626	34,455
Avnet, Inc.(a)	561	23,349
	SHARES	VALUE
Electronic Equipment, Instruments & Components (continued)
Belden, Inc.(a)	301	$24,965
Checkpoint Systems, Inc.*(a)	488	6,324
Corning, Inc.	300	7,131
Flextronics International Ltd.*	4,877	54,232
FLIR Systems, Inc.(a)	1,602	48,380
Ingram Micro, Inc., Class A*(a)	1,493	37,594
Jabil Circuit, Inc.(a)	1,539	31,719
Netlist, Inc.*(a)	3,783	5,107
Planar Systems, Inc.*(a)	1,565	11,456
TE Connectivity Ltd.(a)	1,099	72,963
Zebra Technologies Corp., Class A*(a)	1,200	100,152
		521,312
Energy Equipment & Services - 1.5%
Cameron International Corp.*(a)	1,431	64,080
Dril-Quip, Inc.*(a)	222	16,479
FMC Technologies, Inc.*(b)	5,600	209,888
Halliburton Co.	1,012	40,470
Hornbeck Offshore Services, Inc.*	11,814	262,271
Nabors Industries Ltd.(a)	2,661	30,628
Noble Corp. plc(a)(b)	5,684	92,195
Ocean Rig UDW, Inc.	32,785	267,853
Oceaneering International, Inc.(a)	344	18,012
Paragon Offshore plc	749	1,565
Patterson-UTI Energy, Inc.(a)	1,675	28,743
Rowan Cos. plc, Class A(a)	1,594	33,665
Superior Energy Services, Inc.	3,500	70,000
Vantage Drilling Co.*(a)	37,123	14,478
Weatherford International plc*	5,000	51,650
		1,201,977
Food & Staples Retailing - 1.4%
Casey’s General Stores, Inc.(a)	106	9,678
Cia Brasileira de Distribuicao (ADR)(a)(b)	252	8,268
Costco Wholesale Corp.(a)	3,564	509,616
Kroger Co./The(a)	3,566	246,232
Rite Aid Corp.*(a)	600	4,188
SpartanNash Co.	960	24,730
Sysco Corp.(a)	2,707	106,033
Walgreens Boots Alliance, Inc.(a)	229	16,889
Wal-Mart Stores, Inc.(a)	1,700	144,466
		1,070,100

See Accompanying Notes to the Consolidated Schedules of Investments.

62

Arden Alternative Strategies II

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Food Products - 3.8%
Archer-Daniels-Midland Co.(b)	2,200	$102,586
BRF S.A. (ADR)(a)	2,100	49,812
Bunge Ltd.(a)	1,260	112,808
Campbell Soup Co.(a)	126	5,763
Chocoladefabriken Lindt & Sprungli AG	7	440,711
Darling Ingredients, Inc.*(a)(b)	780	13,244
General Mills, Inc.(a)	6,377	334,665
Hershey Co./The(a)	2,426	247,961
Ingredion, Inc.(a)	14	1,129
Kellogg Co.(b)	256	16,789
Kraft Foods Group, Inc.(a)	6,858	448,102
McCormick & Co., Inc./MD(a)	722	51,544
Mead Johnson Nutrition Co.(a)	4,512	444,387
Mondelez International, Inc., Class A(a)	4,780	168,447
Post Holdings, Inc.*	2,777	131,213
Sanderson Farms, Inc.(a)	700	55,972
Tyson Foods, Inc., Class A(b)	4,500	175,680
Unilever plc (ADR)(a)	601	26,426
WhiteWave Foods Co./The*(a)	3,900	128,583
		2,955,822
Gas Utilities - 0.1%
Atmos Energy Corp.(a)	300	17,073
Questar Corp.(a)	889	23,070
		40,143
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories(a)(b)	941	42,119
Alere, Inc.*	7,573	308,145
Align Technology, Inc.*(a)	400	21,220
Baxter International, Inc.	100	7,031
Becton Dickinson and Co.(a)(b)	3,246	448,208
Boston Scientific Corp.*(a)	4,398	65,134
CR Bard, Inc.(a)	280	47,888
Cynosure, Inc., Class A*	467	14,113
DexCom, Inc.*(a)	814	48,661
Edwards Lifesciences Corp.*(a)	580	72,703
Fonar Corp.*	1,324	13,439
Greatbatch, Inc.*	702	34,089
Haemonetics Corp.*	4,600	182,160
Intuitive Surgical, Inc.*(a)	40	19,779
Medtronic plc(a)	6,869	490,447
NuVasive, Inc.*	1,396	64,663
	SHARES	VALUE
Health Care Equipment & Supplies (continued)
Rockwell Medical, Inc.*	2,667	$28,777
Smith & Nephew plc (ADR)(a)	269	9,630
St Jude Medical, Inc.(a)	100	6,587
STERIS Corp.	100	6,522
Synergetics USA, Inc.*	2,864	13,747
Trinity Biotech plc (ADR)(a)	1,011	18,744
		1,963,806
Health Care Providers & Services - 1.6%
Addus HomeCare Corp.*(a)	2,114	46,889
Aetna, Inc.(a)	1,000	91,820
Alliance HealthCare Services, Inc.*	351	7,912
AmerisourceBergen Corp.(a)	1,265	120,238
Anthem, Inc.	168	22,673
Brookdale Senior Living, Inc.*(a)	612	20,655
Cardinal Health, Inc.(a)	645	53,658
Centene Corp.*(a)	1,600	174,656
Cigna Corp.(a)(b)	929	99,245
Civitas Solutions, Inc.*	3,459	65,686
Community Health Systems, Inc.*(a)	300	14,121
Envision Healthcare Holdings, Inc.*	1,040	35,755
HCA Holdings, Inc.*(a)	1,638	115,970
Health Net, Inc.*	1,400	75,838
Healthways, Inc.*	1,831	37,755
InfuSystems Holdings, Inc.*	1,356	3,743
Laboratory Corp of America Holdings*	635	72,885
Patterson Cos., Inc.(a)	94	4,709
Providence Service Corp./The*	245	9,555
Quest Diagnostics, Inc.(a)	217	15,422
UnitedHealth Group, Inc.(a)	1,215	129,094
Universal Health Services, Inc., Class B(a)	100	10,253
VCA, Inc.*	200	10,420
		1,238,952
Health Care Technology - 0.1%
athenahealth, Inc.*(a)	227	31,714
Icad, Inc.*	4,883	38,820
Quality Systems, Inc.(a)	395	6,435
Veeva Systems, Inc., Class A*(a)	700	20,132
		97,101

See Accompanying Notes to the Consolidated Schedules of Investments.

63

Arden Alternative Strategies II

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Hotels, Restaurants & Leisure - 4.3%
BJ’s Restaurants, Inc.*(a)	1	$44
Bloomin’ Brands, Inc.*(a)	5,790	143,100
Buffalo Wild Wings, Inc.*(a)	1,789	319,015
Carnival Corp.(a)(b)	5,371	236,109
Century Casinos, Inc.*(a)	560	3,074
Cheesecake Factory, Inc./The	633	33,239
Chipotle Mexican Grill, Inc.*(a)	141	100,087
Darden Restaurants, Inc.(a)(b)	2,005	123,067
Domino’s Pizza, Inc.(a)	4,108	406,897
Dunkin’ Brands Group, Inc.(a)	81	3,832
Hyatt Hotels Corp., Class A*(a)	204	11,477
Jack in the Box, Inc.	1,300	110,227
Las Vegas Sands Corp.(b)	2,500	135,925
Marriott International, Inc., Class A	400	29,800
McDonald’s Corp.(a)	5,877	543,270
Panera Bread Co., Class A*	216	37,122
Pinnacle Entertainment, Inc.*(a)	92	1,946
Potbelly Corp.*	1,678	23,542
RCI Hospitality Holdings, Inc.*	1,992	19,422
Royal Caribbean Cruises Ltd.(a)(b)	1,016	76,759
Sonic Corp.(a)	10,950	331,457
Speedway Motorsports, Inc.	819	18,256
Starbucks Corp.	500	43,765
Starwood Hotels & Resorts Worldwide, Inc.(a)	1,019	73,337
Texas Roadhouse, Inc.	1,537	51,628
Wyndham Worldwide Corp.(a)	5,063	424,229
Yum! Brands, Inc.	400	28,912
		3,329,538
Household Durables - 1.2%
Harman International Industries, Inc.(b)	100	12,963
Helen of Troy Ltd.*	422	31,743
Hooker Furniture Corp.	1,485	26,790
KB Home	572	7,127
La-Z-Boy, Inc.	571	15,240
Leggett & Platt, Inc.	900	38,367
Mohawk Industries, Inc.*	600	99,024
Newell Rubbermaid, Inc.	400	14,748
Taylor Morrison Home Corp., Class A*(a)	164	2,914
Tempur Sealy International, Inc.*(a)	1,900	104,557
	SHARES	VALUE
Household Durables (continued)
Tupperware Brands Corp.(a)	729	$49,288
Whirlpool Corp.(a)	2,815	560,410
		963,171
Household Products - 0.1%
Energizer Holdings, Inc.(a)	525	67,205
Spectrum Brands Holdings, Inc.(a)	200	17,936
		85,141
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp.*(a)	11,200	233,856
Dynegy, Inc.*	7,300	199,436
NRG Energy, Inc.(b)	9,400	231,804
		665,096
Industrial Conglomerates - 0.6%
Danaher Corp.(a)	5,288	435,625
Koninklijke Philips N.V. (NYRS)(a)	469	12,940
Roper Industries, Inc.(a)	253	39,048
		487,613
Insurance - 1.3%
Allied World Assurance Co. Holdings AG(a)	134	5,182
American Financial Group, Inc.(a)	126	7,313
Aon plc	783	70,509
Arch Capital Group Ltd.*(a)	570	33,043
Assurant, Inc.(a)	678	43,060
Axis Capital Holdings Ltd.	944	48,050
Cincinnati Financial Corp.(a)	628	31,720
Crawford & Co., Class A	521	4,038
Everest Re Group Ltd.	400	68,552
Hartford Financial Services Group, Inc./The(b)	900	35,010
HCI Group, Inc.	368	17,005
Lincoln National Corp.(a)	2,853	142,593
Maiden Holdings Ltd.	2,375	29,687
Marsh & McLennan Cos., Inc.(a)	728	39,144
MetLife, Inc.	800	37,200
National Western Life Insurance Co., Class A	94	22,409
Navigators Group, Inc./The*(a)	91	6,754
PartnerRe Ltd.	800	91,520
Principal Financial Group, Inc.(a)	512	24,028
Progressive Corp./The*(a)	2,727	70,766
Prudential Financial, Inc.	200	15,176

See Accompanying Notes to the Consolidated Schedules of Investments.

64

Arden Alternative Strategies II

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Insurance (continued)
RenaissanceRe Holdings Ltd.(a)	600	$57,378
Travelers Cos., Inc./The	55	5,655
Unum Group(b)	1,100	34,166
Validus Holdings Ltd.(a)	544	21,570
WR Berkley Corp.(a)	1,110	54,379
		1,015,907
Internet & Catalog Retail - 0.5%
Amazon.com, Inc.*(a)	240	85,087
Expedia, Inc.(a)	848	72,869
Liberty Interactive Corp., Class A*(b)	1,952	53,407
TripAdvisor, Inc.*(a)	1,062	71,164
zulily, Inc., Class A*(a)	4,300	79,550
		362,077
Internet Software & Services - 1.2%
Baidu, Inc. (ADR)*(a)	500	108,960
eBay, Inc.*(a)	972	51,516
Facebook, Inc., Class A*(a)	961	72,949
Google, Inc., Class A*(a)	106	56,980
IAC/InterActiveCorp(a)	709	43,214
LinkedIn Corp., Class A*(a)	336	75,513
MercadoLibre, Inc.(a)	1,003	124,312
Perion Network Ltd.*	5,447	17,866
Rackspace Hosting, Inc.*(a)	1,658	74,544
SINA Corp./China*(a)	1,281	46,398
Sohu.com, Inc.*	85	4,772
Yahoo!, Inc.*(a)	6,676	293,677
		970,701
IT Services - 2.3%
Acxiom Corp.*(a)	914	16,635
Alliance Data Systems Corp.*(a)	149	43,036
Amdocs Ltd.(a)	2,261	108,935
Automatic Data Processing, Inc.(a)	581	47,950
Broadridge Financial Solutions, Inc.(a)	631	30,282
Cognizant Technology Solutions Corp., Class A*(a)	1,351	73,130
Computer Sciences Corp.(a)	900	54,612
DST Systems, Inc.(a)	46	4,448
EPAM Systems, Inc.*	895	43,792
Euronet Worldwide, Inc.*(a)	73	3,314
Fidelity National Information Services, Inc.(a)	66	4,120
	SHARES	VALUE
IT Services (continued)
FleetCor Technologies, Inc.*(a)	2,189	$307,555
Global Payments, Inc.(a)	2,052	179,160
International Business Machines Corp.(a)	482	73,895
Jack Henry & Associates, Inc.(a)	31	1,902
Leidos Holdings, Inc.(a)	386	15,980
Luxoft Holding, Inc.*	799	31,177
MasterCard, Inc., Class A(a)	4,013	329,186
Net 1 UEPS Technologies, Inc.*	2,383	28,334
Planet Payment, Inc.*(a)	2,535	4,107
Sykes Enterprises, Inc.*	920	20,718
Total System Services, Inc.(a)	973	34,415
VeriFone Systems, Inc.*(a)	1,693	53,143
Visa, Inc., Class A(a)	302	76,983
Western Union Co./The(a)(b)	3,800	64,600
WEX, Inc.*(a)	1,500	138,075
WidePoint Corp.*(a)	2,272	3,249
		1,792,733
Leisure Products - 0.3%
Brunswick Corp.(a)	1,345	73,007
Johnson Outdoors, Inc., Class A	16	480
Mattel, Inc.(a)(b)	2,779	74,755
Polaris Industries, Inc.	400	57,836
Summer Infant, Inc.*(a)	504	1,552
		207,630
Life Sciences Tools & Services - 0.6%
Charles River Laboratories International, Inc.*(a)	12	832
Illumina, Inc.*	374	73,001
Quintiles Transnational Holdings, Inc.*(a)	800	48,400
Thermo Fisher Scientific, Inc.(a)	2,664	333,560
		455,793
Machinery - 1.9%
Actuant Corp., Class A(a)	16	370
Allison Transmission Holdings, Inc.(a)	730	22,864
Barnes Group, Inc.	6,525	224,134
Briggs & Stratton Corp.	10,457	192,513
Caterpillar, Inc.	500	39,985
Chart Industries, Inc.*(a)(b)	598	17,043
Columbus McKinnon Corp.	1,020	25,551
Crane Co.	438	26,696
Cummins, Inc.(a)(b)	366	51,042

See Accompanying Notes to the Consolidated Schedules of Investments.

65

Arden Alternative Strategies II

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Machinery (continued)
Federal Signal Corp.	411	$6,276
Flowserve Corp.(a)(b)	1,293	70,456
IDEX Corp.(a)	200	14,470
Ingersoll-Rand plc(a)	1,158	76,891
ITT Corp.(a)	523	18,729
Lincoln Electric Holdings, Inc.(a)	350	23,768
MFRI, Inc.*(a)	54	301
Middleby Corp./The*	520	49,410
Mueller Water Products, Inc., Class A	6,140	62,812
PACCAR, Inc.	300	18,033
Pall Corp.(a)	3,858	373,300
Parker-Hannifin Corp.	9	1,048
SPX Corp.(a)	17	1,421
Stanley Black & Decker, Inc.(a)	181	16,951
Timken Co./The(a)	1,389	52,796
Toro Co./The(a)	1,589	103,142
Woodward, Inc.(a)	19	848
		1,490,850
Marine - 0.0%†
Kirby Corp.*(a)	281	20,370
Safe Bulkers, Inc.(a)	874	3,137
		23,507
Media - 3.4%
AMC Networks, Inc., Class A*(a)	700	46,690
CBS Corp., Class B(a)	7,779	426,367
Charter Communications, Inc., Class A*(a)	493	74,500
Comcast Corp., Class A(a)	4,560	242,341
Cumulus Media, Inc., Class A*	3,161	11,000
Discovery Communications, Inc., Class A*(a)	2,473	71,680
DISH Network Corp., Class A*(a)	8,317	585,101
Gannett Co., Inc.	1,000	31,010
Liberty Global plc*(a)	3,456	157,559
Liberty Global plc, Class A*(a)(b)	7,311	341,570
Madison Square Garden Co./The, Class A*(a)	671	50,828
News Corp., Class A*	2,700	40,203
Twenty-First Century Fox, Inc., Class A(a)	2,322	76,998
Walt Disney Co./The(a)	5,040	458,438
		2,614,285
	SHARES	VALUE
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd.	39	$1,315
AK Steel Holding Corp.*	500	1,895
Alcoa, Inc.(a)(b)	7,223	113,040
ArcelorMittal (NYRS)(b)	2,700	26,028
Barrick Gold Corp.(a)	1,376	17,585
Carpenter Technology Corp.(a)	72	2,732
Century Aluminum Co.*(a)	864	19,967
Compass Minerals International, Inc.(a)	281	24,559
Freeport-McMoRan, Inc.(a)	5,816	97,767
Globe Specialty Metals, Inc.	363	5,598
Kaiser Aluminum Corp.	93	6,446
Newmont Mining Corp.(a)	2,983	75,022
Nucor Corp.(a)	3,655	159,541
POSCO (ADR)(a)	109	6,347
Reliance Steel & Aluminum Co.(a)	641	33,569
Silver Wheaton Corp.	36	827
Steel Dynamics, Inc.(a)	5,983	101,950
Taseko Mines Ltd.*(a)	2,786	2,090
		696,278
Multiline Retail - 0.9%
Big Lots, Inc.	382	17,538
Dillard’s, Inc., Class A(a)	394	44,758
Dollar General Corp.*(a)	3,638	243,964
Dollar Tree, Inc.*(a)	362	25,738
Kohl’s Corp.(b)	476	28,427
Macy’s, Inc.(b)	3,686	235,462
Target Corp.(a)	1,793	131,983
		727,870
Multi-Utilities - 1.0%
Ameren Corp.(a)	1,612	72,992
MDU Resources Group, Inc.(a)	188	4,251
NiSource, Inc.(a)	466	20,159
PG&E Corp.(a)	2,546	149,730
Public Service Enterprise Group, Inc.	900	38,412
Sempra Energy(a)(b)	4,409	493,455
		778,999
Oil, Gas & Consumable Fuels - 3.6%
Aegean Marine Petroleum Network, Inc.(a)	1,445	19,927
Anadarko Petroleum Corp.(a)	935	76,436
Apache Corp.(a)	880	55,062

See Accompanying Notes to the Consolidated Schedules of Investments.

66

Arden Alternative Strategies II

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Cabot Oil & Gas Corp.(a)	833	$22,074
Carrizo Oil & Gas, Inc.*(a)	2,300	103,730
Cheniere Energy, Inc.*(a)	2,517	179,663
Cimarex Energy Co.(a)	278	28,690
Cobalt International Energy, Inc.*(a)	2,948	26,886
Concho Resources, Inc.*(a)	390	43,231
ConocoPhillips(a)	200	12,596
CONSOL Energy, Inc.(a)(b)	1,242	35,956
Cosan Ltd., Class A(a)	1,019	7,031
Devon Energy Corp.(a)	830	50,024
Dynagas LNG Partners LP	1,190	22,110
Encana Corp.	5,800	70,992
Energen Corp.(a)	1,149	72,870
EQT Corp.(a)	328	24,416
GasLog Ltd.	2,800	48,972
Gran Tierra Energy, Inc.*	15,345	32,838
Green Plains, Inc.	7,300	170,893
Gulfport Energy Corp.*(a)	406	15,627
Halcon Resources Corp.*	20,263	28,368
Hess Corp.(a)	940	63,441
HollyFrontier Corp.(a)	116	4,167
Ithaca Energy, Inc.*	10,014	9,536
Kinder Morgan, Inc.(a)	1,120	45,976
Marathon Oil Corp.(a)	2,144	57,030
Midstates Petroleum Co., Inc.*	6,245	8,056
Murphy Oil Corp.(a)	915	41,093
Newfield Exploration Co.*(a)	6,475	192,825
Noble Energy, Inc.(a)	1,576	75,238
Occidental Petroleum Corp.(a)	957	76,560
ONEOK, Inc.(a)	750	33,022
PBF Energy, Inc., Class A(a)	1,985	55,779
Peabody Energy Corp.(a)(b)	12,958	80,728
Pioneer Natural Resources Co.(a)	512	77,071
QEP Resources, Inc.(a)	1,698	34,334
Range Resources Corp.(a)	463	21,423
SemGroup Corp., Class A(a)	200	13,466
Teekay Tankers Ltd., Class A	2,586	13,292
Tesoro Corp.(a)(b)	1,598	130,605
Valero Energy Corp.(a)	3,926	207,607
Vertex Energy, Inc.*(a)	1,462	5,088
Western Refining, Inc.(a)	1,500	55,695
Whiting Petroleum Corp.*(a)	1,091	32,752
	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc./The(a)	7,806	$342,371
		2,825,547
Paper & Forest Products - 0.1%
Domtar Corp.(a)	954	36,538
Verso Corp.*	92	193
		36,731
Personal Products - 0.0%†
MusclePharm Corp.*(a)	658	5,356

Pharmaceuticals - 3.5%
AbbVie, Inc.(a)(b)	2,388	144,116
Actavis plc*(a)	3,911	1,042,438
Akorn, Inc.*	907	38,620
Allergan, Inc.	2,380	521,839
ANI Pharmaceuticals, Inc.*(a)	121	6,772
Endo International plc*(a)	918	73,082
GlaxoSmithKline plc (ADR)(a)	1,659	72,996
Horizon Pharma plc*	1,000	16,430
Hospira, Inc.*(a)	1,127	71,486
IGI Laboratories, Inc.*	4,456	44,382
Johnson & Johnson	577	57,781
Lannett Co., Inc.*	1,157	54,876
Medicines Co./The*(a)	1,571	45,041
Merck & Co., Inc.	244	14,708
Novo Nordisk A/S (ADR)(a)	674	30,033
Pacira Pharmaceuticals, Inc.*(a)	1,100	118,085
Perrigo Co. plc	97	14,719
POZEN, Inc.*(a)	1,545	10,676
Salix Pharmaceuticals Ltd.*	286	38,516
Supernus Pharmaceuticals, Inc.*	5,141	43,698
Zoetis, Inc.(a)	4,711	201,301
		2,661,595
Professional Services - 0.4%
CTPartners Executive Search, Inc.*	614	3,365
Dun & Bradstreet Corp./The(a)	100	11,511
IHS, Inc., Class A*	200	23,026
ManpowerGroup, Inc.(a)	1,963	143,064
Nielsen N.V.(a)	149	6,490
Robert Half International, Inc.(a)	1,220	70,833
Verisk Analytics, Inc., Class A*(a)	668	42,986
		301,275

See Accompanying Notes to the Consolidated Schedules of Investments.

67

Arden Alternative Strategies II

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 2.0%
Apartment Investment & Management Co., Class A(a)	1,500	$59,790
AvalonBay Communities, Inc.(a)	400	69,196
Cherry Hill Mortgage Investment Corp.	1,712	28,967
CubeSmart(a)	800	19,712
Duke Realty Corp.	1,600	34,928
Geo Group, Inc./The	10,849	472,148
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,631	36,045
Iron Mountain, Inc.	10,941	435,889
Lamar Advertising Co., Class A	1,300	72,826
LaSalle Hotel Properties	1,300	52,598
New Residential Investment Corp.	601	7,663
New Senior Investment Group, Inc.	7,035	116,359
Newcastle Investment Corp.	2,913	12,905
Preferred Apartment Communities, Inc.	5,060	51,157
RAIT Financial Trust	6,911	48,722
Simon Property Group, Inc.	100	19,866
WP GLIMCHER, Inc.(a)	1,300	22,984
		1,561,755
Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A*(a)	1,852	59,894
Jones Lang LaSalle, Inc.(a)	1,165	171,348
Realogy Holdings Corp.*(a)	2,478	115,227
		346,469
Road & Rail - 2.4%
Avis Budget Group, Inc.*	100	5,731
Canadian Pacific Railway Ltd.(a)	1,238	216,242
Covenant Transportation Group, Inc., Class A*	836	23,659
CSX Corp.(a)	694	23,110
Heartland Express, Inc.	2,273	58,393
Hertz Global Holdings, Inc.*(a)	10,705	219,667
Kansas City Southern(a)	3,221	354,600
Landstar System, Inc.	3,500	224,280
Quality Distribution, Inc.*(a)	17,916	149,419
Ryder System, Inc.(a)	65	5,381
Union Pacific Corp.(a)	5,231	613,126
		1,893,608
Semiconductors & Semiconductor Equipment - 2.2%
Altera Corp.(a)	1,959	64,500
	SHARES	VALUE
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.(a)	571	$29,752
Applied Materials, Inc.	1,800	41,112
ASML Holding N.V. (NYRS)(a)	206	21,412
Avago Technologies Ltd.(a)	703	72,325
Broadcom Corp., Class A(a)	1,800	76,383
Canadian Solar, Inc.*	938	19,126
First Solar, Inc.*(b)	627	26,535
Integrated Device Technology, Inc.*	7,763	141,985
Intel Corp.(b)	2,300	75,992
KLA-Tencor Corp.(a)	491	30,182
Lam Research Corp.(a)(b)	681	52,056
Linear Technology Corp.(a)	1,465	65,837
Marvell Technology Group Ltd.(a)	4,420	68,466
Mattson Technology, Inc.*(a)	1,936	6,369
Mellanox Technologies Ltd.*(a)	310	13,646
Micron Technology, Inc.*(b)	500	14,632
NVIDIA Corp.(b)	3,200	61,456
NXP Semiconductor N.V.*(a)	4,831	383,292
Silicon Laboratories, Inc.*(a)	91	3,982
Skyworks Solutions, Inc.(b)	338	28,071
Synaptics, Inc.*(a)	3,300	253,473
Tessera Technologies, Inc.(a)	547	20,283
Texas Instruments, Inc.(b)	1,067	57,031
Ultra Clean Holdings, Inc.*(a)	853	7,506
Xcerra Corp.*(a)	1,902	14,607
Xilinx, Inc.(a)(b)	1,546	59,637
		1,709,648
Software - 1.4%
Adobe Systems, Inc.*(a)	1,031	72,304
Aspen Technology, Inc.*(a)	718	25,378
Check Point Software Technologies Ltd.*(a)	955	73,697
Citrix Systems, Inc.*(a)	881	52,208
CommVault Systems, Inc.*(a)	726	31,639
Electronic Arts, Inc.*(a)	1,366	74,939
ePlus, Inc.*	47	3,170
FactSet Research Systems, Inc.(a)	252	36,185
Informatica Corp.*(a)	1,006	41,935
Intuit, Inc.(a)	1,707	148,202
Microsoft Corp.	2,100	84,840
Monitise plc*(a)	11,590	2,214
NetSuite, Inc.*(a)(b)	149	14,666

See Accompanying Notes to the Consolidated Schedules of Investments.

68

Arden Alternative Strategies II

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	SHARES	VALUE
Software (continued)
Red Hat, Inc.*	1,043	$66,533
ServiceNow, Inc.*(a)	1,015	73,994
SolarWinds, Inc.*(a)	563	27,108
Solera Holdings, Inc.(a)	654	33,746
Splunk, Inc.*(a)	1,321	68,230
Synchronoss Technologies, Inc.*(a)	467	19,833
Synopsys, Inc.*(a)	544	23,387
Telenav, Inc.*(a)	967	6,266
TiVo, Inc.*(a)	1,038	10,857
VMware, Inc., Class A*(a)	800	61,680
Vringo, Inc.*	752	398
Workday, Inc., Class A*(a)	703	55,860
		1,109,269
Specialty Retail - 4.6%
Abercrombie & Fitch Co., Class A(a)	599	15,286
Advance Auto Parts, Inc.(a)	1,000	159,000
Asbury Automotive Group, Inc.*	751	55,732
AutoZone, Inc.*(a)	533	318,180
Bed Bath & Beyond, Inc.*	110	8,225
Best Buy Co., Inc.(a)(b)	10,921	384,419
CarMax, Inc.*(a)	1,156	71,788
Children’s Place, Inc./The(a)	233	13,968
Dick’s Sporting Goods, Inc.(a)	710	36,671
DSW, Inc., Class A(a)(b)	1,311	46,619
Gap, Inc./The	500	20,595
GNC Holdings, Inc., Class A	324	14,366
hhgregg, Inc.*	120	659
Home Depot, Inc./The(a)	4,749	495,891
L Brands, Inc.(a)	339	28,689
Lithia Motors, Inc., Class A(a)	480	40,656
Lumber Liquidators Holdings, Inc.*(a)	407	25,702
Office Depot, Inc.*	24,516	186,322
O’Reilly Automotive, Inc.*(a)	900	168,624
Outerwall, Inc.*(a)	800	49,664
Pep Boys-Manny Moe & Jack/The*	25,254	212,891
PetSmart, Inc.	3,896	318,323
Restoration Hardware Holdings, Inc.*	100	8,753
Ross Stores, Inc.	160	14,674
	SHARES	VALUE
Specialty Retail (continued)
Select Comfort Corp.*	1,938	$57,830
Signet Jewelers Ltd.(a)	1,882	227,929
Sonic Automotive, Inc., Class A(a)	1,448	35,664
Tiffany & Co.(a)	2,095	181,511
Tile Shop Holdings, Inc.*(a)	2,832	22,996
TJX Cos., Inc./The(a)	1,098	72,402
Tractor Supply Co.(a)	1,600	129,872
TravelCenters of America LLC*	1,060	14,193
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	558	73,622
Williams-Sonoma, Inc.(a)	592	46,324
		3,558,040
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.(a)	878	102,867
Hewlett-Packard Co.	1,400	50,582
Lexmark International, Inc., Class A(a)	1,108	44,220
NetApp, Inc.(a)	1,268	47,930
Quantum Corp.*(a)	7,341	11,599
SanDisk Corp.(a)	1,000	75,910
Seagate Technology plc(a)	400	22,576
Western Digital Corp.(a)	200	19,446
		375,130
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.(a)(b)	1,926	71,628
Fossil Group, Inc.*(a)	750	73,350
G-III Apparel Group Ltd.*	200	19,440
Hanesbrands, Inc.	400	44,552
Iconix Brand Group, Inc.*	400	13,296
Kate Spade & Co.*(a)	253	7,977
Michael Kors Holdings Ltd.*(a)	415	29,378
NIKE, Inc., Class B(a)	2,663	245,662
PVH Corp.	300	33,078
Ralph Lauren Corp.	205	34,212
Skechers U.S.A., Inc., Class A*(a)	2,300	138,805
Under Armour, Inc., Class A*(a)	3,230	232,818
		944,196
Thrifts & Mortgage Finance - 0.2%
Federal Agricultural Mortgage Corp., Class C	1,319	36,339
Home Loan Servicing Solutions Ltd.	1,900	22,914
Meta Financial Group, Inc.(a)	102	3,414

See Accompanying Notes to the Consolidated Schedules of Investments.

69

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January 31, 2015 (Unaudited)

	SHARES	VALUE
Thrifts & Mortgage Finance (continued)
MGIC Investment Corp.*(a)	6,335	$53,974
Nationstar Mortgage Holdings, Inc.*	749	19,257
Stonegate Mortgage Corp.*	3,006	30,240
Walker & Dunlop, Inc.*(a)	383	6,798
		172,936
Trading Companies & Distributors - 0.4%
AerCap Holdings N.V.*(a)	351	13,875
Aircastle Ltd.(a)	414	8,305
Fly Leasing Ltd. (ADR)	1,369	18,221
HD Supply Holdings, Inc.*	4,635	133,627
MRC Global, Inc.*(a)	276	2,984
United Rentals, Inc.*	1,000	82,850
WESCO International, Inc.*	300	20,028
		279,890
Transportation Infrastructure - 0.1%
BBA Aviation plc	11,325	57,788

Water Utilities - 0.0%†
American Water Works Co., Inc.(a)	349	19,593

Wireless Telecommunication Services - 0.3%
SBA Communications Corp., Class A*(a)	630	73,521
SK Telecom Co., Ltd. (ADR)(a)	924	26,565
Telephone & Data Systems, Inc.(a)	480	11,160
Tim Participacoes S.A. (ADR)(a)	6,172	136,216
Vodafone Group plc (ADR)(a)	182	6,394
		253,856
TOTAL COMMON STOCKS (cost $66,331,171)		67,501,548

EXCHANGE TRADED FUNDS - 0.7%
Alerian MLP ETF	1,477	25,257
Market Vectors Gold Miners ETF	705	15,714
SPDR S&P 500 ETF Trust	2,650	528,596
TOTAL EXCHANGE TRADED FUNDS (cost $536,914)		569,567

	SHARES	VALUE

MUTUAL FUNDS - 0.6%
BlackRock Debt Strategies Fund, Inc.	25,800	$94,686
BlackRock Floating Rate Income Strategies Fund, Inc.	3,600	47,916
Eaton Vance Floating Rate Income Trust	3,500	48,440
Eaton Vance Municipal Income 2028 Term Trust	454	8,317
Eaton Vance Senior Floating Rate Trust	3,500	47,355
Invesco Senior Income Trust	10,600	47,488
Nuveen Credit Strategies Income Fund	5,500	48,180
Nuveen Dividend Advantage Municipal Fund 3	1,476	21,432
Nuveen Dividend Advantage Municipal Income Fund	1,358	20,044
Nuveen Floating Rate Income Fund	4,500	48,780
TOTAL MUTUAL FUNDS (cost $441,139)		432,638

	PRINCIPAL AMOUNT
CORPORATE BONDS - 6.1%
Air Freight & Logistics - 0.1%
FedEx Corp. 5.10%, 1/15/2044	$72,000	86,924

Automobiles - 0.5%
General Motors Co. 6.25%, 10/2/2043	310,000	388,275

Beverages - 0.1%
Heineken N.V. 4.00%, 10/1/2042(c)	70,000	72,007

Chemicals - 0.3%
Hexion U.S. Finance Corp. 6.63%, 4/15/2020	267,000	253,650

Diversified Consumer Services - 0.0%†
Cleveland Clinic Foundation /The 4.86%, 1/1/2114	38,000	43,329

Diversified Telecommunication Services - 0.3%
Altice Finco S.A. 8.13%, 1/15/2024(c)	193,000	200,720

See Accompanying Notes to the Consolidated Schedules of Investments.

70

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January 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Diversified Telecommunication Services (continued)
Intelsat Luxembourg S.A. 7.75%, 6/1/2021	$65,000	$64,837
		265,557
Electric Utilities - 0.2%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, 12/1/2020(d)	485,000	46,075
Entergy Arkansas, Inc. 4.95%, 12/15/2044	69,000	78,023
		124,098
Energy Equipment & Services - 0.3%
Hornbeck Offshore Services, Inc. 1.50%, 9/1/2019(a)	250,000	208,162

Gas Utilities - 0.2%
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/1/2021(a)	150,000	147,750
Midcontinent Express Pipeline LLC 6.70%, 9/15/2019(c)	32,000	35,421
		183,171
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.50%, 6/15/2043	56,000	65,051

Health Care Providers & Services - 0.7%
Children’s Hospital Medical Center 4.27%, 5/15/2044	28,000	31,355
Dignity Health 5.27%, 11/1/2064	42,000	48,871
Express Scripts Holding Co. 6.13%, 11/15/2041	81,000	108,037
inVentiv Health, Inc. 11.00%, 8/15/2018(c)	378,000	348,705
		536,968
Hotels, Restaurants & Leisure - 0.1%
Yum! Brands, Inc. 5.35%, 11/1/2043	39,000	46,026

Internet Software & Services - 0.1%
EarthLink Holdings Corp. 7.38%, 6/1/2020	98,000	99,960

Machinery - 0.6%
Chart Industries, Inc. 2.00%, 8/1/2018(a)	63,000	58,850
	PRINCIPAL AMOUNT	VALUE
Machinery (continued)
Meritor, Inc. 7.88%, 3/1/2026(a)	$250,000	$377,400
		436,250
Media - 0.4%
Comcast Corp. 4.75%, 3/1/2044	59,000	71,663
Postmedia Network, Inc. 12.50%, 7/15/2018	195,000	205,803
		277,466
Metals & Mining - 0.2%
Cliffs Natural Resources, Inc. 5.70%, 1/15/2018	167,000	136,940

Oil, Gas & Consumable Fuels - 0.9%
Dynagas LNG Partners LP / Dynagas Finance, Inc. 6.25%, 10/30/2019	42,000	38,220
EP Energy LLC / Everest Acquisition Finance, Inc. 7.75%, 9/1/2022	214,000	205,440
Kinder Morgan, Inc. 5.55%, 6/1/2045	19,000	20,655
Laredo Petroleum, Inc. 7.38%, 5/1/2022	112,000	107,800
Rosetta Resources, Inc. 5.88%, 6/1/2024	144,000	131,760
Talisman Energy, Inc. 6.25%, 2/1/2038	177,000	186,806
		690,681
Pharmaceuticals - 0.1%
Pfizer, Inc. 4.40%, 5/15/2044	70,000	81,591

Software - 0.6%
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC 9.25%, 1/15/2018	504,000	507,780

Technology Hardware, Storage & Peripherals - 0.3%
Dell, Inc.
5.40%, 9/10/2040	151,000	141,563
6.50%, 4/15/2038	85,000	86,062
		227,625
TOTAL CORPORATE BONDS (cost $4,647,534)		4,731,511

See Accompanying Notes to the Consolidated Schedules of Investments.

71

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January 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
MUNICIPAL BONDS - 2.3%
Arizona - 0.4%
City of Glendale, Transportation Excise Tax, Revenue Bonds, 3.00%, 7/1/2031	$45,000	$44,423
La Paz County Arizona Industrial Development Authority Taxable Senior LIEN-LCS Correction Services, 7.00%, 3/1/2034	290,000	291,227
		335,650
Arkansas - 0.0%†
Arkansas Tech University Housing System, Revenue Bonds, 3.63%, 5/1/2039	5,000	5,067
Arkansas Tech University Student Fee, Revenue Bonds, Series A, 3.63%, 5/1/2039	15,000	15,201
		20,268
California - 0.2%
Atascadero Unified School District, Election of 2010, General Obligation, Series B, 4.00%, 8/1/2040	15,000	15,738
Cotati-Rohnert Park Unified School District, Election of 2014, Series A, 4.00%, 8/1/2049	50,000	52,279
Rincon Valley Union School District, Election of 2014, Series A, 3.50%, 8/1/2039	20,000	20,406
Sausalito Marin City School District, General Obligation,
3.13%, 8/1/2035	5,000	4,913
3.13%, 8/1/2036	10,000	9,803
3.38%, 8/1/2042	30,000	30,034
Successor Agency to the Norco Community,Tax Allocation, Redevelopment Project Area No. 1, 3.25%, 3/1/2028	45,000	46,474
		179,647
Florida - 0.3%
City of Miami Gardens,
	PRINCIPAL AMOUNT	VALUE
Florida (continued)
5.00%, 7/1/2039	$115,000	$132,729
Miami-Dade County, General Obligation, Building Better Communities Program, Series B, 3.00%, 7/1/2030	95,000	94,882
		227,611
Illinois - 0.0%†
Cook County Community College District 504 (Triton), General Obligation Alternate Revenue Source Bonds, 3.50%, 6/1/2033	15,000	15,322

Massachusetts - 0.1%
Springfield Water & Sewer Commission, Series A, 3.63%, 7/15/2034	35,000	36,651

Michigan - 0.1%
County of Calhoun, Limited Tax,
3.63%, 4/1/2036	15,000	15,592
3.75%, 4/1/2039	5,000	5,217
Marshall Public Schools, General Obligation, 3.00%, 11/1/2030	20,000	19,814
		40,623
Missouri - 0.1%
Health & Educational Facilities Authority, Mercy Health, Revenue Bonds, Series F, 4.00%, 11/15/2045	60,000	61,614
Health & Educational Facilities Authority, Washington University, Revenue Bonds, Series A, 4.07%, 10/15/2044	25,000	28,717
Missouri Development Finance Board, Annual Appropriation, Fulton State Hospital Project, Revenue Bonds,

See Accompanying Notes to the Consolidated Schedules of Investments.

72

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Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Missouri (continued)
3.25%, 10/1/2032	$15,000	$15,050
		105,381
Nebraska - 0.0%†
Platte County School District No. 0001, Columbus Public Schools, 3.50%, 12/15/2039	15,000	15,327

New York - 0.2%
Dormitory Authority of the State of New York, Personal Income Tax, Revenue Bonds, 4.00%, 3/15/2032	125,000	137,159

Ohio - 0.6%
Bethel Local School District, School Improvement, Series B, 4.00%, 11/1/2051	30,000	31,123
Brunswick City School District, 3.75%, 12/1/2031	20,000	20,913
City of Lima, Sanitary Sewer System Improvement, Revenue Bonds, 4.00%, 12/1/2044	10,000	10,333
Cloverleaf Local School District, 3.50%, 3/1/2032	30,000	30,829
Cuyahoga County Public Library, Library Fund and Facilities, Revenue Bonds, 3.63%, 12/1/2035	50,000	51,607
Elyria City School District, Classroom Facilities & School Improvement, General Obligation, 3.00%, 12/1/2035	35,000	34,307
Liberty Center Local School District, Classroom Facilities & School Improvement, 4.13%, 11/1/2051	40,000	41,671
Northwood Local School District, School Facilities Construction & Improvement, Series A, 4.00%, 7/15/2051	75,000	77,499
University of Ohio, Revenue Bonds, 5.59%, 12/1/2114	140,000	166,146
		464,428
	PRINCIPAL AMOUNT	VALUE
Pennsylvania - 0.0%†
Charleroi Borough Authority, Water Revenue Bonds, 3.75%, 12/1/2038	$5,000	$5,146

South Carolina - 0.0%†
College of Charleston Academic and Administrative Facilities, Revenue Bonds, Series A, 3.63%, 4/1/2033	35,000	35,934

Tennessee - 0.0%†
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System, Revenue Bonds, Series A, 4.13%, 10/1/2039	35,000	36,026

Utah - 0.1%
Utah Transit Authority, Sales Tax, Revenue Bonds, Series A, 5.00%, 6/15/2038	30,000	36,418

Virginia - 0.1%
Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, 4.00%, 10/1/2038	40,000	40,673

West Virginia - 0.1%
Concord University Board of Governors, Revenue Bonds,
4.00%, 6/1/2035	15,000	15,655
4.00%, 6/1/2039	10,000	10,327
4.00%, 6/1/2044	30,000	31,080
		57,062
TOTAL MUNICIPAL BONDS (cost $1,701,604)		1,789,326

See Accompanying Notes to the Consolidated Schedules of Investments.

73

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January 31, 2015 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
SOVEREIGN GOVERNMENTS - 0.1%
Germany - 0.1%
Bundesrepublik Deutschland 1.00%, 8/15/2024	EUR	85,000	$102,663

TOTAL SOVEREIGN GOVERNMENTS (cost $102,030)			102,663

U.S. GOVERNMENT SECURITIES - 2.7%
U.S. Treasury Bonds 3.13%, 8/15/2044		$987,000	1,176,678
U.S. Treasury Notes
1.63%, 12/31/2019		26,000	26,572
2.25%, 11/15/2024(a)		837,000	881,921
TOTAL U.S. GOVERNMENT SECURITIES (cost $2,019,143)			2,085,171
		NO. OF RIGHTS
RIGHTS - 0.0%†
Providence Service Corp./The, expiring 02/05/2015*		10	—
Sanofi, expiring 12/31/2020*		12,391	9,665
TOTAL RIGHTS (cost $6,336)			9,665
		NO. OF WARRANTS
WARRANTS - 0.0%†
Kinder Morgan, Inc., expiring 05/25/2017 @ $40*		8,200	30,996
TOTAL WARRANTS (cost $33,150)			30,996
		CONTRACTS
PURCHASED OPTIONS - 0.2%
Call Options Purchased - 0.1%
Amazon.com, Inc., 2/20/2015 @ 310*		5	22,750
American Airlines Group, Inc., 2/20/2015 @ 52.50*		15	1,350
Dow Chemicals Co./The, 3/20/2015 @ 45*		9	1,647
eBay, Inc., 1/15/2016 @ 50*		39	28,470
Energy Select Sector SPDR Fund,
3/20/2015 @ 80*		38	4,940
	CONTRACTS	VALUE
Call Options Purchased (continued)
3/20/2015 @ 81*	14	$1,428
Kansas City Southern, 3/20/2015 @ 125*	5	75
Kraft Foods Group, Inc., 3/20/2015 @ 65*	12	3,180
Vale S.A., 9/18/2015 @ 8*	23	1,495
		65,335
Put Options Purchased - 0.1%
AT&T, Inc.,
2/20/2015 @ 33*	14	924
2/20/2015 @ 34*	14	1,792
Eli Lilly & Co., 4/17/2015 @ 65*	4	236
Energy Select Sector SPDR Fund,
2/20/2015 @ 73*	57	7,353
iShares Russell 2000 ETF,
2/20/2015 @ 113*	77	12,243
2/20/2015 @ 115*	30	6,450
PulteGroup, Inc., 4/17/2015 @ 19*	14	700
S&P 500 Index,
2/13/2015 @ 1,980*	6	16,278
2/20/2015 @ 2,000*	4	15,740
SPDR S&P 500 ETF Trust,
2/20/2015 @ 195*	39	8,151
6/19/2015 @ 187*	22	12,100
		81,967
TOTAL PURCHASED OPTIONS (premiums paid $147,895)		147,302
TOTAL INVESTMENT IN SECURITIES (cost $75,966,916)		77,400,387

SECURITIES SOLD SHORT	SHARES
COMMON STOCKS - (49.6%)
Aerospace & Defense - (0.9%)
Alliant Techsystems, Inc.	(547)	(71,279)
B/E Aerospace, Inc.*	(200)	(11,666)
Boeing Co./The	(2,207)	(320,831)
Embraer S.A. (ADR)	(1,958)	(69,039)
Esterline Technologies Corp.*	(18)	(2,018)
General Dynamics Corp.	(313)	(41,695)
Moog, Inc., Class A*	(254)	(17,856)
Orbital Sciences Corp.*	(196)	(5,506)

See Accompanying Notes to the Consolidated Schedules of Investments.

74

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January 31, 2015 (Unaudited)

	SHARES	VALUE
Aerospace & Defense (continued)
Precision Castparts Corp.	(451)	$(90,245)
Rockwell Collins, Inc.	(800)	(68,496)
Triumph Group, Inc.	(313)	(17,860)
		(716,491)
Air Freight & Logistics - (0.1%)
United Parcel Service, Inc., Class B, Class B	(1,070)	(105,759)

Airlines - (0.0%)†
American Airlines Group, Inc.	(200)	(9,816)
WestJet Airlines Ltd.	(784)	(18,769)
		(28,585)
Auto Components - (0.3%)
Autoliv, Inc.	(711)	(75,409)
BorgWarner, Inc.	(433)	(23,386)
Dorman Products, Inc.*	(607)	(27,758)
Federal-Mogul Holdings Corp.*	(2,152)	(29,116)
Superior Industries International, Inc.	(1,127)	(20,568)
Visteon Corp.*	(800)	(77,560)
		(253,797)
Automobiles - (0.5%)
Ford Motor Co.	(14,098)	(207,382)
Tesla Motors, Inc.*	(800)	(162,880)
		(370,262)
Banks - (2.9%)
Banco Bradesco S.A. (ADR)	(134)	(1,672)
Bank of America Corp.	(374)	(5,666)
Bank of Ireland (ADR)*	(296)	(3,570)
Bank of Montreal	(202)	(11,611)
Bank of Nova Scotia/The	(1,147)	(55,102)
Bank of the Ozarks, Inc.	(359)	(11,642)
Barclays plc (ADR)	(3,238)	(45,462)
BB&T Corp.	(529)	(18,668)
Canadian Imperial Bank of Commerce	(415)	(28,809)
CIT Group, Inc.	(4,000)	(175,280)
Citigroup, Inc.	(1,574)	(73,899)
First Republic Bank/CA	(1,082)	(55,096)
Grupo Financiero Galicia S.A. (ADR)	(292)	(4,777)
HDFC Bank Ltd. (ADR)	(604)	(34,416)
Huntington Bancshares, Inc./OH	(32,800)	(328,656)
	SHARES	VALUE
Banks (continued)
ING Groep N.V. (ADR)*	(1)	$(12)
Investors Bancorp, Inc.	(12,000)	(132,120)
Itau Unibanco Holding S.A. (ADR)	(4,324)	(52,407)
JPMorgan Chase & Co.	(1,069)	(58,132)
LegacyTexas Financial Group, Inc.	(304)	(6,025)
M&T Bank Corp.	(247)	(27,951)
PNC Financial Services Group, Inc./The	(700)	(59,178)
Regions Financial Corp.	(3,917)	(34,078)
Royal Bank of Canada	(41)	(2,320)
SunTrust Banks, Inc.	(1,600)	(61,472)
SVB Financial Group*	(1,000)	(112,900)
Toronto-Dominion Bank./The	(1,667)	(66,397)
U.S. Bancorp	(7,092)	(297,226)
Wells Fargo & Co.	(8,121)	(421,642)
Westamerica Bancorp	(1,579)	(64,234)
		(2,250,420)
Beverages - (0.6%)
Anheuser-Busch InBev N.V. (ADR)	(327)	(39,917)
Brown-Forman Corp., Class B	(1,533)	(136,238)
Coca-Cola Co./The	(3,130)	(128,862)
Constellation Brands, Inc., Class A*	(132)	(14,579)
Crimson Wine Group Ltd.*	(806)	(7,254)
Diageo plc (ADR)	(543)	(64,145)
Dr Pepper Snapple Group, Inc.	(948)	(73,252)
Fomento Economico Mexicano SAB de CV (ADR)*	(408)	(34,092)
		(498,339)
Biotechnology - (0.6%)
Acorda Therapeutics, Inc.*	(334)	(13,878)
Alkermes plc*	(642)	(46,384)
Alnylam Pharmaceuticals, Inc.*	(202)	(18,954)
Amgen, Inc.	(10)	(1,523)
Arena Pharmaceuticals, Inc.*	(1,300)	(5,603)
ARIAD Pharmaceuticals, Inc.*	(900)	(5,805)
Celldex Therapeutics, Inc.*	(300)	(6,426)
Cepheid*	(1,284)	(72,559)
Exact Sciences Corp.*	(200)	(5,442)
Gilead Sciences, Inc.*	(719)	(75,373)
Incyte Corp.*	(902)	(71,898)

See Accompanying Notes to the Consolidated Schedules of Investments.

75

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January 31, 2015 (Unaudited)

	SHARES	VALUE
Biotechnology (continued)
Neurocrine Biosciences, Inc.*	(2,002)	$(67,387)
Novavax, Inc.*	(800)	(6,248)
Regeneron Pharmaceuticals, Inc.*	(56)	(23,333)
Seattle Genetics, Inc.*	(200)	(6,232)
Synageva BioPharma Corp.*	(123)	(14,172)
		(441,217)
Building Products - (0.5%)
AO Smith Corp.	(488)	(28,992)
Apogee Enterprises, Inc.	(447)	(19,337)
Armstrong World Industries, Inc.*	(568)	(28,798)
Fortune Brands Home & Security, Inc.	(2,958)	(132,489)
Lennox International, Inc.	(638)	(62,722)
Masonite International Corp.*	(332)	(20,823)
Owens Corning	(341)	(13,657)
USG Corp.*	(1,759)	(53,561)
		(360,379)
Capital Markets - (1.8%)
BlackRock, Inc.	(600)	(204,306)
Charles Schwab Corp./The	(1,028)	(26,707)
Cohen & Steers, Inc.	(196)	(8,248)
Credit Suisse Group AG (ADR)*	(903)	(18,999)
Deutsche Bank AG	(1,200)	(34,776)
E*TRADE Financial Corp.*	(1,628)	(37,525)
Eaton Vance Corp.	(853)	(34,333)
Federated Investors, Inc., Class B	(445)	(14,066)
Financial Engines, Inc.	(453)	(16,263)
Franklin Resources, Inc.	(2,024)	(104,297)
FXCM, Inc., Class A	(304)	(669)
Goldman Sachs Group, Inc./The	(1,573)	(271,201)
Greenhill & Co., Inc.	(60)	(2,213)
Janus Capital Group, Inc.	(4,014)	(70,406)
Morgan Stanley	(1,817)	(61,433)
Raymond James Financial, Inc.	(2,900)	(152,598)
State Street Corp.	(3,500)	(250,285)
TD Ameritrade Holding Corp.	(2,073)	(67,144)
		(1,375,469)
Chemicals - (2.0%)
Agrium, Inc.	(1,910)	(203,702)
Ashland, Inc.	(500)	(59,260)
Axiall Corp.	(1,489)	(65,888)
Cabot Corp.	(1,578)	(66,923)
Celanese Corp.	(800)	(43,008)
	SHARES	VALUE
Chemicals (continued)
Chemtura Corp.*	(629)	$(13,706)
Dow Chemicals Co./The	(5,000)	(225,800)
Ecolab, Inc.	(468)	(48,564)
EI du Pont de Nemours & Co.	(700)	(49,847)
HB Fuller Co.	(1,143)	(47,034)
LyondellBasell Industries N.V., Class A	(1,500)	(118,635)
Methanex Corp.	(144)	(6,350)
Olin Corp.	(3,193)	(80,049)
Potash Corp of Saskatchewan, Inc.	(1,225)	(44,762)
Praxair, Inc.	(2,576)	(310,640)
RPM International, Inc.	(2,028)	(97,060)
Sherwin-Williams Co./The	(147)	(39,877)
Sigma-Aldrich Corp.	(400)	(55,008)
Sociedad Quimica y Minera de Chile S.A. (ADR)	(13)	(310)
W.R. Grace & Co.*	(100)	(8,668)
		(1,585,091)
Commercial Services & Supplies - (0.3%)
Brink’s Co./The	(177)	(3,966)
Copart, Inc.*	(130)	(4,758)
HNI Corp.	(577)	(28,417)
Republic Services, Inc.	(1,600)	(63,488)
Ritchie Bros Auctioneers, Inc.	(527)	(13,175)
Stericycle, Inc.*	(800)	(105,032)
Tyco International plc	(1,244)	(50,768)
		(269,604)
Communications Equipment - (0.9%)
ADTRAN, Inc.	(419)	(9,264)
ARRIS Group, Inc.*	(1,510)	(39,592)
Aruba Networks, Inc.*	(1,498)	(24,837)
Brocade Communications Systems, Inc.	(3,800)	(42,256)
Cisco Systems, Inc.	(1,003)	(26,444)
F5 Networks, Inc.*	(657)	(73,334)
Finisar Corp.*	(3,687)	(66,882)
Ixia*	(183)	(1,856)
JDS Uniphase Corp.*	(259)	(3,147)
Juniper Networks, Inc.	(6,200)	(140,926)
Motorola Solutions, Inc.	(1,400)	(87,374)
Nokia OYJ (ADR)	(6,229)	(47,341)
Palo Alto Networks, Inc.*	(580)	(73,306)
Sierra Wireless, Inc.*	(505)	(18,236)
Telefonaktiebolaget LM Ericsson (ADR)	(1,386)	(16,812)

See Accompanying Notes to the Consolidated Schedules of Investments.

76

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January 31, 2015 (Unaudited)

	SHARES	VALUE
Communications Equipment (continued)
Ubiquiti Networks, Inc.	(1,018)	$(26,768)
		(698,375)
Construction & Engineering - (0.5%)
Chicago Bridge & Iron Co. N.V.	(1)	(34)
Fluor Corp.	(2,200)	(117,898)
Jacobs Engineering Group, Inc.*	(5,300)	(201,930)
MasTec, Inc.*	(3,636)	(67,339)
		(387,201)
Construction Materials - (0.2%)
Cemex SAB de CV (ADR)*	(20,912)	(185,908)

Consumer Finance - (0.4%)
Ally Financial, Inc.*	(4,300)	(80,453)
American Express Co.	(2,600)	(209,794)
Capital One Financial Corp.	(409)	(29,943)
PRA Group, Inc.*	(127)	(6,289)
SLM Corp.	(1,745)	(15,897)
		(342,376)
Containers & Packaging - (0.5%)
Avery Dennison Corp.	(2,102)	(109,871)
Ball Corp.	(1,863)	(117,984)
Bemis Co., Inc.	(400)	(17,720)
Crown Holdings, Inc.*	(832)	(36,866)
Packaging Corp of America	(1,425)	(108,086)
Rock Tenn Co., Class A	(224)	(14,538)
		(405,065)
Diversified Consumer Services - (0.0%)†
Apollo Education Group, Inc., Class A*	(1,121)	(28,316)

Diversified Financial Services - (0.6%)
Berkshire Hathaway, Inc., Class B*	(481)	(69,221)
CBOE Holdings, Inc.	(642)	(41,390)
CME Group, Inc.	(1,000)	(85,300)
Intercontinental Exchange, Inc.	(600)	(123,438)
Leucadia National Corp.	(2,600)	(58,942)
MSCI, Inc.	(701)	(37,728)
NASDAQ OMX Group, Inc./The	(204)	(9,302)
PHH Corp.*	(580)	(14,465)
		(439,786)
	SHARES	VALUE
Diversified Telecommunication Services - (0.2%)
8x8, Inc.*	(2,805)	$(21,627)
AT&T, Inc.	(1,587)	(52,244)
BCE, Inc.	(651)	(29,913)
CenturyLink, Inc.	(200)	(7,434)
China Unicom Hong Kong Ltd. (ADR)	(398)	(5,950)
Telefonica Brasil S.A. (ADR)	(1,506)	(27,771)
Verizon Communications, Inc.	(945)	(43,196)
		(188,135)
Electric Utilities - (0.5%)
Cia Paranaense de Energia (ADR)	(123)	(1,427)
CPFL Energia S.A. (ADR)	(345)	(4,316)
Duke Energy Corp.	(19)	(1,656)
Exelon Corp.	(1,941)	(69,953)
ITC Holdings Corp.	(1,100)	(46,794)
Northeast Utilities	(4,429)	(246,164)
Portland General Electric Co.	(170)	(6,749)
Southern Co./The	(789)	(40,018)
		(417,077)
Electrical Equipment - (1.2%)
ABB Ltd. (ADR)*	(1,436)	(27,485)
Babcock & Wilcox Co./The	(201)	(5,473)
Eaton Corp. plc	(2,400)	(151,416)
Emerson Electric Co.	(5,718)	(325,583)
Franklin Electric Co., Inc.	(1,311)	(44,849)
Generac Holdings, Inc.*	(1,409)	(61,630)
General Cable Corp.	(1,621)	(18,544)
GrafTech International Ltd.*	(2,470)	(8,966)
Rockwell Automation, Inc.	(635)	(69,164)
Sensata Technologies Holding N.V.*	(1,012)	(49,912)
SolarCity Corp.*	(4,118)	(200,176)
		(963,198)
Electronic Equipment, Instruments & Components - (0.3%)
Agilysys, Inc.*	(1,218)	(12,643)
Cognex Corp.*	(202)	(7,423)
Corning, Inc.	(2,808)	(66,746)
IPG Photonics Corp.*	(87)	(6,494)
Jabil Circuit, Inc.	(1,400)	(28,854)
Tech Data Corp.*	(120)	(6,852)
Trimble Navigation Ltd.*	(2,682)	(63,939)
Universal Display Corp.*	(458)	(14,592)

See Accompanying Notes to the Consolidated Schedules of Investments.

77

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January 31, 2015 (Unaudited)

	SHARES	VALUE
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A*	(3)	$(250)
		(207,793)
Energy Equipment & Services - (1.3%)
Atwood Oceanics, Inc.	(2,000)	(57,160)
Bristow Group, Inc.	(334)	(18,607)
CARBO Ceramics, Inc.	(187)	(6,130)
Core Laboratories N.V.	(174)	(16,138)
Ensco plc, Class A	(540)	(15,142)
Exterran Holdings, Inc.	(696)	(18,869)
FMC Technologies, Inc.*	(1,885)	(70,650)
Gulfmark Offshore, Inc., Class A	(1,425)	(28,115)
Helmerich & Payne, Inc.	(2,000)	(119,120)
National Oilwell Varco, Inc.	(3,908)	(212,712)
Oil States International, Inc.*	(2,076)	(85,261)
Rowan Cos. plc, Class A	(3,200)	(67,584)
RPC, Inc.	(360)	(4,489)
Schlumberger Ltd.	(915)	(75,387)
Superior Energy Services, Inc.	(566)	(11,320)
Tenaris S.A. (ADR)	(2,508)	(70,826)
Tidewater, Inc.	(3,400)	(99,484)
US Silica Holdings, Inc.	(48)	(1,210)
Weatherford International plc*	(5,217)	(53,892)
		(1,032,096)
Food & Staples Retailing - (0.5%)
Costco Wholesale Corp.	(152)	(21,734)
CVS Health Corp.	(347)	(34,061)
Fairway Group Holdings Corp.*	(93)	(424)
PriceSmart, Inc.	(112)	(9,159)
Roundy’s, Inc.*	(5,096)	(18,346)
United Natural Foods, Inc.*	(206)	(15,920)
Wal-Mart Stores, Inc.	(854)	(72,573)
Whole Foods Market, Inc.	(4,534)	(236,199)
		(408,416)
Food Products - (1.6%)
BRF S.A. (ADR)	(1,421)	(33,706)
ConAgra Foods, Inc.	(5,368)	(190,188)
Dean Foods Co.	(1,700)	(30,804)
Flowers Foods, Inc.	(797)	(15,589)
Hain Celestial Group, Inc./The*	(751)	(39,630)
JM Smucker Co./The	(3,308)	(341,220)
Kellogg Co.	(600)	(39,348)
Keurig Green Mountain, Inc.	(1,047)	(128,320)
	SHARES	VALUE
Food Products (continued)
Lancaster Colony Corp.	(377)	$(33,904)
McCormick & Co., Inc./MD	(4,400)	(314,116)
Pilgrim’s Pride Corp.	(2,385)	(64,753)
Tootsie Roll Industries, Inc.	(1,065)	(33,218)
		(1,264,796)
Gas Utilities - (0.2%)
AGL Resources, Inc.	(2,744)	(154,707)
National Fuel Gas Co.	(334)	(21,186)
UGI Corp.	(358)	(13,242)
		(189,135)
Health Care Equipment & Supplies - (0.9%)
Abbott Laboratories	(300)	(13,428)
Align Technology, Inc.*	(42)	(2,228)
Cooper Cos., Inc./The	(245)	(38,624)
Cyberonics, Inc.*	(714)	(39,677)
DENTSPLY International, Inc.	(1,029)	(51,476)
Edwards Lifesciences Corp.*	(600)	(75,210)
Haemonetics Corp.*	(440)	(17,424)
Hill-Rom Holdings, Inc.	(976)	(46,614)
Hologic, Inc.*	(2,828)	(85,872)
IDEXX Laboratories, Inc.*	(295)	(46,734)
Insulet Corp.*	(903)	(26,539)
Integra LifeSciences Holdings Corp.*	(320)	(17,830)
Natus Medical, Inc.*	(443)	(16,657)
ResMed, Inc.	(985)	(61,533)
Sirona Dental Systems, Inc.*	(149)	(13,443)
St Jude Medical, Inc.	(132)	(8,695)
Teleflex, Inc.	(100)	(10,956)
Thoratec Corp.*	(779)	(27,958)
Varian Medical Systems, Inc.*	(740)	(68,494)
West Pharmaceutical Services, Inc.	(392)	(19,330)
Wright Medical Group, Inc.*	(188)	(4,589)
		(693,311)
Health Care Providers & Services - (0.9%)
Adeptus Health, Inc., Class A*	(484)	(15,222)
Amsurg Corp.*	(720)	(39,730)
Brookdale Senior Living, Inc.*	(3,000)	(101,250)
Community Health Systems, Inc.*	(21)	(989)
DaVita HealthCare Partners, Inc.*	(150)	(11,259)
Express Scripts Holding Co.*	(911)	(73,527)
Henry Schein, Inc.*	(193)	(26,648)

See Accompanying Notes to the Consolidated Schedules of Investments.

78

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January 31, 2015 (Unaudited)

	SHARES	VALUE
Health Care Providers & Services (continued)
Kindred Healthcare, Inc.	(1,307)	$(24,127)
Laboratory Corp of America Holdings*	(71)	(8,149)
LifePoint Hospitals, Inc.*	(384)	(25,052)
MEDNAX, Inc.*	(383)	(26,002)
Molina Healthcare, Inc.*	(517)	(26,320)
Omnicare, Inc.	(2,287)	(171,479)
Quest Diagnostics, Inc.	(400)	(28,428)
Select Medical Holdings Corp.	(1,370)	(18,522)
Tenet Healthcare Corp.*	(1,437)	(60,756)
Universal Health Services, Inc., Class B	(307)	(31,477)
WellCare Health Plans, Inc.*	(186)	(13,550)
		(702,487)
Health Care Technology - (0.1%)
Allscripts Healthcare Solutions, Inc.*	(1,039)	(12,375)
athenahealth, Inc.*	(116)	(16,206)
HMS Holdings Corp.*	(684)	(13,533)
		(42,114)
Hotels, Restaurants & Leisure - (1.7%)
Bob Evans Farms, Inc.	(185)	(10,429)
Boyd Gaming Corp.*	(752)	(9,821)
Cheesecake Factory, Inc./The	(540)	(28,355)
Chuy’s Holdings, Inc.*	(909)	(19,425)
Cracker Barrel Old Country Store, Inc.	(147)	(19,773)
Darden Restaurants, Inc.	(2,800)	(171,864)
Domino’s Pizza, Inc.	(687)	(68,047)
Habit Restaurants, Inc./The, Class A*	(381)	(12,573)
Krispy Kreme Doughnuts, Inc.*	(968)	(18,847)
Las Vegas Sands Corp.	(1,352)	(73,508)
Marriott International, Inc., Class A	(3,988)	(297,106)
Melco Crown Entertainment Ltd. (ADR)	(3,464)	(83,136)
MGM Resorts International*	(7,225)	(140,743)
Panera Bread Co., Class A*	(403)	(69,260)
Six Flags Entertainment Corp.	(669)	(28,740)
Starbucks Corp.	(374)	(32,736)
Starwood Hotels & Resorts Worldwide, Inc.	(500)	(35,985)
Texas Roadhouse, Inc.	(546)	(18,340)
Wendy’s Co./The	(2,379)	(25,075)
	SHARES	VALUE
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp.	(200)	$(16,758)
Wynn Resorts Ltd.	(490)	(72,496)
Yum! Brands, Inc.	(494)	(35,706)
Zoe’s Kitchen, Inc.*	(507)	(15,687)
		(1,304,410)
Household Durables - (0.6%)
DR Horton, Inc.	(1,800)	(44,136)
Garmin Ltd.	(1,381)	(72,309)
Harman International Industries, Inc.	(26)	(3,371)
Jarden Corp.*	(163)	(7,827)
Leggett & Platt, Inc.	(529)	(22,551)
Lennar Corp., Class A	(100)	(4,491)
Meritage Homes Corp.*	(1,527)	(55,598)
Mohawk Industries, Inc.*	(308)	(50,833)
Sony Corp. (ADR)	(2,363)	(55,034)
Tempur Sealy International, Inc.*	(771)	(42,428)
Toll Brothers, Inc.*	(2,200)	(76,164)
		(434,742)
Household Products - (1.0%)
Church & Dwight Co., Inc.	(2,200)	(178,024)
Colgate-Palmolive Co.	(3,200)	(216,064)
Procter & Gamble Co./The	(3,800)	(320,302)
WD-40 Co.	(420)	(34,465)
		(748,855)
Independent Power and Renewable Electricity Producers - (0.3%)
AES Corp.	(18,600)	(227,292)
Calpine Corp.*	(87)	(1,816)
Dynegy, Inc.*	(608)	(16,611)
		(245,719)
Industrial Conglomerates - (0.1%)
Carlisle Cos., Inc.	(400)	(35,872)
General Electric Co.	(1,181)	(28,214)
Raven Industries, Inc.	(792)	(16,981)
		(81,067)
Insurance - (1.2%)
ACE Ltd.	(700)	(75,572)
Aflac, Inc.	(2,075)	(118,441)
Allstate Corp./The	(602)	(42,014)
American International Group, Inc.	(339)	(16,567)
Arthur J Gallagher & Co.	(303)	(13,462)

See Accompanying Notes to the Consolidated Schedules of Investments.

79

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January 31, 2015 (Unaudited)

	SHARES	VALUE
Insurance (continued)
Assured Guaranty Ltd.	(1,609)	$(39,292)
Brown & Brown, Inc.	(633)	(19,528)
China Life Insurance Co., Ltd. (ADR)	(215)	(12,350)
Chubb Corp./The	(723)	(70,782)
Citizens, Inc.*	(4,071)	(29,393)
eHealth, Inc.*	(247)	(2,529)
Erie Indemnity Co., Class A	(720)	(62,395)
Everest Re Group Ltd.	(256)	(43,873)
First American Financial Corp.	(535)	(18,201)
FNF Group	(1,903)	(66,795)
Genworth Financial, Inc., Class A*	(2,977)	(20,779)
Loews Corp.	(900)	(34,434)
MBIA, Inc.*	(2,107)	(16,898)
MetLife, Inc.	(600)	(27,900)
Prudential Financial, Inc.	(89)	(6,753)
RenaissanceRe Holdings Ltd.	(42)	(4,017)
RLI Corp.	(1,769)	(82,984)
Torchmark Corp.	(241)	(12,067)
Willis Group Holdings plc	(700)	(30,310)
WR Berkley Corp.	(678)	(33,215)
		(900,551)
Internet & Catalog Retail - (0.7%)
Amazon.com, Inc.*	(368)	(130,467)
Ctrip.com International Ltd. (ADR)*	(1,514)	(71,998)
Groupon, Inc.*	(10,828)	(77,528)
Netflix, Inc.*	(487)	(215,157)
TripAdvisor, Inc.*	(200)	(13,402)
		(508,552)
Internet Software & Services - (1.0%)
Akamai Technologies, Inc.*	(762)	(44,314)
Baidu, Inc. (ADR)*	(340)	(74,093)
Dealertrack Technologies, Inc.*	(509)	(20,462)
eBay, Inc.*	(1,100)	(58,300)
Equinix, Inc.	(100)	(21,686)
Five9, Inc.*	(214)	(841)
Gogo, Inc.*	(293)	(4,259)
Google, Inc., Class A*	(105)	(56,443)
HomeAway, Inc.*	(100)	(2,549)
j2 Global, Inc.	(125)	(7,180)
NetEase, Inc. (ADR)	(503)	(54,953)
	SHARES	VALUE
Internet Software & Services (continued)
Pandora Media, Inc.*	(3,900)	$(64,740)
Qihoo 360 Technology Co., Ltd. (ADR)*	(1,195)	(69,931)
Rackspace Hosting, Inc.*	(1,800)	(80,928)
Shutterstock, Inc.*	(300)	(16,887)
SouFun Holdings Ltd. (ADR)	(5,900)	(36,049)
Twitter, Inc.*	(600)	(22,518)
WebMD Health Corp.*	(487)	(18,871)
XO Group, Inc.*	(379)	(6,231)
Xoom Corp.*	(457)	(6,741)
Zillow, Inc., Class A*	(844)	(81,800)
		(749,776)
IT Services - (0.6%)
Accenture plc, Class A	(471)	(39,578)
Alliance Data Systems Corp.*	(400)	(115,532)
Cardtronics, Inc.*	(63)	(2,117)
CoreLogic, Inc.*	(332)	(11,022)
Fiserv, Inc.*	(185)	(13,418)
Infosys Ltd. (ADR)	(2,134)	(72,727)
International Business Machines Corp.	(100)	(15,331)
NeuStar, Inc., Class A*	(728)	(19,139)
Paychex, Inc.	(349)	(15,796)
Teradata Corp.*	(1,628)	(72,544)
Western Union Co./The	(1,560)	(26,520)
WEX, Inc.*	(397)	(36,544)
		(440,268)
Leisure Products - (0.2%)
Hasbro, Inc.	(482)	(26,471)
Mattel, Inc.	(600)	(16,140)
Polaris Industries, Inc.	(667)	(96,442)
		(139,053)
Life Sciences Tools & Services - (0.2%)
Agilent Technologies, Inc.	(205)	(7,743)
Bruker Corp.*	(1,105)	(20,840)
Luminex Corp.*	(1,095)	(19,327)
PAREXEL International Corp.*	(824)	(50,231)
PerkinElmer, Inc.	(375)	(17,141)
Thermo Fisher Scientific, Inc.	(181)	(22,663)
Waters Corp.*	(286)	(34,048)
		(171,993)
Machinery - (2.5%)
Actuant Corp., Class A	(1,300)	(30,043)

See Accompanying Notes to the Consolidated Schedules of Investments.

80

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January 31, 2015 (Unaudited)

	SHARES	VALUE
Machinery (continued)
AGCO Corp.	(6,372)	$(276,162)
Altra Industrial Motion Corp.	(963)	(24,605)
Astec Industries, Inc.	(834)	(29,657)
Caterpillar, Inc.	(1,612)	(128,912)
CIRCOR International, Inc.	(102)	(5,038)
Colfax Corp.*	(5,545)	(251,244)
Cummins, Inc.	(600)	(83,676)
Deere & Co.	(554)	(47,195)
Donaldson Co., Inc.	(59)	(2,157)
Dover Corp.	(3,630)	(254,245)
Flowserve Corp.	(728)	(39,669)
Gorman-Rupp Co./The	(1,058)	(30,164)
Hardinge, Inc.	(189)	(2,156)
Manitowoc Co., Inc./The	(2,336)	(43,683)
Oshkosh Corp.	(700)	(29,995)
Pall Corp.	(454)	(43,929)
Parker-Hannifin Corp.	(2,200)	(256,212)
Pentair plc	(3,574)	(220,909)
Proto Labs, Inc.*	(461)	(29,684)
Sun Hydraulics Corp.	(612)	(22,179)
Terex Corp.	(2,275)	(51,142)
Titan International, Inc.	(2,309)	(20,642)
Trinity Industries, Inc.	(294)	(7,782)
Valmont Industries, Inc.	(74)	(8,889)
Wabtec Corp.	(188)	(15,689)
		(1,955,658)
Media - (1.1%)
AMC Networks, Inc., Class A*	(387)	(25,813)
Cablevision Systems Corp., Class A	(6,909)	(130,718)
CBS Corp., Class B	(1,700)	(93,177)
Charter Communications, Inc., Class A*	(600)	(90,669)
Cinemark Holdings, Inc.	(400)	(14,868)
Comcast Corp., Class A	(1,135)	(60,320)
DISH Network Corp., Class A*	(571)	(40,170)
Grupo Televisa SAB (ADR)*	(376)	(12,261)
IMAX Corp.*	(860)	(28,664)
Liberty Media Corp., Class A*	(1,300)	(44,265)
Omnicom Group, Inc.	(7)	(510)
Regal Entertainment Group, Class A	(754)	(15,955)
Scripps Networks Interactive, Inc., Class A	(2,100)	(149,289)
	SHARES	VALUE
Media (continued)
Thomson Reuters Corp.	(516)	$(19,814)
Time Warner, Inc.	(708)	(55,174)
Twenty-First Century Fox, Inc., Class A	(878)	(29,114)
Viacom, Inc., Class B	(221)	(14,237)
		(825,018)
Metals & Mining - (1.0%)
Agnico Eagle Mines Ltd.	(2,600)	(87,672)
Allegheny Technologies, Inc.	(1,153)	(32,895)
ArcelorMittal (NYRS)	(6,556)	(63,200)
Barrick Gold Corp.	(1,400)	(17,892)
BHP Billiton Ltd. (ADR)	(1,641)	(76,027)
Franco-Nevada Corp.	(1,303)	(75,053)
Goldcorp, Inc.	(2,618)	(62,910)
Newmont Mining Corp.	(1,400)	(35,210)
Randgold Resources Ltd. (ADR)	(183)	(15,603)
Rio Tinto plc (ADR)	(1,653)	(72,947)
Royal Gold, Inc.	(48)	(3,478)
Southern Copper Corp.	(2,207)	(60,207)
Stillwater Mining Co.*	(1,404)	(19,193)
United States Steel Corp.	(970)	(23,707)
Vale S.A. (ADR)	(15,778)	(110,919)
		(756,913)
Multiline Retail - (0.3%)
Big Lots, Inc.	(1,602)	(73,548)
Bon-Ton Stores, Inc./The	(1,855)	(10,166)
J.C. Penney Co., Inc.*	(8,700)	(63,249)
Macy’s, Inc.	(1,147)	(73,270)
		(220,233)
Multi-Utilities - (0.9%)
Ameren Corp.	(1,700)	(76,976)
CMS Energy Corp.	(1,200)	(45,276)
Consolidated Edison, Inc.	(1,250)	(86,600)
Dominion Resources, Inc.	(300)	(23,067)
DTE Energy Co.	(1,000)	(89,660)
National Grid plc (ADR)	(249)	(17,514)
NiSource, Inc.	(3,300)	(142,758)
SCANA Corp.	(909)	(57,967)
Wisconsin Energy Corp.	(2,305)	(128,550)
		(668,368)
Oil, Gas & Consumable Fuels - (4.2%)
Antero Resources Corp.*	(100)	(3,465)

See Accompanying Notes to the Consolidated Schedules of Investments.

81

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January 31, 2015 (Unaudited)

	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Bonanza Creek Energy, Inc.*	(1,700)	$(44,336)
BP plc (ADR)	(1,935)	(75,136)
Cabot Oil & Gas Corp.	(8,600)	(227,900)
Canadian Natural Resources Ltd.	(2,544)	(73,623)
Carrizo Oil & Gas, Inc.*	(1,676)	(75,588)
Cenovus Energy Inc.	(165)	(3,117)
Cheniere Energy, Inc.*	(200)	(14,276)
Chesapeake Energy Corp.	(3,104)	(59,535)
Chevron Corp.	(168)	(17,225)
Clean Energy Fuels Corp.*	(6,009)	(25,058)
CONSOL Energy, Inc.	(4,900)	(141,855)
Continental Resources, Inc.*	(1,738)	(78,905)
CVR Energy, Inc.	(355)	(13,604)
Denbury Resources, Inc.	(770)	(5,313)
Ecopetrol S.A. (ADR)	(456)	(7,433)
Enbridge, Inc.	(1,524)	(73,807)
Encana Corp.	(1,819)	(22,265)
EOG Resources, Inc.	(875)	(77,901)
EQT Corp.	(1,200)	(89,328)
Exxon Mobil Corp.	(856)	(74,832)
Golar LNG Ltd.	(2,100)	(59,556)
Gulfport Energy Corp.*	(3,500)	(134,715)
HollyFrontier Corp.	(800)	(28,736)
InterOil Corp.*	(658)	(24,747)
Kinder Morgan, Inc.	(5,025)	(206,276)
Laredo Petroleum, Inc.*	(4,900)	(48,069)
Marathon Petroleum Corp.	(7)	(648)
Murphy Oil Corp.	(3,500)	(157,185)
Noble Energy, Inc.	(1,900)	(90,706)
Oasis Petroleum, Inc.*	(3,601)	(48,397)
ONEOK, Inc.	(2,400)	(105,672)
Petroleo Brasileiro S.A. (ADR)	(5,468)	(32,863)
Phillips 66	(2,464)	(173,269)
Pioneer Natural Resources Co.	(200)	(30,106)
Range Resources Corp.	(1,200)	(55,524)
Rice Energy, Inc.*	(6,500)	(111,020)
Rosetta Resources, Inc.*	(478)	(8,159)
Royal Dutch Shell plc (ADR)	(911)	(55,981)
Ship Finance International Ltd.	(360)	(5,000)
SM Energy Co.	(1,971)	(74,543)
Southwestern Energy Co.*	(2,206)	(54,687)
Spectra Energy Corp.	(6,792)	(227,124)
Statoil ASA (ADR)	(2,834)	(47,611)
	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.	(2,473)	$(73,720)
Targa Resources Corp.	(812)	(70,506)
Teekay Corp.	(813)	(34,414)
TransCanada Corp.	(691)	(30,736)
Western Refining, Inc.	(399)	(14,815)
Whiting Petroleum Corp.*	(500)	(15,010)
YPF S.A. (ADR)	(1,133)	(26,569)
		(3,250,866)
Paper & Forest Products - (0.2%)
Deltic Timber Corp.	(915)	(57,188)
International Paper Co.	(1,856)	(97,737)
KapStone Paper and Packaging Corp.	(709)	(21,178)
Wausau Paper Corp.	(1,277)	(12,974)
		(189,077)
Personal Products - (0.2%)
Elizabeth Arden, Inc.*	(260)	(3,843)
Estee Lauder Cos., Inc./The, Class A	(800)	(56,472)
Herbalife Ltd.	(2,204)	(67,178)
		(127,493)
Pharmaceuticals - (0.9%)
Actavis plc*	(274)	(73,032)
AstraZeneca plc (ADR)	(1,043)	(74,095)
Dr Reddy’s Laboratories Ltd. (ADR)	(177)	(8,933)
Eli Lilly & Co.	(11)	(792)
GlaxoSmithKline plc (ADR)	(3,500)	(154,000)
Jazz Pharmaceuticals plc*	(435)	(73,663)
Johnson & Johnson	(544)	(54,476)
Mylan, Inc.*	(1,075)	(57,136)
Nektar Therapeutics*	(134)	(1,962)
Novartis AG (ADR)	(289)	(28,148)
Pacira Pharmaceuticals, Inc.*	(54)	(5,797)
Pfizer, Inc.	(929)	(29,031)
Salix Pharmaceuticals Ltd.*	(100)	(13,467)
Shire plc (ADR)	(337)	(73,891)
Valeant Pharmaceuticals International, Inc.*	(201)	(32,154)
		(680,577)
Professional Services - (0.2%)
Dun & Bradstreet Corp./The	(28)	(3,223)
Equifax, Inc.	(180)	(15,203)
IHS, Inc., Class A*	(382)	(43,980)

See Accompanying Notes to the Consolidated Schedules of Investments.

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January 31, 2015 (Unaudited)

	SHARES	VALUE
Professional Services (continued)
Paylocity Holding Corp.*	(400)	$(9,424)
Towers Watson & Co., Class A	(400)	(47,400)
Verisk Analytics, Inc., Class A*	(500)	(32,175)
		(151,405)
Real Estate Investment Trusts (REITs) - (1.0%)
American Realty Capital Properties, Inc.	(16,000)	(148,240)
Annaly Capital Management, Inc.	(4,300)	(45,408)
AvalonBay Communities, Inc.	(206)	(35,636)
Crown Castle International Corp.	(200)	(17,302)
DCT Industrial Trust, Inc.	(900)	(33,984)
Equity One, Inc.	(1,139)	(31,026)
Essex Property Trust, Inc.	(197)	(44,532)
Federal Realty Investment Trust	(272)	(39,105)
Medical Properties Trust, Inc.	(2,000)	(30,740)
National Retail Properties, Inc.	(1,400)	(59,976)
Pennsylvania Real Estate Investment Trust	(216)	(5,169)
Realty Income Corp.	(500)	(27,155)
Regency Centers Corp.	(835)	(57,248)
SL Green Realty Corp.	(700)	(88,200)
Taubman Centers, Inc.	(489)	(40,073)
Ventas, Inc.	(933)	(74,463)
		(778,257)
Real Estate Management & Development - (0.0%)†
E-House China Holdings Ltd. (ADR)	(1,188)	(8,162)
St. Joe Co./The*	(851)	(13,752)
		(21,914)
Road & Rail - (0.5%)
Avis Budget Group, Inc.*	(896)	(51,350)
Canadian National Railway Co.	(792)	(52,256)
Canadian Pacific Railway Ltd.	(421)	(73,536)
Con-way, Inc.	(622)	(25,483)
Hertz Global Holdings, Inc.*	(5,044)	(103,503)
Norfolk Southern Corp.	(722)	(73,622)
Saia, Inc.*	(692)	(29,140)
YRC Worldwide, Inc.*	(1,180)	(18,715)
		(427,605)
Semiconductors & Semiconductor Equipment - (1.2%)
ARM Holdings plc (ADR)	(1,558)	(72,977)
Cavium, Inc.*	(67)	(3,940)
Cirrus Logic, Inc.*	(1,368)	(36,252)
	SHARES	VALUE
Semiconductors & Semiconductor Equipment (continued)
Cree, Inc.*	(3,655)	$(129,241)
Cypress Semiconductor Corp.*	(4,900)	(72,177)
First Solar, Inc.*	(1,700)	(71,944)
Freescale Semiconductor Ltd.*	(460)	(14,761)
Intel Corp.	(438)	(14,472)
Maxim Integrated Products, Inc.	(1,793)	(59,330)
Microchip Technology, Inc.	(1,479)	(66,703)
Micron Technology, Inc.*	(2,524)	(73,865)
NVIDIA Corp.	(1,801)	(34,588)
NXP Semiconductor N.V.*	(939)	(74,500)
SunEdison, Inc.*	(3,908)	(73,197)
Synaptics, Inc.*	(1,097)	(84,261)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	(3,100)	(70,401)
Veeco Instruments, Inc.*	(59)	(1,721)
		(954,330)
Software - (0.9%)
Activision Blizzard, Inc.	(1,938)	(40,495)
ANSYS, Inc.*	(302)	(24,362)
Autodesk, Inc.*	(452)	(24,410)
Cadence Design Systems, Inc.*	(964)	(17,342)
Check Point Software Technologies Ltd.*	(100)	(7,717)
Ellie Mae, Inc.*	(268)	(11,856)
Interactive Intelligence Group, Inc.*	(365)	(14,804)
Intuit, Inc.	(600)	(52,092)
Manhattan Associates, Inc.*	(657)	(29,329)
Microsoft Corp.	(1,785)	(72,114)
NetSuite, Inc.*	(265)	(26,084)
Nuance Communications, Inc.*	(2,343)	(32,205)
Oracle Corp.	(675)	(28,276)
Qlik Technologies, Inc.*	(3,288)	(93,379)
SAP SE (ADR)	(1,139)	(74,445)
Take-Two Interactive Software, Inc.*	(3,259)	(96,858)
Verint Systems, Inc.*	(334)	(17,829)
		(663,597)
Specialty Retail - (2.4%)
American Eagle Outfitters, Inc.	(1,156)	(16,230)
Ascena Retail Group, Inc.*	(1,056)	(12,207)
AutoZone, Inc.*	(208)	(124,168)
Barnes & Noble, Inc.*	(339)	(7,963)

See Accompanying Notes to the Consolidated Schedules of Investments.

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January 31, 2015 (Unaudited)

	SHARES	VALUE
Specialty Retail (continued)
Chico’s FAS, Inc.	(2,370)	$(39,532)
Dick’s Sporting Goods, Inc.	(2,148)	(110,944)
DSW, Inc., Class A	(3,000)	(106,680)
Finish Line, Inc./The, Class A	(307)	(7,245)
Five Below, Inc.*	(1,541)	(51,346)
Foot Locker, Inc.	(3,979)	(211,762)
Gap, Inc./The	(1,760)	(72,494)
Guess?, Inc.	(636)	(11,944)
hhgregg, Inc.*	(2,724)	(14,955)
Home Depot, Inc./The	(214)	(22,346)
Lowe’s Cos., Inc.	(3,364)	(227,945)
Lumber Liquidators Holdings, Inc.*	(2,749)	(173,599)
Men’s Wearhouse, Inc./The	(731)	(33,970)
O’Reilly Automotive, Inc.*	(689)	(129,091)
Outerwall, Inc.*	(800)	(49,664)
Pier 1 Imports, Inc.	(1,169)	(19,651)
Rent-A-Center, Inc.	(750)	(25,710)
Restoration Hardware Holdings, Inc.*	(156)	(13,655)
Sally Beauty Holdings, Inc.*	(987)	(30,676)
Signet Jewelers Ltd.	(184)	(22,284)
Staples, Inc.	(10,439)	(177,985)
Tiffany & Co.	(841)	(72,864)
Tractor Supply Co.	(148)	(12,013)
Urban Outfitters, Inc.*	(2,059)	(71,777)
		(1,870,700)
Technology Hardware, Storage & Peripherals - (0.8%)
BlackBerry Ltd.*	(3,506)	(35,586)
EMC Corp.	(2,840)	(73,641)
Hewlett-Packard Co.	(1,987)	(71,790)
NCR Corp.*	(2,234)	(56,744)
SanDisk Corp.	(968)	(73,481)
Seagate Technology plc	(474)	(26,753)
Stratasys Ltd.*	(3,548)	(282,030)
Violin Memory, Inc.*	(2,766)	(10,621)
		(630,646)
Textiles, Apparel & Luxury Goods - (1.2%)
Carter’s, Inc.	(417)	(33,981)
Coach, Inc.	(5,800)	(215,702)
Crocs, Inc.*	(960)	(10,176)
Deckers Outdoor Corp.*	(184)	(12,153)
	SHARES	VALUE
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc.	(526)	$(58,586)
Iconix Brand Group, Inc.*	(478)	(15,889)
lululemon athletica, Inc.*	(3,183)	(210,842)
Michael Kors Holdings Ltd.*	(1,700)	(120,343)
PVH Corp.	(260)	(28,668)
Sequential Brands Group, Inc.*	(1,405)	(14,542)
Skechers U.S.A., Inc., Class A*	(921)	(55,582)
Under Armour, Inc., Class A*	(88)	(6,343)
VF Corp.	(2,374)	(164,684)
		(947,491)
Thrifts & Mortgage Finance - (0.0%)†
BankFinancial Corp.	(414)	(4,683)
Clifton Bancorp, Inc.	(1,243)	(16,482)
New York Community Bancorp, Inc.	(816)	(12,607)
		(33,772)
Tobacco - (0.4%)
Philip Morris International, Inc.	(3,700)	(296,888)

Trading Companies & Distributors - (0.6%)
AerCap Holdings N.V.*	(1,566)	(61,904)
Beacon Roofing Supply, Inc.*	(153)	(3,625)
Fastenal Co.	(4,301)	(190,964)
GATX Corp.	(192)	(10,973)
MSC Industrial Direct Co., Inc., Class A	(376)	(28,226)
TAL International Group, Inc.*	(6)	(244)
United Rentals, Inc.*	(968)	(80,199)
WW Grainger, Inc.	(512)	(120,750)
		(496,885)
Water Utilities - (0.0%)†
Cadiz, Inc.*	(91)	(879)

Wireless Telecommunication Services - (0.2%)
America Movil SAB de CV (ADR)	(3,300)	(70,587)
China Mobile Ltd. (ADR)	(157)	(10,255)
SBA Communications Corp., Class A*	(100)	(11,670)
Sprint Corp.*	(300)	(1,290)
Tim Participacoes S.A. (ADR)	(419)	(9,248)

See Accompanying Notes to the Consolidated Schedules of Investments.

84

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January 31, 2015 (Unaudited)

	SHARES	VALUE
Wireless Telecommunication Services (continued)
Vodafone Group plc (ADR)	(1,300)	$(45,669)
		(148,719)
TOTAL COMMON STOCKS
(proceeds received $39,702,399)		(38,673,275)

EXCHANGE TRADED FUNDS - (14.9%)
iPATH S&P 500 VIX Short-Term Futures ETN*	(292)	(10,763)
iShares MSCI Brazil Capped ETF	(297)	(10,190)
Consumer Discretionary Select Sector SPDR Fund	(1,694)	(118,563)
Consumer Staples Select Sector SPDR Fund	(6,185)	(297,004)
Energy Select Sector SPDR Fund	(8,063)	(609,160)
Financial Select Sector SPDR Fund	(6,700)	(154,167)
Health Care Select Sector SPDR Fund	(4,668)	(323,352)
Industrial Select Sector SPDR Fund	(2,100)	(114,597)
iShares Nasdaq Biotechnology ETF	(179)	(57,575)
iShares Russell 2000 Index Fund	(14,882)	(1,721,848)
iShares Russell 2000 Value Index Fund	(5,085)	(495,025)
Materials Select Sector SPDR Fund	(1,700)	(81,073)
SPDR S&P 500 ETF Trust	(37,092)	(7,398,741)
Technology Select Sector SPDR Fund	(1,400)	(55,860)
Utilities Select Sector SPDR Fund	(3,800)	(183,616)
TOTAL EXCHANGE TRADED FUNDS
(proceeds received $11,622,435)		(11,631,534)

	PRINCIPAL AMOUNT
CORPORATE BONDS - (4.6%)
Beverages - (0.2%)
Coca-Cola Co./The 3.20%, 11/1/2023	$(147,000)	(157,951)

Chemicals - (0.2%)
INEOS Group Holdings S.A. 5.88%, 2/15/2019(c)	(22,000)	(21,010)
	PRINCIPAL AMOUNT		VALUE
Chemicals (continued)
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 8.75%, 2/1/2019		$(121,000)	$(122,815)
			(143,825)
Containers & Packaging - (0.2%)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 8.25%, 2/15/2021		(130,000)	(132,600)

Diversified Telecommunication Services - (0.1%)
Telefonica Emisiones SAU 7.05%, 6/20/2036		(67,000)	(93,752)

Food Products - (0.4%)
Tyson Foods, Inc.
3.95%, 8/15/2024		(154,000)	(166,036)
5.15%, 8/15/2044		(154,000)	(187,054)
			(353,090)
Hotels, Restaurants & Leisure - (0.1%)
MGM Resorts International 6.00%, 3/15/2023		(54,000)	(54,540)

Independent Power and Renewable Electricity Producers - (0.0%)†
Dynegy, Inc. 5.88%, 6/1/2023		(34,000)	(32,895)

Machinery - (0.3%)
Vallourec S.A.
2.25%, 9/30/2024	EUR	(100,000)	(112,627)
3.25%, 8/2/2019		(100,000)	(119,461)
			(232,088)
Media - (0.1%)
Time Warner Cable, Inc. 4.50%, 9/15/2042		$(67,000)	(71,993)

Metals & Mining - (0.5%)
Alcoa, Inc. 5.13%, 10/1/2024		(93,000)	(101,719)
Barrick Gold Corp. 4.10%, 5/1/2023		(123,000)	(122,350)
Barrick North America Finance LLC 5.75%, 5/1/2043		(134,000)	(144,622)
Glencore Funding LLC 2.50%, 1/15/2019(c)		(33,000)	(32,526)
			(401,217)

See Accompanying Notes to the Consolidated Schedules of Investments.

85

Arden Alternative Strategies II
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January 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (2.3%)
Antero Resources Corp. 5.13%, 12/1/2022(c)	$(66,000)	$(63,525)
California Resources Corp.
5.00%, 1/15/2020(c)	(40,000)	(34,800)
5.50%, 9/15/2021(c)	(107,000)	(91,218)
6.00%, 11/15/2024(c)	(27,000)	(22,275)
ConocoPhillips
4.30%, 11/15/2044	(228,000)	(249,112)
6.50%, 2/1/2039	(101,000)	(139,929)
Denbury Resources, Inc. 4.63%, 7/15/2023	(38,000)	(32,585)
Devon Energy Corp. 4.75%, 5/15/2042	(67,000)	(73,768)
Hess Corp. 5.60%, 2/15/2041	(264,000)	(289,814)
Husky Energy, Inc. 4.00%, 4/15/2024	(201,000)	(201,284)
Kinder Morgan, Inc. 4.30%, 6/1/2025	(201,000)	(209,492)
MEG Energy Corp. 7.00%, 3/31/2024(c)	(67,000)	(60,970)
Petro-Canada 6.80%, 5/15/2038	(67,000)	(89,083)
Suncor Energy, Inc.
3.60%, 12/1/2024	(121,000)	(124,319)
6.50%, 6/15/2038	(54,000)	(70,633)
WPX Energy, Inc. 5.25%, 9/15/2024	(62,000)	(58,513)
		(1,811,320)
Technology Hardware, Storage & Peripherals - (0.2%)
Apple, Inc. 4.45%, 5/6/2044	(107,000)	(126,781)

TOTAL CORPORATE BONDS
(proceeds received $3,540,063)		(3,612,052)

U.S. GOVERNMENT SECURITIES - (2.0%)
U.S. Treasury Bonds 3.13%, 8/15/2044	(1,276,000)	(1,521,217)
TOTAL U.S. GOVERNMENT SECURITIES
(proceeds received $1,360,330)		(1,521,217)

NO. OF WARRANTS		VALUE
WARRANTS - (0.0%)†
Sears Holdings Corp., expiring 12/15/2019 @ $28*	(70)	$(1,471)
TOTAL WARRANTS (cost $–)		(1,471)

TOTAL SECURITIES SOLD SHORT
(proceeds received $56,225,227)		(55,439,549)

CONTRACTS
WRITTEN OPTIONS - (0.0%)†
Put Options Written - (0.0%)†
SPDR S&P 500 ETF Trust, 2/20/2015 @ 200*	(13)	(4,784)
TOTAL WRITTEN OPTIONS (premiums received $6,304)		(4,784)

TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD SHORT AND WRITTEN OPTIONS
(cost, net of proceeds/ premiums received $19,735,385) — 28.2%		21,956,054
OTHER ASSETS LESS LIABILITIES — 71.8%		55,963,176
NET ASSETS — 100.0%		$77,919,230

*	Non-income producing security.
†	Amount represents less than 0.05%
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At January 31, 2015, the aggregate amount held in a segregated account was $33,190,096.
(b)	All or portion of these securities were on loan. The aggregate market value of such securities is $5,433,769, which was collateralized with the aggregate value of $5,519,786.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid, representing a net balance of $330,529 or 0% of net assets at January 31, 2015.
(d)	Issuer is in default.

Abbreviations:
ADR	—	American Depositary Receipt
EUR	—	Euro
NYRS	—	New York Registry Shares
REIT	—	Real Estate Investment Trust

See Accompanying Notes to the Consolidated Schedules of Investments.

86

Arden Alternative Strategies II
Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,503,405
Aggregate gross unrealized depreciation	(4,282,736)
Net unrealized appreciation	$2,220,669
Federal income tax cost of investments	$19,735,385

See Accompanying Notes to the Consolidated Schedules of Investments.

87

Arden Alternative Strategies II

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Futures Contracts Long

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)

CAC40 Futures Contracts	EUR	9	02/20/15	$468,344	$468,582	$238
CBOT 10 Year U.S. Treasury Note Futures Contracts	USD	11	03/20/15	1,434,248	1,439,625	5,377
CBOT Soybean Meal Futures Contracts	USD	9	03/13/15	301,931	296,910	(5,021)
CME NASDAQ 100 E-Mini Futures Contracts	USD	7	03/20/15	582,050	579,775	(2,275)
CMX Copper Commodity Futures Contracts	USD	2	03/27/15	128,929	124,725	(4,204)
CMX Gold 100 OZ Futures Contracts	USD	3	04/28/15	388,287	383,760	(4,527)
CMX Silver Futures Contracts	USD	2	03/27/15	180,929	172,080	(8,849)
DAX Index Futures Contract	EUR	1	03/20/15	302,149	302,134	(15)
E-Mini S&P 500 Futures Contracts	USD	13	03/20/15	1,306,144	1,292,460	(13,684)
EOE Amsterdam Exchanges Index Futures Contracts	EUR	10	02/20/15	980,788	1,015,418	34,630
EURO STOXX 50 Futures Contracts	EUR	11	03/20/15	416,305	416,281	(24)
EUX Swiss Market Index Futures Contracts	CHF	5	03/20/15	487,413	452,298	(35,115)
FTSE China A50 Index Futures Contracts	USD	35	02/26/15	381,970	367,325	(14,645)
FTSE/MIB Index Futures Contract	EUR	3	03/20/15	347,819	347,255	(564)
HKG Hang Seng Index Futures Contracts	HKD	4	02/26/15	632,875	632,973	98
LIFFE FTSE 100 Index Futures Contracts	GBP	12	03/20/15	1,186,423	1,212,069	25,646
LIFFE Long Gilt Futures Contracts	GBP	8	03/27/15	1,445,150	1,492,584	47,434
Nikkei 225 Futures Contracts	JPY	3	03/12/15	452,459	451,418	(1,041)
NYM Natural Gas Futures Contracts	USD	3	02/25/15	85,937	80,730	(5,207)
NYM NY Harbor ULSD Futures Contract	USD	1	02/27/15	67,597	71,433	3,836
Russell 2000 Mini Futures Contracts	USD	4	03/20/15	465,858	464,480	(1,378)
SFE 10 Year Commonwealth Treasury Bond Futures Contracts	AUD	13	03/16/15	1,294,015	1,333,730	39,715
SFE ASX SPI 200 Index Futures Contracts	AUD	5	03/19/15	502,403	539,306	36,903
						$97,328

Futures Contracts Short

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
BMF Ibovespa Futures Contracts	BRL	26	02/18/15	$466,722	$456,629	$10,093
CBOT Corn Futures Contracts	USD	10	03/13/15	192,037	185,000	7,037
CBOT Soybean Oil Futures Contracts	USD	8	03/13/15	150,245	144,000	6,245
CME Australian Dollar Futures Contracts	USD	2	03/16/15	162,284	155,240	7,044
CME British Pound Futures Contracts	USD	3	03/16/15	286,968	282,244	4,724
CME Canadian Dollar Futures Contracts	USD	4	03/17/15	338,140	315,240	22,900
CME Euro FX Currency Futures Contracts	USD	2	03/16/15	304,133	282,400	21,733

See Accompanying Notes to the Consolidated Schedules of Investments.

88

Arden Alternative Strategies II

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Futures Contracts Short (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CME Japanese Yen Futures Contracts	USD	2	03/16/15	$210,158	$212,850	$(2,692)
CME New Zealand Futures Contract	USD	1	03/16/15	76,608	72,430	4,178
E-Mini S&P 500 Futures Contracts	USD	9	03/20/15	895,431	894,780	651
Eurex 10 Year Euro BUND Futures Contracts	EUR	4	03/06/15	718,480	720,443	(1,963)
FTSE/JSE Top 40 Index Futures Contracts	ZAR	15	03/19/15	548,897	582,482	(33,585)
FTX Taiwan Stock Exchange Index Futures Contracts	TWD	11	02/24/15	660,545	656,087	4,458
HKG Hang Seng Index Futures Contracts	HKD	6	02/26/15	473,055	455,400	17,655
ICE Brent Crude Oil Futures Contracts	USD	4	02/12/15	199,214	211,960	(12,746)
ICE Coffee ‘C’ Futures Contract	USD	1	03/19/15	61,160	60,712	448
ICE Low Sulphur Gas Oil Futures Contracts	USD	2	03/12/15	95,213	95,400	(187)
ICE Sugar #11 (World Markets) Futures Contracts	USD	18	02/27/15	311,425	298,166	13,259
KFE KOSPI 200 Futures Contracts	KRW	5	03/12/15	549,723	574,250	(24,527)
MSE 10 Year Canadian Bond Futures Contracts	CAD	8	03/20/15	878,362	917,164	(38,802)
NYM Gasoline RBOB Futures Contracts	USD	3	02/27/15	172,076	186,329	(14,253)
SGX CNX Nifty Index Futures Contracts	USD	33	02/26/15	589,569	586,014	3,555
WTI Crude Oil Futures Contracts	USD	3	02/20/15	142,883	144,720	(1,837)
						$(6,612)

Cash collateral in the amount of $905,515 was pledged to cover margin requirements for open futures contracts as of January 31, 2015.

Long Equity Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value

Morgan Stanley	Covance, Inc.	01/17/2050	USD	1,687	$9,317
Morgan Stanley	DIRECTV	01/17/2050	USD	3,723	(5,723)
Morgan Stanley	Lorillard, Inc.	01/17/2050	USD	1,491	9,613
Morgan Stanley	Smith & Nephew plc	01/17/2050	GBP	5,875	543
					$13,750

Short Equity Total Return Swap Contracts
Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value

Morgan Stanley	AT&T, Inc.	01/17/2050	USD	5,212	$4,991
Morgan Stanley	Europartners Multi Investment Fund - Spain Index Plus	01/17/2050	EUR	176,413	(16,757)
Morgan Stanley	Reynolds American, Inc.	01/17/2050	USD	434	(5,307)
					$(17,073)

See Accompanying Notes to the Consolidated Schedules of Investments.

89

Arden Alternative Strategies II

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Credit Default Swap Contracts on Corporate Bonds - Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid By AAS II	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
JPMorgan Chase Bank	Valero Energy Corp.	1.00%	USD	304,000	$5,497	12/20/2019	$1,532
JPMorgan Chase Bank	Weatherford International Ltd.	1.00%	USD	200,000	35,037	03/20/2020	35,000
					$40,534		$36,532

Credit Default Swap Contracts on Corporate Bonds - Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received By AAS II	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
JPMorgan Chase Bank	Alcatel-Lucent	5.00%	EUR	364,000	$39,339	06/20/2019	$51,692	2.14%
JPMorgan Chase Bank	Boyd Gaming Corp.	5.00%	USD	145,000	7,137	03/20/2018	13,425	2.12%
JPMorgan Chase Bank	Gannett Co., Inc.	5.00%	USD	209,000	26,806	09/20/2019	26,230	2.25%
JPMorgan Chase Bank	iHeartCommunications, Inc.	5.00%	USD	408,000	(983)	12/21/2015	(2,926)	6.46%
JPMorgan Chase Bank	INEOS Group Holdings S.A.	5.00%	EUR	98,000	6,844	06/20/2019	95	5.12%
JPMorgan Chase Bank	International Lease Finance Corp.	5.00%	USD	70,000	8,050	09/20/2019	9,187	2.05%
JPMorgan Chase Bank	K. Hovnanian Enterprises, Inc.	5.00%	USD	210,000	(7,544)	12/20/2019	(12,849)	6.60%
JPMorgan Chase Bank	New Look Bondco I plc	5.00%	EUR	177,000	18,572	06/20/2019	25,658	2.08%
JPMorgan Chase Bank	Wind Acquisition Finance S.A.	5.00%	EUR	163,000	18,267	03/20/2019	11,430	3.52%
JPMorgan Chase Bank	Wind Acquisition Finance S.A.	5.00%	EUR	422,000	47,403	06/20/2019	26,735	3.74%
					$163,891		$148,677

Forward Foreign Currency Contracts

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
USD vs. CHF, expiring 3/18/2015	JPMorgan Chase Bank	422,316	408,905	$422,316	$446,320	$(24,004)
USD vs. EUR, expiring 3/18/2015	JPMorgan Chase Bank	632,213	510,150	632,213	576,686	55,527
USD vs. GBP, expiring 3/18/2015	JPMorgan Chase Bank	46,717	29,753	46,717	44,801	1,916
USD vs. JPY, expiring 3/18/2015	JPMorgan Chase Bank	54,871	6,500,000	54,871	55,379	(508)
						$32,931

Cash collateral in the amount of $730,000 was pledged for equity total return, credit default swaps and forward foreign currency contracts as of January 31, 2015.

See Accompanying Notes to the Consolidated Schedules of Investments.

90

Arden Alternative Strategies II

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Currency Abbreviations:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
KRW	—	Korea Republic Won
TWD	—	New Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Written Options:

Options written through the period ended January 31, 2015 were as follows:
	Number of Contracts	Premiums Received
Options outstanding ─ November 1, 2014	248	$24,164
Options written	478	99,008
Options terminated in closing purchase transactions	(555)	(107,702)
Options expired	(158)	(9,166)
Options outstanding ─ January 31, 2015	13	$6,304

See Accompanying Notes to the Consolidated Schedules of Investments.

91

Arden Alternative Strategies II

Consolidated Schedule of Investments

January 31, 2015 (Unaudited)

Arden Alternative Strategies II invested, as a percentage of net assets, in the following countries as of January 31, 2015:

Argentina	0.1%
Australia	(0.1)
Bahamas	0.0 †
Belgium	0.2
Bermuda	0.7
Brazil	(0.2)
Canada	(1.4)
Cayman Islands	0.0 †
Chile	0.0 †
China	(0.2)
Colombia	0.0 †
Cyprus	0.4
Denmark	0.0 †
Finland	0.0 †
France	(0.3)
Germany	0.1
Greece	0.1
Hong Kong	(0.1)
India	0.3
Ireland	0.5
Israel	0.1
Japan	(0.1)
Jersey	0.0 †
Luxembourg	0.0 †
Marshall Islands	0.1
Mexico	(0.4)
Monaco	0.1
Netherlands	0.8
Norway	(0.1)
Singapore	0.1
South Africa	0.0 †
South Korea	0.1
Spain	(0.1)
Sweden	(0.1)
Switzerland	0.4
Taiwan	(0.1)
United Kingdom	0.0 †
United States	27.3
Other ‡	71.8
100.0%

†	Amount represent less than 0.05%
‡	Includes any non investments in securities and net other assets (liabilities).

See Accompanying Notes to the Consolidated Schedules of Investments.

92

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED SCHEDULES OF INVESTMENTS
JANUARY 31, 2015 (Unaudited)

1.	Organization

Arden Investment Series Trust (the “Trust”), a Delaware statutory trust, was formed on April 11, 2012 and has authorized capital of unlimited shares of beneficial interest. The Trust is authorized to have multiple series, as amended, (each a “Series”) and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three series, the Arden Alternative Strategies Fund (“AASF”) and Arden Alternative Strategies II (“AAS II”) (AASF together with AAS II the “Funds” and each individually, a “Fund”) as well as Arden Alternative Strategies VIT (“AASV”) (formerly known as Arden Variable Alternative Strategies Fund), which is registered with the Securities and Exchange Commission but has not commenced operations as of January 31, 2015.

The Trust had no operations from November 12, 2012 (initial seeding date) until AASF’s commencement of operations on November 27, 2012 other than matters relating to its registration and the sale and issuance of 23,000 shares of beneficial interest in AASF to its investment adviser, Arden Asset Management LLC (the “Adviser”), at a net asset value of $10 per share. AAS II commenced operations on February 3, 2014. Each Fund’s investment objective is to achieve capital appreciation. In pursuing each Fund’s objective, the Adviser seeks to enable each Fund to achieve a low beta to the major equity and fixed income markets, through the allocation of the assets of each Fund among a number of sub-advisers (the “Sub-Advisers”) that employ a variety of alternative investment strategies.

Basis for Consolidation:

AASF Offshore Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 24, 2012 and is a wholly-owned subsidiary of AASF. The Subsidiary acts as an investment vehicle for AASF to enable AASF to gain exposure to certain types of commodity-linked derivative instruments. AASF is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of November 30, 2012, and it is intended that AASF will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. AASF’s policy is to consolidate entities where it is the sole or principal owner of the equity of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The accompanying financial statements reflect the financial position and the results of operations on a consolidated basis for AASF and the Subsidiary.

AAS II Offshore Fund, Ltd. (the “Subsidiary II”) (formerly known as the Arden Alternative C, Ltd. and later renamed as the AAS II Offshore Fund, Ltd. on November 11, 2014), a Cayman Islands exempted company, was incorporated on April 17, 2012 and is a wholly-owned subsidiary of AAS II. The Subsidiary II acts as an investment vehicle for AAS II to enable AAS II to gain exposure to certain types of commodity-linked derivative instruments. AAS II is the sole shareholder of the Subsidiary II pursuant to a subscription agreement dated as of January 6, 2015, and it is intended that AAS II will remain the sole shareholder and will continue to control the Subsidiary II. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary II confer upon a shareholder the right to vote at general meetings of the Subsidiary II and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary II. AAS II’s policy is to consolidate entities where it is the sole or principal owner of the equity of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The accompanying financial statements reflect the financial position and the results of operations on a consolidated basis for AAS II and the Subsidiary II.

2.	Basis of Presentation

The preparation of the Consolidated Schedules of Investments is in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Consolidated Schedules of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Consolidated Schedules of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED SCHEDULES OF INVESTMENTS (Continued)
JANUARY 31, 2015 (Unaudited)

2.	Basis of Presentation (Continued)

Investment Valuation:

The net asset value (“NAV”) of each Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business (the “Valuation Time”). To calculate the NAV, the Funds’ assets are valued and totalled, liabilities are valued and subtracted, and the balance is divided by the number of shares outstanding.

Investments in securities listed on the Nasdaq National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the NAV of each Fund. If no sale is shown on the NASDAQ, the last available bid (long positions) or ask (short positions) price will be used. If no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Trust’s fair valuation procedures set forth herein. U.S. exchange traded securities, other than NASDAQ securities, are valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities held short, as reported by such exchange. Other securities for which market quotations are readily available will be valued at their bid prices in the case of securities held long, or ask prices in the case of securities held short, as obtained from one or more broker-dealers making markets for such securities. Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Futures contracts are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such futures contracts or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported.

The Funds may also fair value securities that trade in a foreign market if events or market fluctuations that appear likely to affect the value of those securities occur between the time the foreign market closes and the time the NYSE closes. Generally, significant events may include: (1) corporate actions or announcements that affect a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts that affect a country or region, or (4) significant domestic or foreign market fluctuations. To address this issue, the Board of Trustees (the “Board”) has approved procedures that implement fair valuations of foreign equity securities (excluding Canadian, Mexican and American Depositary Receipts (“ADR”) securities priced on a domestic exchange) as a result of movements in U.S. markets (following the close of various foreign markets) that, on any given day, exceed certain triggers or thresholds approved by the Board. One or more third-party fair valuation pricing services has been retained to assist in the Trust’s fair valuation process for foreign securities. The Funds will also fair value foreign securities on days when a particular foreign securities principal exchange is closed, but the Funds are open. The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of the Pricing Committee (“Pricing Committee”), operating under procedures approved by the Board (including using an adjustment factor provided by a third-party pricing service), instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect the Funds by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of a Fund’s NAV by such traders. At January 31, 2015, no such adjustments had been made.

94

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED SCHEDULES OF INVESTMENTS (Continued)
JANUARY 31, 2015 (Unaudited)

2.	Basis of Presentation (Continued)

Debt securities will generally be valued by a third party pricing service which employs different techniques to determine valuations for normal institutional size trading units. The valuation techniques may take into account various factors, including, without limitation: bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). The reasonableness of valuations provided by any third party pricing service will be reviewed periodically by the Board. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Board to represent fair value.

Investments in exchange traded funds (“ETFs”) are valued at their last sale prices as reported on the exchange determined to be the primary market for such investments. If no sales of those investments are reported on a particular day, the investments will be determined by the managers of the ETFs (“Managers”) in accordance with the ETFs’ valuation policies and as reported by the Managers. As a general matter, the fair value of a Fund’s interest in an ETF will represent the amount that the Fund could reasonably expect to receive from the ETF if the Fund’s interest were redeemed, which could differ from the ETF’s market price. A Fund may not be able to verify valuation information given to the Fund or publicly disseminated by the Managers. In the unlikely event that an ETF does not report a value to a Fund on a timely basis, the Fund would determine the fair value of its interest in that ETF based on all relevant circumstances which may include the most recent value reported by the ETF, as well as any other relevant information available at the time the Fund values its assets.

Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost method, which approximates market value. Investments in master limited partnerships are valued at closing price on an exchange where such investments are traded. Mutual funds are valued at the daily closing NAV each business day. Other securities, not referenced above, for which market quotations are readily available will be valued at their bid prices as obtained from one or more broker-dealers making markets for those securities.

Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates, which will be supplied by a third party pricing service. Swap agreements are valued utilizing quotes received daily by the Funds from third party pricing services or through broker-dealers, and are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

In certain instances, such as when market quotations are not readily available, securities and other assets will be valued at fair value (“Fair Value Asset”) in accordance with the Trust’s pricing policy and procedures approved by the Board. The Board has delegated to the Pricing Committee the day-to-day responsibilities for determining the values of the Funds’ investments as of any day on which the Funds’ NAVs are determined. When determining the price for Fair Value Assets, the Pricing Committee seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset or settlement of that liability in an arm’s-length transaction. Fair value determinations shall be based upon various factors that the Adviser and/or Sub-Advisers deem relevant and consistent with the principles of fair value measurement. These factors include but are not limited to: (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) observations or market activity by the customary market participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as interest rates, volatilities, credit risks, and other news events. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Pricing Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is reviewed by the Board.

95

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED SCHEDULES OF INVESTMENTS (Continued)
JANUARY 31, 2015 (Unaudited)

2.	Basis of Presentation (Continued)

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a third party pricing service. On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time that determination of such values or exchange rates are made and the time that the net asset value is determined. When such significant events materially affect the values of securities held by a Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board. For purposes of calculating the U.S. dollar equivalent value of a non U.S. dollar denominated obligations, foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities and other assets and liabilities - at the exchange rates prevailing as of the close of business on NYSE; and (2) purchases and sales of investment securities and income and expenses - at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of investments held or sold during the period. Such gains and losses are included with net realized and unrealized gain or loss on investments.

Various inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in three levels listed below:

•	Level 1 —	Quoted prices in active markets for identical assets or liabilities on the measurement date.

•	Level 2 —	Other significant observable inputs (including quoted prices for similar assets or liabilities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 —	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities may be valued at amortized cost which approximates fair market value. Generally, amortized cost approximates the current fair market value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time each Fund’s NAV is computed and that may materially affect the value of each Fund’s investments).

The following is a summary of the valuations at January 31, 2015 for each Fund based upon the three levels previously defined. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their fair value. Transfers between Level 1 and Level 2 are included in a summary of the valuations below. At January 31, 2015, there were no Level 3 investments held.

96

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED SCHEDULES OF INVESTMENTS (Continued)
JANUARY 31, 2015 (Unaudited)

2.	Basis of Presentation (Continued)

Arden Alternative Strategies Fund

Assets	Level 1	Level 2	Total
Investments:
Common Stocks^	$848,032,804	$—	$848,032,804
Preferred Stocks^	846,821	—	846,821
Exchange Traded Funds	20,876,982	—	20,876,982
Mutual Funds	617,676	—	617,676
Asset-Backed Securities	—	6,515,219	6,515,219
Agency CMO	—	6,780,101	6,780,101
Corporate Bonds^	—	133,184,714	133,184,714
Municipal Bonds	—	14,762,487	14,762,487
Sovereign Governments	—	30,047,772	30,047,772
U.S. Government Securities	—	50,018,924	50,018,924
Rights	9,828	—	9,828
Warrants	993,526	—	993,526
Purchased Options	7,898,504	—	7,898,504
Short-Term Investments	—	39,996,025	39,996,025
Total Investments	$879,276,141	$281,305,242	$1,160,581,383

Derivatives :

Futures Contracts*	$10,834,255	$—	$10,834,255
Total Return Swap Contracts	—	475,205	475,205
Currency Swap Contracts	—	82,844	82,844
Credit Default Swap Contracts*	—	8,004,526	8,004,526
Inflation Linked Swap Contracts	—	459,272	459,272
Interest Rate Swap Contracts*	—	12,638,602	12,638,602
Forward Currency Contracts	—	6,621,565	6,621,565
Total Derivatives	$10,834,255	$28,282,014	$39,116,269

Liabilities	Level 1	Level 2	Total
Investments:
Common Stocks^	$705,951,590	$—	$705,951,590
Exchange Traded Funds	79,073,460	—	79,073,460
Agency CMO	—	1,085,427	1,085,427
Corporate Bonds^	—	37,110,690	37,110,690
Sovereign Governments	—	1,360,837	1,360,837
U.S. Government Securities	—	21,429,580	21,429,580
Warrants	19,602	—	19,602
Written Options	31,704	—	31,704
Total Investments	$785,076,356	$60,986,534	$846,062,890

Derivatives :

Futures Contracts*	$9,400,941	$—	$9,400,941
Equity Total Return Swap Contracts	—	111,291	111,291
Credit Default Swaps Contracts*	—	5,037,019	5,037,019
Inflation-Linked Swaps	—	467,701	467,701
Interest Rate Swaps Contracts*	—	5,757,848	5,757,848
Forward Currency Contracts	—	6,321,069	6,321,069
Total Derivatives	$9,400,941	$17,694,928	$27,095,869
97

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED SCHEDULES OF INVESTMENTS (Continued)
JANUARY 31, 2015 (Unaudited)

Arden Alternative Strategies II

Assets	Level 1	Level 2		Total
Investments:
Common Stocks^	$66,620,935	$880,613	**	$67,501,548
Exchange Traded Funds	569,567	—		569,567
Mutual Funds	432,638	—		432,638
Corporate Bonds^	—	4,731,511		4,731,511
Municipal Bonds	—	1,789,326		1,789,326
Sovereign Governments	—	102,663		102,663
U.S. Government Securities	—	2,085,171		2,085,171
Rights	9,665	—		9,665
Warrants	30,996	—		30,996
Purchased Options	147,302	—		147,302
Total Investments	$67,811,103	$9,589,284		$77,400,387

Derivatives :

Futures Contracts*	$317,857	$—		$317,857
Total Return Swap Contracts	—	24,464		24,464
Credit Default Swap Contracts*	—	200,984		200,984
Forward Currency Contracts	—	57,443		57,443
Total Derivatives	$317,857	$282,891		$600,748

Liabilities	Level 1	Level 2		Total
Investments:
Common Stocks^	$38,673,275	$—		$38,673,275
Exchange Traded Funds	11,631,534	—		11,631,534
Corporate Bonds^	—	3,612,052		3,612,052
U.S. Government Securities	—	1,521,217		1,521,217
Warrants	1,471	—		1,471
Written Options	4,784	—		4,784
Total Investments	$50,311,064	$5,133,269		$55,444,333

Derivatives :

Futures Contracts*	$227,141	$—		$227,141
Total Return Swap Contracts	—	27,787		27,787
Credit Default Swap Contracts*	—	15,775		15,775
Forward Currency Contracts	—	24,512		24,512
Total Derivatives	$227,141	$68,074		$295,215

^	See Consolidated Schedule of Investments for industry breakdown.
*	Futures contracts and centrally cleared swaps are reported in the table above using the cumulative appreciation or depreciation as detailed in the futures contracts and centrally cleared swaps on the Consolidated Schedule of Investments, respectively, but only the variation margin to be received, if any, is reported within the Consolidated Statement of Assets and Liabilities.
**	Amount represents the transfers of common stocks from Level 1 to Level 2 for the period ended January 31, 2015 as a result of the Fund’s systematic application of the fair value trigger for international securities.
98

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Arden Investment Series Trust

By:	/s/ Henry P. Davis

Henry P. Davis
President and Chief Executive Officer
March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Henry P. Davis

Henry P. Davis
President and Chief Executive Officer
March 31, 2015

By:	/s/ Andrew Katz

Andrew Katz
Treasurer and Chief Financial Officer
March 31, 2015